As filed with the Securities and Exchange Commission on April 21, 2017

Registration Nos.: 333-158546; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 9	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	(X)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Officers) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2017, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

FUTUREFUNDS SELECT

A Group Fixed and Variable Deferred Annuity Contract

Issued by

FutureFunds Series Account

of Great-West Life & Annuity Insurance Company

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Overview

This Prospectus describes FutureFunds Select, a group flexible premium deferred fixed and variable annuity contract (“Contract”) designed for purchase by employers, associations and organizations to fund either tax-qualified retirement programs that qualify for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), or certain non-qualified plans. The Contract provides a variable annuity insurance contract that includes investment divisions (“Variable Accounts”) of FutureFunds Series Account (the “Series Account”), the value of which is based on the investment performance of the corresponding mutual funds (“Eligible Funds”) you select, as listed below. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts. Great-West Life & Annuity Insurance Company (“we,” “us” or “Great-West”) issues Contracts in connection with the following retirement plans (“Plans”):

•	pension or profit-sharing plans described in Code section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).

Participation in the Contract

You may be eligible to participate in the Contract if you participate in one of the Plans listed above. The owner of a Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Contractholder”).

Great-West will establish a Participant account (“Participant Account”) in your name. This Participant Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

Payment Options

The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed payments. Depending on the terms of your Plan, other annuity payment options acceptable to Great-West may be available under your Contract, including options that provide for variable payments or a combination of fixed and variable payments. If you select a variable payment option, your payments will reflect the investment experience of the Variable Account(s) you select. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Contract, and (2) your needs and circumstances.

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Allocating Your Money

You can allocate your Contributions among several Variable Accounts of the Series Account. Each Variable Account invests all of its assets in one of the corresponding Eligible Funds. The following is a list of each Eligible Fund:

Alger Balanced Portfolio – Class I-2 Shares*

Alger Mid Cap Growth Portfolio – Class I-2 Shares

American Century Investments Equity Income Fund – Investor Class Share

American Century Investments Income & Growth Fund – Investor Class Shares

American Funds The Growth Fund of America® – Class R3 Shares

Artisan International Fund – Investor Class Shares

ClearBridge International Small Cap Fund – Class A Shares

Columbia Contrarian Core Fund – Class A Shares

Columbia Mid Cap Value Fund – Class R Shares

Columbia Variable Portfolio Asset Allocation Fund – Class 1 Shares

Davis New York Venture Fund – Class R Shares

Federated Equity Income Fund – Class A Shares

Fidelity® VIP Contrafund® Portfolio – Initial Class Shares

Fidelity® VIP Growth Portfolio – Initial Class

Franklin Small-Mid Cap Growth Fund – Class A

Great-West Ariel Mid Cap Value Fund – Investor l Class

Great-West Bond Index Fund – Investor Class

Great-West Government Money Market Fund (formerly Great-West Money Market Fund) – Investor Class Shares

Great-West Invesco Small Cap Value – Investor Class Shares

Great-West Lifetime Conservative 2015 Fund – Investor Class Shares

Great-West Lifetime Conservative 2020 Fund – Investor Class Shares

Great-West Lifetime Conservative 2025 Fund – Investor Class Shares

Great-West Lifetime Conservative 2030 Fund – Investor Class Shares

Great-West Lifetime Conservative 2035 Fund – Investor Class Shares

Great-West Lifetime Conservative 2040 Fund – Investor Class Shares

Great-West Lifetime Conservative 2045 Fund – Investor Class Shares

Great-West Lifetime Conservative 2050 Fund – Investor Class Shares

Great-West Lifetime Conservative 2055 Fund – Investor Class Shares

Great-West Lifetime 2015 Fund – Investor Class Shares

Great-West Lifetime 2020 Fund – Investor Class Shares

Great-West Lifetime 2025 Fund – Investor Class Shares

Great-West Lifetime 2030 Fund – Investor Class Shares

Great-West Lifetime 2035 Fund – Investor Class Shares

Great-West Lifetime 2040 Fund – Investor Class Shares

Great-West Lifetime 2045 Fund – Investor Class Shares

Great-West Lifetime 2050 Fund – Investor Class Shares

Great-West Lifetime 2055 Fund – Investor Class Shares

Great-West Loomis Sayles Bond Fund – Investor Class Shares

Great-West Loomis Sayles Small Cap Value Fund – Investor Class Shares

Great-West MFS International Value Fund – Investor Class Shares*

Great-West Multi-Manager Small Cap Growth Fund – Investor Class Shares

Great-West S&P 500® Index Fund – Investor Class Shares

Great-West S&P Small Cap 600® Index Fund – Investor Class Shares

Great-West Stock Index Fund – Investor Class Shares

(effective June 16, 2017, this portfolio will merge into the Great-West S&P 500® Index Fund – Investor Class Shares)

Great-West T. Rowe Price Equity Income Fund – Investor Class Shares

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class Shares

Great-West U.S. Government Mortgage Securities Fund – Investor Class Shares

Great-West Aggressive Profile I Fund – Investor Class Shares*

(effective June 16, 2017, this portfolio will merge into the Great-West Aggressive Profile II Fund – Investor Class, and become the Great-West Aggressive Profile Fund – Investor Class)

Great-West Aggressive Profile II Fund – Investor Class Shares

Great-West Conservative Profile I Fund – Investor Class Shares*

(effective June 16, 2017, this portfolio will merge into the Great-West Conservative Profile II Fund – Investor Class and become the Great-West Conservative Profile Fund – Investor Class)

Great-West Conservative Profile II Fund – Investor Class Shares

Great-West Moderate Profile I Fund – Investor Class Shares*

(effective June 16, 2017, this portfolio will merge into the Great-West Moderate Profile II Fund – Investor Class and become the Great-West Moderate Profile Fund – Investor Class)

Great-West Moderate Profile II Fund – Investor Class Shares

Great-West Moderately Aggressive Profile I Fund – Investor Class Shares*

(effective June 16, 2017, this portfolio will merge into the Great-West Moderately Aggressive Profile II Fund – Investor Class, and become the Great-West Moderately Aggressive Profile Fund – Investor Class)

Great-West Moderately Aggressive Profile II Fund – Investor Class Shares

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Great-West Moderately Conservative Profile I Fund – Investor Class Shares*

(effective June 16, 2017, this portfolio will merge into the Great-West Conservative Profile II Fund – Investor Class, and become the Great-West Conservative Profile Fund – Investor Class)

Great-West Moderately Conservative Profile II Fund – Investor Class Shares

Invesco Small Cap Growth Fund – Class A Shares*

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Janus Aspen Global Research Portfolio – Institutional Shares

(On or about June 2, 2017, subject to shareholder approval, the name of this portfolio will change to Janus Henderson Global Research Portfolio – Class T)*

Janus Forty Fund – Class T Shares

(On or about June 2, 2017, subject to shareholder approval, the name of this portfolio will change to Janus Henderson Forty Fund – Class T)

Janus Fund – Class T Shares

(On or about June 2, 2017, subject to shareholder approval, this portfolio will merge into the Janus Research Fund and be named Janus Henderson Research Fund – Class T)

Janus Global Research Fund – Class T Shares*

(On or about June 2, 2017, subject to shareholder approval, the name of this portfolio will change to Janus Henderson Global Research Fund – Class T)

Janus Research Fund – Class T Shares

(On or about June 2, 2017, subject to shareholder approval, the name of this portfolio will change to Janus Henderson Research Fund – Class T)

Janus Twenty Fund – Class T Shares*

(On or about June 2, 2017, subject to shareholder approval, this portfolio will merge into and be named Janus Henderson Forty Fund – Class T)

JPMorgan Disciplined Equity Fund – Class A Shares**

Lord Abbett Value Opportunities Fund – Class R4 Shares

MFS® Growth Fund – Class A Shares*

Oppenheimer Capital Appreciation Fund – Class A Shares

Oppenheimer Global Fund – Class A Shares

PIMCO Total Return Fund – Administrative Class Shares

Pioneer Equity Income VCT Portfolio – Class II Shares

Putnam High Yield Advantage Fund – Class R Shares

Putnam Income Fund – Class A Shares

Putnam International Capital Opportunities Fund – Class R Shares

RidgeWorth Silvant Small Cap Growth Stock Fund – Class I Shares

Royce Total Return Fund – Class K Shares

Undiscovered Managers Behavioral Value Fund – Class A Shares**

Victory RS Select Growth Fund – Class A Shares (formerly RS Select Growth Fund)

Victory RS Small Cap Growth Fund – Class A Shares* (formerly RS Small Cap Growth Fund)

*	This Variable Account is closed to incoming Transfers and new Contributions.
**

This Variable Account is no longer available as an investment option for new Plans purchasing the Contract May 1, 2017 or later. Contractholders (and their successor, related or affiliated plans) which had A shares of the Variable Account available before May 1, 2017 may continue to allow new Participants to allocate Contributions to this Variable Account.

You may also allocate your money to a “Fixed Account” option where you can earn a fixed rate of return on your investment set by Great-West in its sole discretion. Your interest in Fixed Account(s) is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Variable Account(s) and the Fixed Account(s) available to you will depend on the terms of the Contract. Please consult with the Contractholder and/or the Contract for more information. We offer other variable annuity contracts supported by the Series Account that have different charges and contract features.

This Prospectus presents important information you should read before participating in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional

Information (the “SAI”) dated May 1, 2017, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding Great-West by visiting the SEC’s website at www.sec.gov.

The date of this prospectus is May 1, 2017

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Contract is not available in all states.

DEFINITIONS

Accumulation Period: The period between the effective date of your participation in the Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Contract.

Accumulation Unit: The accounting measure described in the Contract and used by Great-West to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Alternate Payee: Any Spouse, former Spouse, child or other dependent of a Participant who is recognized by a Qualified Domestic Relations Order as having a right to receive all or a portion of the benefit payable under a Plan with respect to such Participant.

Annuity Commencement Date: The date annuity payments begin under an annuity payment option.

Code: The Internal Revenue Code of 1986, as amended from time to time, or any future United States Internal Revenue law that replaces the Internal Revenue Code of 1986. References herein to specific section numbers shall be deemed to include Treasury regulations and Internal Revenue Service guidance thereunder, and to corresponding provisions of any future Internal Revenue law that replaces the Internal Revenue Code of 1986.

Contract: An agreement between Great-West and the Contractholder providing a group flexible premium deferred fixed and variable annuity issued in connection with certain retirement plans.

Contractholder: Depending on the type of Plan and the employer’s involvement, the Contractholder will be an employer, Plan trustee, certain employer associations or certain employee associations.

Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts received by Great-West under the Contract on your behalf and allocated to a Participant Account.

Distribution(s): Amounts paid out of the annuity contract pursuant to the terms of the Plans.

Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which a Variable Account invests all of its assets.

Fixed Account(s): One or more accounts within the General Account that provides a rate of return into which Contributions may be allocated or the Participant Account Value may be Transferred. Your interests in the Fixed Account(s) are not securities and are not subject to review by the SEC. Please refer to your Contract for more information about the available Fixed Accounts.

Fixed Account Value: The sum of your interest in the Fixed Account(s).

General Account: Great-West’s assets other than those held in any segregated investment account or the Series Account.

Participant: The person who is eligible to and elects to participate in the Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Account: A separate record in the name of each Participant which reflects his or her share in the Variable Accounts and Fixed Accounts.

Participant Account Value: The total value of your interest under the Contract. It is the total of your Fixed Account Values and Variable Account Values credited to the Participant Account.

Payee: A person entitled to receive all or a portion of the value of the Participant Account.

Plan: The underlying plan document of the Contractholder written in accordance with the applicable sections of the Code. For purposes of Code Section 403(b) annuity programs that do not have a plan document, Plan will herein mean the provisions and/or rules of the Contractholder’s 403(b) annuity program.

Premium Tax: The amount of tax, if any, charged by a state or other governmental authority in connection with the Contract.

Qualified Domestic Relations Order: A domestic relations order that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to a Participant and that complies with the requirements of the Code and the Employee Retirement Income Security Act of 1972, as amended (“ERISA”), if applicable, and is approved by the Plan.

Request: An inquiry or instruction in a form satisfactory to Great-West. A valid Request must be: (1) received by Great-West at its Administrative Offices; (2) approved by the Contractholder, or the Contractholder’s designee; and (3) submitted in accordance with the provisions of the Contract, or as required by Great-West.

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Restorations: A type of Start-Up Cost we incur when we agree to restore any back-end load charges, market value adjustments, or other investment charges deducted from Plan assets under a prior investment option.

Series Account: FutureFunds Series Account, a segregated investment account established by Great-West into which Contributions may be invested or the Participant Account Value may be Transferred. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Variable Accounts.

Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Start-Up Costs: The amounts we incur in acquiring and implementing the Plan, which may include but are not limited to restorations, commissions or other costs.

Transfer: When you move all or a portion of your Participant Account Value from one Variable Account, Fixed Account or provider to another.

Valuation Date: The date on which the net asset value of each Variable Account is determined. This calculation is made as of the close of trading of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which Great-West will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a Valuation Date.

Valuation Period: The period between two successive Valuation Dates.

Variable Account: Divisions of the Series Account, one for each Eligible Fund. Each Variable Account has its own Accumulation Unit value. A Variable Account may also be referred to as an “investment division” or “sub-account” in the Prospectus, SAI or Series Account financial statements.

Variable Account Value: The total value of your Variable Accounts.

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FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES1

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Deferred Sales Load	None

Contract Termination Charge (as a percentage of Start-Up Costs, if applicable)	0.00% - 100.0% [2]

Transfer Fee	None

Premium Tax Charges	0.00% - 3.50% [3]

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$100.00

SERIES ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account Value)

Maximum Daily Variable Asset Charge (“VAC”) Deduction[4]	1.25%
Total Series Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Contract. More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE

	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.48%	2.19	% [6]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

[1]

In addition to the listed transaction expenses, each of which is described in more detail in this prospectus and the Contract, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity. In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

[2]

Upon termination of the Contract by the Contractholder, a Contract Termination Charge may apply, which is a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.

[3]	A Premium Tax charge may apply upon full surrender, death, or annuitization.
[4]

The VAC is deducted from each Variable Account’s Accumulation Unit value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Variable Asset Charge Deduction” below for more information.

[5]

Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Funds), operate as “fund of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as the Great-West Funds and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.

[6]	The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted.7 If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$341	$1,038	$1,757	$3,651

(2)	If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$341	$1,038	$1,757	$3,651

The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Account Value.

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

[7]

This Example does not assume application of a Contract Termination Charge, which may or may not apply upon Termination depending on the terms of the Plan. If it applies, the Contract Termination Charge is as a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West. Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. For more information about the Contract Termination Charge, please see “Contract Termination Charge” below.

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CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning accumulation units for each Variable Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Variable Account. The accumulation unit values reflect the deduction of the Variable Asset Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Variable Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and 49 states in the United States.

Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Contract and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

Great-West originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists and is governed pursuant to Colorado law as a result of our redomestication. The Series Account consists of Variable Accounts and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.

We do not guarantee the investment performance of the Variable Accounts. The portion of your Participant Account Value allocated to the Variable Accounts and the amount of periodic payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Variable Accounts.

The Series Account and its Variable Accounts are administered and accounted for as part of Great-West’s general business. However, the income, gains, or losses of each Variable Account are credited to or charged against the assets held in that Variable Account, without regard to other income, gains, or losses of any other Variable Account and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contract and other contracts issued by us that are supported by the Series Account are generally corporate obligations of Great-West. The Series Account currently has several Variable Accounts available for allocation of Contributions. Each Variable Account invests in shares of an Eligible Fund each having a specific investment objective. If Great-West decides to make additional Variable Accounts available to Contractholders, Great-West may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Variable Accounts may not be available under your Contract because the Contractholder may decide to offer only a select number of Eligible Funds and the accompanying Variable Accounts under its Plan. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information concerning the availability of Variable Accounts under your Contract.

Each Variable Account invests in an Eligible Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds

Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. These Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought for variable life

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insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.

Public Eligible Funds

Some of the Eligible Funds, which the Variable Accounts buy for the Contract, are also available to the general public. Variable Accounts investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Investments Equity Income Fund (Investor Class Shares)
•	American Century Investments Income & Growth Fund (Investor Class Shares)
•	American Funds The Growth Fund of America (Class R3 Shares)
•	Artisan International Fund (Investor Class Shares)
•	ClearBridge International Small Cap Fund (Class A Shares)
•	Columbia Contrarian Core Fund (Class A Shares)
•	Columbia Mid Cap Value Fund (Class R Shares)
•	Davis New York Venture Fund (Class R Shares)
•	Federated Equity Income Fund, Inc. (Class A Shares)
•	Franklin Small-Mid Cap Growth Fund (Class A Shares)
•	Invesco Small Cap Growth Fund (Class A Shares)
•	Janus Forty Fund (Class T Shares)
•	Janus Fund (Class T Shares)
•	Janus Global Research Fund (Class T Shares)
•	Janus Research Fund (Class T Shares)
•	Janus Twenty Fund (Class T Shares)
•	JPMorgan Disciplined Equity Fund (Class A Shares)
•	Lord Abbett Value Opportunities Fund (Class R4 Shares)
•	MFS® Growth Fund (Class A Shares)
•	Oppenheimer Capital Appreciation Fund (Class A Shares)
•	Oppenheimer Global Fund (Class A Shares)
•	PIMCO Total Return Fund (Administrative Class Shares)
•	Putnam High Yield Advantage Fund (Class R Shares)
•	Putnam Income Fund (Class A Shares)
•	Putnam International Capital Opportunities Fund (Class R Shares)
•	RidgeWorth Silvant Small Cap Growth Stock Fund (I Shares)
•	Royce Total Return Fund (Class K Shares)
•	Undiscovered Managers Behavioral Value Fund (Class A Shares)
•	Victory RS Select Growth Fund (Class A Shares)
•	Victory RS Small Cap Growth Fund (Class A Shares)

Payments We Receive

Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

Investment Objectives and Advisers

The following sets forth the investment objective and adviser of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve its respective objectives.

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The Alger Portfolios - advised by Fred Alger Management, Inc.

Alger Balanced Portfolio (Class I-2 Shares)* The Fund seeks current income and long-term capital appreciation. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Alger Mid Cap Growth Portfolio (Class I-2 Shares) The Fund seeks long-term capital appreciation.

American Century Funds - advised by American Century Investment Management, Inc.

American Century Investments Equity Income Fund (Investor Class Shares) The Fund seeks current income. Capital appreciation is a secondary objective.

American Century Investments Income & Growth Fund (Investor Class Shares) The Fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective.

American Funds - advised by Capital Research and Management Company.

American Funds The Growth Fund of America® (Class R3 Shares) The Fund’s investment objective is to provide growth of capital.

Artisan Funds, Inc. - advised by Artisan Partners Limited Partnership.

Artisan International Fund (Investor Class Shares) The Fund seeks maximum long-term capital growth.

ClearBridge Investments - advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge International Small Cap Fund (Class A Shares) The Fund seeks long-term growth of capital.

Columbia Funds - advised by Columbia Management Investment Advisors, LLC.

Columbia Contrarian Core Fund (Class A Shares) The Fund seeks total return, consisting of long term capital appreciation and current income.

Columbia Mid Cap Value Fund (Class R Shares) The Fund seeks long-term capital appreciation.

Columbia Variable Portfolio - Asset Allocation Fund (Class 1 Shares) The Fund seeks total return, consisting of current income and long-term capital appreciation.

Davis Funds - advised by Davis Selected Advisers, L.P.

Davis New York Venture Fund (Class R Shares) The Fund seeks long-term growth of capital.

Federated Equity Funds - advised by Federated Equity Management Company of Pennsylvania.

Federated Equity Income Fund (Class A Shares) The Fund seeks to provide above average income and capital appreciation.

Fidelity® Variable Insurance Products - advised by Fidelity Management & Research Company (FMR).

Fidelity® VIP Contrafund® Portfolio (Initial Class Shares) The Fund seeks long-term capital appreciation.

Fidelity® VIP Growth Portfolio (Initial Class Shares) The fund seeks to achieve capital appreciation.

Franklin Strategic Series Funds - advised by Franklin Advisers, Inc.

Franklin Small-Mid Cap Growth Fund (Class A Shares) The Fund seeks long-term capital growth.

Great-West Funds, Inc. - advised by Great-West Capital Management, LLC (“GWCM”), a wholly owned subsidiary of Great-West. Great-West Funds, Inc. currently operates under a manager of managers structure under an SEC order granting exemptions, which permits GWCM, without shareholder approval, to enter into, terminate or materially amend sub-advisory agreements with sub-advisers to manage the investment and reinvestment of the assets of the portfolios of Great-West Funds, Inc. Sub-advisers are subject to the review and supervision of GWCM and the board of directors of Great-West Funds, Inc.

Great-West Ariel Mid Cap Value Fund (Investor Class Shares) The Fund seeks long-term capital appreciation.

Great-West Bond Index Fund (Investor Class Shares) The Fund seeks investment results that track the total return of the debt securities that comprise the Barclays U.S. Aggregate Bond Index (the “Benchmark Index”).

Great-West Government Money Market Fund (formerly Great-West Money Market Fund) (Investor Class Shares) The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

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Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Great-West Invesco Small Cap Value (Investor Class Shares) The Fund seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund (Investor Class Shares) The Fund seeks high total investment return through a combination of current income and capital appreciation.

Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) The Fund seeks long-term capital growth.

Great-West MFS International Value Fund (Investor Class Shares)* The Fund seeks long-term capital growth.

Great-West Multi-Manager Small Cap Growth Fund (Investor Class Shares) The Fund seeks long-term capital appreciation.

Great-West S&P 500® Index Fund (Investor Class Shares) The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Benchmark Index”)8.

Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600® Index (the “Benchmark Index”)8.

Great-West Stock Index Fund (Investor Class Shares) The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500® Index and the S&P MidCap 400® Index, weighted according to their pro-rata share of the market (the “Benchmark Index”).Effective June 16, 2017, this Portfolio will merge into the Great-West S&P 500® Index Fund (Investor Class Shares).

Great-West T. Rowe Price Equity Income Fund (Investor Class Shares) The Fund seeks substantial dividend income and also long-term capital appreciation.

Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) The Fund seeks long-term capital appreciation.

Great-West U.S. Government Mortgage Securities Fund (Investor Class Shares) The Fund seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds

Each of the following Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Great-West Aggressive Profile I Fund (Investor Class Shares)* The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments. (effective June 16, 2017, this portfolio will merge into the Great-West Aggressive Profile II Fund – Investor Class, and become the Great-West Aggressive Profile Fund – Investor Class Shares)

Great-West Aggressive Profile II Fund – (Investor Class Shares) The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.

Great-West Conservative Profile I Fund (Investor Class Shares)* The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments. (effective June 16, 2017, this portfolio will merge into the Great-West Conservative Profile II Fund – Investor Class and become the Great-West Conservative Profile Fund -- Investor Class Shares)

Great-West Conservative Profile II Fund (Investor Class Shares) The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.

Great-West Moderate Profile I Fund (Investor Class Shares)* The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.

(effective June 16, 2017, this portfolio will merge into the Great-West Moderate Profile II Fund – Investor Class and become the Great-West Moderate Profile Fund – Investor Class Shares)

Great-West Moderate Profile II Fund (Investor Class Shares) The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.

[8]

Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

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Great-West Moderately Aggressive Profile I Fund (Investor Class Shares)* The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments. (effective June 16, 2017, this portfolio will merge into the Great-West Moderately Aggressive Profile II Fund – Investor Class, and become the Great-West Moderately Aggressive Profile Fund – Investor Class Shares)

Great-West Moderately Aggressive Profile II Fund (Investor Class Shares) The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.

Great-West Moderately Conservative Profile I Fund (Investor Class Shares)* The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments. (effective June 16, 2017, this portfolio will merge into the Great-West Moderately Conservative Profile II Fund – Investor Class, and become the Great-West Moderately Conservative Profile Fund – Investor Class Shares)

Great-West Moderately Conservative Profile II Fund (Investor Class Shares) The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.

Great-West Lifetime Funds

Great-West Lifetime Conservative 2015 Fund (Investor Class Shares) The Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2020 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2025 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2030 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2035 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2040 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2045 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2050 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime Conservative 2055 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2015 Fund (Investor Class Shares) The Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2020 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and, secondarily, capital growth.

Great-West Lifetime 2025 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2030 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and, secondarily, capital growth.

Great-West Lifetime 2035 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2040 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and, secondarily, capital growth.

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Great-West Lifetime 2045 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2050 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and, secondarily, capital growth.

Great-West Lifetime 2055 Fund (Investor Class Shares) The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.

Invesco Funds - advised by Invesco Advisers, Inc.

Invesco Small Cap Growth Fund (Class A Shares)* The Fund seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco Variable Insurance Funds- advised by Invesco Advisers, Inc.

Invesco V.I. American Value Fund (Series I Shares) The Fund seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco V.I. Comstock Fund (Series I Shares) The Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Janus Aspen Series (Effective on/about June 2, 2017 the series name will change to Janus Henderson Series) - advised by Janus Capital Management LLC.

Janus Aspen Global Research Portfolio (Institutional Shares) The Portfolio seeks long-term growth of capital. Effective on/about June 2, 2017 the Fund’s name will change to Janus Henderson Global Research Portfolio.

Janus Investment Funds (Effective on/about June 2, 2017 the series name will change to Janus Henderson Investment Fund) - advised by Janus Capital Management LLC.

Janus Forty Fund (Class T Shares) The Fund seeks long-term growth of capital. Effective on/about June 2, 2017 the Fund’s name will change to Janus Henderson Forty Fund.

Janus Fund (Class T Shares) The Fund seeks long-term growth of capital. Effective on/about June 2, 2017 the Fund will merge into and become Janus Henderson Research Fund.

Janus Global Research Fund (Class T Shares)* The Fund seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions. Effective on/about June 2, 2017 the Fund’s name will change to Janus Henderson Global Research Fund.

Janus Research Fund (Class T Shares) The Fund seeks long-term growth of capital. Effective on/about June 2, 2017 the Fund’s name will change to Janus Henderson Research Fund.

Janus Twenty Fund (Class T Shares)* The Fund seeks long-term growth of capital. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions. Effective on/about June 2, 2017 the Fund will merge into and be named Janus Henderson Forty Fund.

JPMorgan U.S. Equity Funds - advised by JPMorgan Investment Management, Inc.

JPMorgan Disciplined Equity Fund (Class A Shares)** The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).18

Lord Abbett Funds - advised by Lord, Abbett & Co. LLC.

Lord Abbett Value Opportunities Fund (Class R4 Shares) The Fund seeks long-term capital appreciation.

MFS Funds - advised by Massachusetts Financial Services Company.

MFS® Growth Fund (Class A Shares)* The Fund seeks capital appreciation. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

Oppenheimer Funds - advised by OFI Global Asset Management, Inc. and sub-advised by Oppenheimer Funds, Inc.

Oppenheimer Capital Appreciation Fund (Class A Shares) The Fund seeks capital appreciation.

Oppenheimer Global Fund (Class A Shares) The Fund seeks capital appreciation.

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PIMCO Funds - advised by Pacific Investment Management Company LLC.

PIMCO Total Return Fund (Administrative Class Shares) The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - advised by Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio (Class II Shares) The Fund seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Putnam Funds - managed by Putnam Investment Management, LLC.

Putnam High Yield Advantage Fund (Class R Shares) The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam Income Fund (Class A Shares) The Fund seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam International Capital Opportunities Fund (Class R Shares) The Fund seeks long-term capital appreciation.

RidgeWorth Funds - managed by RidgeWorth Investments

RidgeWorth Silvant Small Cap Growth Stock Fund (Class I Shares) The Fund seeks to provide long-term capital appreciation.

Royce Funds - advised by Royce & Associates, LP.

Royce Total Return Fund (Class K Shares) The Fund seeks long-term growth of capital and current income.

Undiscovered Managers Funds - advised by JPMorgan Investment Management, Inc.

Undiscovered Managers Behavioral Value Fund (Class A Shares)** The Fund seeks capital appreciation.

Victory Funds - advised by Victory Capital Management, Inc.

Victory RS Select Growth Fund (Class A Shares) (formerly RS Select Growth Fund ) The Fund seeks to provide long-term capital growth.

Victory RS Small Cap Growth Fund (Class A Shares)* (formerly RS Small Cap Growth Fund) The Fund seeks to provide long-term capital growth. The Variable Account for this Eligible Fund is closed to incoming Transfers and new Contributions.

*	This Variable Account is closed to incoming Transfers and new Contributions.

** This Variable Account is no longer available as an investment option for new Plans purchasing the Contract May 1, 2017 or later. Contractholders (and their successor, related or affiliated Plans) which had A shares of the Variable Account available before May 1, 2017, may continue to allow new Participants to allocate Contributions to this Variable Account.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033 or by writing to Great-West at D790 – Great-West Retirement Services Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in a Variable Account. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE CONTRACTS

Contract Availability

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The Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Contract is generally owned by the employer, association or organization. For Contracts issued in connection with certain 403(b) Plans, the Contractholder has no right, title or interest in the amounts held under the Contract and the Participants make all elections under the Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Contract

Eligible organizations may acquire a Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Contract to the Contractholder. If you are eligible to participate in the Plan, you may purchase an interest in a Contract by completing an enrollment form and giving it to your employer or Contractholder, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Contractholder, as the case may be, for information concerning your eligibility to participate in the Plan and the Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Contractholder and any person or entity claiming an interest under the Contract. If the Contractholder’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Account

When we approve your Participant enrollment form we will establish a Participant Account in your name to reflect all of your transactions under the Contract. You will receive a statement of your Participant Account Value no less frequently than annually. You may also review your Participant Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Contract, if the Contractholder has elected to be billed for fees and charges under the Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Contractholder, in accordance with terms of the Plan, may instruct Great-West to debit Participant Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Accounts unless the Contractholder provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Contractholder may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Variable Accounts or Fixed Account according to the instructions you provide on your Participant enrollment form within two business days of receipt of the Participant enrollment form at our Administrative Offices. If your enrollment form is incomplete, we will contact you or the Contractholder to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contribution(s). If we complete a Participant enrollment form within five business days of our receipt of the incomplete enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Plan has made an election with respect to the selection of a default investment option to which such funds are to be allocated. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Variable Account(s) or Fixed Account(s) as you instruct on your Participant enrollment form.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 15 days or a period of time required by state law after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Account Value.

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Subsequent Contributions

Great-West will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. Great-West will allocate Contributions on the Valuation Date we receive them. You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which Great-West receives your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions. Any Contribution that causes a Participant Account Value to exceed $1,000,000 may require Great-West’s prior approval.

Transaction Date

All Requests, Contributions and Deposits received in good order with all required documentation at Great-West’s Administrative Offices prior to the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the date received, and if received after the close of business of the New York Stock Exchange will be processed on the next Business Day. However, Great-West shall not be liable for the results of any delay or interruption due to causes or conditions beyond its control, including, without limitation, labor disputes, riots, war and war-like operations including acts of terrorism, epidemics, explosions, sabotage, acts of God, failure of power, fire or other casualty, natural disaster or disruptions in orderly trading on any relevant exchange or market, including disruptions due to extraordinary market volume that results in substantial delay in receipt of correct data.

Participant Account Value

Before the Annuity Commencement Date, your Participant Account Value is the total of your Variable Account Value and the Fixed Account Value credited to your Participant Account.

Before the Annuity Commencement Date, the Variable Account Value is the sum of your interest in the Variable Accounts. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of your interest in a Variable Account is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or make Transfers to a Variable Account, we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to a Variable Account, less any applicable Premium Tax, by that Variable Account’s Accumulation Unit value. The number of Accumulation Units for the Variable Account will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.

We calculate each Variable Account’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Variable Account’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Variable Account’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Variable Account(s) which in turn reflect the investment performance of the corresponding Eligible Fund(s), which we factor in by using the Net Investment Factor referred to above.

If the Contractholder has selected Fixed Account(s) under your Contract, please see your Contract for information regarding the Fixed Account Value.

Requesting Transfers

There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Account Value among the Variable Accounts and Fixed Accounts by Request, subject to the limitations of your Contract. Transfers into and out of certain of the Fixed Accounts may be subject to limitations. Please see your Contract for more information.

Your Request must specify:

•	the amounts being Transferred;
•	the Variable Accounts or Fixed Accounts from which the Transfer is to be made; and
•	the Variable Accounts or Fixed Accounts that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Variable Accounts each calendar year. However, Great-West reserves the right to limit, upon notice, the number of Transfers you can make.

You may make Transfers by telephone or through the Internet. Great-West will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Great-West will not be liable for losses resulting from telephone or Internet Requests reasonably believed to be genuine.

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We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We reserve the right to require a minimum amount that may be Transferred and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Accounts. Please see your Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Variable Accounts may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Eligible Fund. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund

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promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in the Eligible Funds’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Variable Account to any other Variable Account. These systematic Transfers may be used to Transfer values from the Great-West Money Market Variable Account to other Variable Accounts as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Account. Dollar cost averaging will terminate automatically when you start taking payments from a payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of a Variable Account or Fixed Account is $100 per month; and
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Variable Account(s) or Fixed Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Variable Account or Fixed Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time at our discretion.

Please note that there may be Transfer restrictions that apply to the Fixed Account. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information regarding Transfer restrictions.

Rebalancer

There is no charge for participation in the Rebalancer option.

Because the value of your Variable Accounts will fluctuate with the investment performance of the Eligible Funds, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable

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Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance one period in the future on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Valuation Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Variable Accounts and Fixed Accounts based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•	You must specify the percentage of your Participant Account Value you would like allocated to each Variable Account or Fixed Account; and
•	You must specify the frequency of rebalancing.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

There may be Transfer restrictions that apply to the Fixed Account. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Transfer restrictions applicable to your Plan.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•	A Participant Loan Charge may apply (See Charges and Deductions: Participant Loan Charge).
•	Consult your employer or Contractholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may be allowed to Request a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.

Requests for a partial withdrawal 30 or fewer days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. Requests for partial withdrawal must be in writing and must specify the Variable Account(s) or Fixed Account(s) from which the partial withdrawal is to be made. If your instructions are not clear, your

Request will be denied and will not be processed.

The amount available for any withdrawal is your Participant Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day. If we receive your Request at or after 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.

Generally, we will pay withdrawal proceeds attributable to the Variable Accounts within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to a payment option other than a lump-sum payment.

After a total withdrawal of your Participant Account Value, or at any time such value is zero, all of your rights under the Contract will terminate.

Certain restrictions under the Code and the terms of the Plan apply to partial or total withdrawals under a Contract. There are additional conditions that apply to a partial or total withdrawal of your Fixed Account Value. Great-West reserves the right to require a minimum amount that may be Transferred from a Fixed Account and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option. In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)

Making a Withdrawal for Transfers to Other Companies Under the Plan

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If allowed under your Contract and the Code, all or a portion of the Participant Account Value may be withdrawn and Transferred to an account currently offered by another investment provider under the Plan. Transfers will generally be permitted as follows:

•	Individual Participant Transfers will be based upon the Participant Account Value.
•	No Transfers are permitted after the Annuity Commencement Date.
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

In addition, if the Transfer is to another 403(b) annuity contract or custodial account under the same 403(b) Plan, the Transfer must also:

•	Result in an accumulated benefit immediately after the Transfer that is at least equal to the accumulated benefit before the Transfer.
•	Continue, after the Transfer, to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about making Transfers to Other Companies under the Plan.

Making a Withdrawal for Transfers to Another 403(b) Plan

If allowed under your Contract, all or a portion of the Participant Account Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a contract under another employer’s 403(b) Plan. The Transfer will generally be permitted provided:

•	The Plan receiving the Transfer allows for such Transfers, and the Transfer satisfies the terms of the Plan and the Code;
•	If the Transfer is requested by a Participant, the Participant is an employee or former employee of the employer for the receiving Plan;
•	If the Transfer is requested by a beneficiary, the Participant was an employee or former employee of the employer for the receiving Plan;
•	Great-West receives a satisfactory Request for such Transfer;
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met; and
•

The Plan receiving the Transfer verifies, prior to the Transfer, that the amounts Transferred will be invested in another Code section 403(b) vehicle and will continue after the Transfer to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Transfers from a Governmental Plan for the Purchase of Permissive Service Credits

If allowed under your Contract and the Plan, all or portion of the Participant Annuity Value may be withdrawn by a Participant, Alternate Payee or beneficiary and Transferred in a single sum to a qualified defined benefit Plan that is defined by Code section 414(d) as a governmental Plan. The Transfer will generally be permitted provided:

•	The Transfer satisfies the terms of the Plan and Code;
•	Great-West receives a satisfactory Request for such Transfer; and
•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

Contract Termination

Either Great-West or the Contractholder may terminate the Contract upon written Request to the other party. The terminating party must provide the other party with advance written notice, in accordance with the terms of the Contract, that the Contract will terminate on a specific date in the future (“Contract Termination Date”).

After the Contract Termination Date: (a) no further Contributions will be made to the Annuity Contract; and (b) no new Participant Accounts will be established. After the Contract Termination Date, Great-West will continue to administer all Participant Accounts in accordance with the provisions of the Contract until the Annuity Commencement Date, or as described below.

If the Contractholder directs Great-West in a Request to pay the Participant Accounts, Great-West will pay the Variable Accounts to the designee of the Plan or to the Contractholder within 7 calendar days after the later of the Contract Termination Date or the date the Contractholder instructs Great-West to Transfer assets out of the Contract. Great-West will pay the sum of the Fixed Account(s) in accordance with the specific requirements of the Contract in which you participate.

Contract Termination Due to Plan Termination

If the Contractholder terminates its Plan (“Plan Termination”) with assets invested in the Contract, the Contractholder will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Contractholder must provide any information or instructions Great-West may reasonably require.

Unless the Contractholder instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Contractholder instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Contractholder for delivery to each Payee. Upon

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receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Contractholder. In the alternative, the Contractholder may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Contractholder acknowledges that the amount distributed from the Contract upon Plan Termination will be equal to the balance of each Participant Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, income tax withholding, Premium Taxes or other fees applicable under the terms of the Contract.

The Contract will terminate once all Plan assets have been distributed.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Contract. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Contract.

Contract Maintenance Charge

•

We may deduct a contract maintenance charge from your Participant Account of not more than $100 each calendar year. Depending on the terms of your Contract, we may deduct this charge monthly, quarterly, semi-annually or annually. The contract maintenance charge will be deducted at the beginning of the designated period applicable to your Contract.

•

If your Participant Account is established after January 1, the initial contract maintenance charge will be deducted during the quarter after your one-year anniversary (calculated from the effective date of your Participant Account) and will be pro-rated for the year remaining.

•	The deduction will be pro-rated between your Variable and Fixed Accounts.
•

The Contractholder may elect to pay the contract maintenance charge to Great-West separately. If the Contractholder makes this election, then no charge will be made against the Variable Accounts or Fixed Accounts unless payment is not received by the due date.

•

For an initial period of between 12 months and 15 months, no contract maintenance charge on 403(b) Plan Contracts will be charged, depending on the date you began participating under the Contract. Please see your Contract to determine if this is applicable.

•	The annual contract maintenance charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Accounts.

Variable Asset Charge Deductions

We may deduct a Variable Asset Charge (“VAC”) in the calculation of the Accumulation Unit Value, based on a percentage of assets, to compensate us for bearing certain expense risks under the Contracts.

With respect to the VAC, we assume the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated.

If the risk of adverse expense experience associated with a Contract is reduced, the VAC applicable to that Contract may likewise be reduced. We will determine whether such a reduction is available based upon consideration of the following factors:

•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge and administrative charge.

We will notify a prospective purchaser of its eligibility for a reduction of the variable asset charge prior to accepting an application for coverage.

If the VAC is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

The amount of the VAC deduction that you will pay depends on the terms of your Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Contract. The level of this charge is guaranteed and will not increase above an annual effective rate of 1.25%. This charge is assessed as a daily deduction of one three hundred sixty-fifth of the per annum from the assets of each Variable Account in accordance with the Net Investment Factor formula described in Appendix B.

Contract Termination Charge

If the Contract is terminated by the Contractholder, a Contract Termination Charge based upon a percentage of the original Start-Up Costs may apply. The Contractholder must reimburse Great-West for unrecovered Start-Up Costs pursuant to a Contract Termination Charge schedule mutually agreed upon by the Contractholder and Great-West at Contract issuance. For illustration purposes only, the following is a sample Contract Termination Charge schedule:

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Number of Years Completed from Contract Effective Date	Recovery Schedule of Start-up Costs Payable to Great-West
<1	100%
1	80%
2	60%
3	40%
4	20%
5	0%

For example, if a Contract is terminated after five years, and a Contractholder’s Plan had $25,000 in Start-Up Costs, the Contract Termination Charge would be:

Termination before 1 full year - $25,000

Termination after 1 year - $20,000

Termination after 2 years - $15,000

Termination after 3 years - $10,000

Termination after 4 years - $5,000

Termination after 5 years - $0

The Contract Termination Charge will always be a percentage of Start-Up Costs based on a schedule that declines over a period of time. The mutually agreed upon Contract Termination Charge recovery schedule is developed at issuance using a variety of factors, including but not limited to the following:

•	Number of Participants in the Plan;
•	Total Plan assets administered by Great-West;
•	Average anticipated flow of Contributions;
•	Duration of initial term by Great-West as provider of administrative services; and
•	Extent of other services provided to the Plan by Great-West.

The Contract Termination Charge may be paid for by the Contractholder or prorated across Participant Accounts. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about the Contract Termination Charge.

Participant Loan Charges

Participant loan charges are fees authorized by your Contractholder, which we deduct pro rata against your Participant Account Value to compensate us for the expenses associated with processing and administering your loan over the life of the loan. Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding Participant loan charges applicable to your Plan. The Participant loan charges range from $25 to $100.

Premium Tax Deductions

Great-West presently intends to pay Premium Taxes levied by a governmental entity on the Participant Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds’ fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to a Variable Account. In addition, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity.  If an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value.

LUMP SUM PAYMENT OPTION

You may Request that all or a portion of your Participant Account be applied to a lump sum payment option, provided you are eligible to receive a distribution under the terms of the Plan and the Code. Subject to the provisions of the Fixed Account(s), the amount applied to a lump sum payment option is the amount requested as a lump sum, less any Premium Tax and applicable fees in the Contract. Please see your Contract for more information.

PERIODIC PAYMENT OPTIONS

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You may Request that all or part of your Participant Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	a payment amount;
•	the calendar day of the month and year on which payments will begin (payments may not begin on the 29th, 30th or 31st of the month);
•	one payment option; and
•	to allocate your payments from your Variable and/or Fixed Accounts as follows:

•	prorate the amount to be paid in proportion to the assets in each account; or
•	select the Variable and/or Fixed Account(s) from which payments will be made.

Once the Variable and/or Fixed Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Fixed Accounts unless you Request the selection of another Variable and/or Fixed Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While receiving periodic withdrawals:

•

You may continue to exercise all contractual rights that are available prior to electing an annuity payment option. You may continue to make Contributions only if you have elected to receive income of a specified amount.

•	You may keep the same investment options as before periodic payments began.
•	Charges and fees under the Contract, if applicable, continue to apply, except as noted below:

•	We will deduct a loss of interest charge on amounts partially withdrawn from a Fixed Account. Please refer to your Contract for information about the Fixed Accounts.

Periodic payments will cease on the earlier of the date:

•	the amount to be paid under the option selected has been reduced to zero;
•	the Participant Account Value is zero;
•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	you die.

Under some forms of the Contract, if a distribution is owed under the applicable terms and provisions of the Plan and applicable provisions of the Code sections governing the Plan, as determined by the Contractholder, all or a portion of a Participant Account may be applied to a Periodic Payment Option selected by the Payee. Charges and fees, if any, as described in the Contract Schedule will continue to apply. Periodic Payment elections are subject to the administrative procedures of the Company in effect at the time of the election.

You may choose to receive periodic payments from the following payment options.

Option 1 - Income for a specified period

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Contract will provide the available lengths of time from which you may elect. Certain Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Contract will provide the available dollar amounts from which you may select.

Option 3 - Minimum Distribution

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Contract as specified under Code section 401(a)(9).

If you die while receiving periodic payments, any periodic payments remaining to be paid as of the Participant’s date of death will be paid to the Participant’s beneficiary. The beneficiary will receive payments remaining under the payment option in effect as of the date of the Participant’s death unless a lump sum is elected on the appropriate death claim Request form.

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If periodic payments stop, you may resume making Contributions. We may limit the number of times you may restart a periodic payment program.

Periodic payments may be taxable, subject to withholding and the 10% penalty tax. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.

ANNUITY PAYMENT OPTIONS

You may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period. If the Payee is entitled to a distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan as determined by the Contractholder, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee.

To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70 1⁄2; or
•	the calendar year in which the Participant retires or such other date as may be prescribed by the Code.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the annuity payment options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the annuity payment options described below, and to the extent available under the Plan, any other annuity payment options which Great-West may choose to make available in the future. Except as otherwise provided in your Contract, the annuity payment options are payable on a fixed basis. More than one annuity payment option may be elected. If no annuity payment option is elected, the Contracts automatically provide for a fixed life annuity (with respect to the guaranteed portion of your Participant Account) with 120 monthly payments guaranteed. All or a portion of a Participant Account may be applied to an Annuity Payment Option selected by the Payee. The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.

The amount to be applied to an annuity payment option is: (i) the Participant Account Value; less (ii) Premium Tax, if any, as of the Annuity Commencement Date; less (iii) any fees described in your Contract.

Option 1 - Single Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. It would be possible under this option for the Payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Payee died before the second annuity payment, etc.

Option 2 - Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee with the guarantee that if, at the death of the Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option 3 - Joint Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee and a joint Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. It would be possible under this option for the Payee and the joint Payee to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option 4 - Joint Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee and a joint Payee with the guarantee that if, at the death of the Payee and joint Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis. After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

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Option 5 - Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected, and a resulting annuity payment amount will be paid to the Payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Other annuity payment options permitted under the Plan and acceptable to Great-West may be offered. Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the annuity payment options available under your Contract.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Fixed Account Value prior to the Annuity Commencement Date; and (ii) the type of annuity payment option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.

Proof of Age and Survival

Great-West may require proof of age or survival of any Payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate that will not be less than the interest rate guaranteed by the Contract.

Frequency and Amount of Annuity Payments

Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity payment option will be less than $50, Great-West may make the payments in the most frequent interval that produces a payment of at least $50. If the net amount available to apply under any annuity payment option is less than $5,000, Great-West may pay it in one lump sum.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice to any individual. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. If you are concerned about these tax implications, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon Great-West’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Contract. Amounts contributed on an after-tax basis generally constitute cost basis.

If a Contract will be held by a taxable employer, the investment gain on the Contract is included in the entity’s income each year. This rule does not apply where the Contract is held under a 401(a), 401(k), or 403(b) Plan. An employer maintaining a 457(b) or 457(f) or 415(m) Plan as either a state or local government or a tax-exempt organization may not be subject to tax on the gain in the Contract. Taxable employers should discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Generally, the total amount of employer and employee

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Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $54,000 or 100% of a Participant’s compensation as defined in section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Currently, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.

A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59  1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. For 2017, the total amount of elective deferrals that can be contributed to all such Plans is $18,000, and may be adjusted yearly for cost-of-living increases.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59  1/2, unless the Participant dies, becomes disabled or separates from service after attainment of age 55.

Roth contributions deferred into the 401(k) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59  1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Participants should consult with their employer as to the availability of benefits under the Plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to establish 403(b) Plans for employees. Pre-tax deferrals contributed toward the purchase of 403(b) annuities are excluded from the gross income of the Participant in the year contributed to the extent the Contributions do not exceed:

•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.

A 403(b) Plan may also permit after-tax “Roth” deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the 403(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59  1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax “Roth” contributions. For 2017, the total amount of elective deferrals that can be contributed to all such Plans is $18,000, and may be adjusted yearly for cost-of-living increases.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, on pre-tax deferrals reflected in a Participant Account Value is not taxable until received by the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.

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If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of, Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and federal Treasury regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59  1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59  1/2 , unless the Participant:

•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the Plan, a Participant in a Plan sponsored by a public educational organization may make an in-service Transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.

IRS regulations under 403(b) of the Code establish rules for 403(b) Plans that are generally applicable to Plan sponsors for taxable years beginning after December 31, 2008.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.

Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution from the governmental

457(b) Plan unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59  1/2, death, or disability) in which case the Participant will not owe income tax on the Roth earnings.

Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $18,000 for 2017. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account and with after-tax “Roth” contributions.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70  1/2 or incurs an approved unforeseeable emergency. A Participant may Transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.

For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a nonqualified deferred compensation Plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document.

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Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit Plan document.

Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Port ability

When a Participant is eligible to take a distribution from a401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be directly rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. An eligible rollover distribution will be paid directly to any other specified eligible retirement Plan that accepts such rollovers or to an IRA. Forced de minimis distributions under the Plan will be sent to the IRA provider selected by the Contractholder. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)

If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Contractholder, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires.

Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

Currently, if the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

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All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Contract. The Participant will have a cost basis for the Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

If the Participant takes the entire value in his Participant Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, please consult a competent tax adviser.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59  1⁄2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)

made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a Qualified Domestic Relations order which will be administered in accordance with the provisions of the Plan;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)	timely made to correct an excess aggregate contribution.

There are other circumstances under which the penalty tax may apply. For further information regarding the premature distribution penalty, please consult a competent tax advisor.

Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 1⁄2; or
•	within five years of the date of the first payment;

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59  1⁄2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Pursuant to the Contract, if the Participant dies, the amount payable on death will be the Participant Account Value net of any outstanding loan balance. A beneficiary may not receive more than the Participant Account Value. Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Code Section 401(a)(9) and the regulations thereunder in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.

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With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Contractholders (and Participants) are not the owners of the assets generating the benefits.

Domestic Partnerships, Civil Unions and Same-Sex Marriages

Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.

For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.

Seek Tax Advice

The discussion above of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.

VOTING RIGHTS

To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Account. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if Great-West determines that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Contractholder under all other Plans has the voting interest.

The number of votes that are available will be calculated separately for each Variable Account. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Variable Account to the total number of votes attributable to that Variable Account. The Participant or Contractholder, as applicable, holds a voting interest in each Variable Account to which a

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Participant’s Variable Account Value is allocated. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares we hold as to which Participants and Contractholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Variable Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE CONTRACTS

GWFS is the principal underwriter and the distributor of the Contracts, and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker-dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Contractholders or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Contacts, Great-West and/or its affiliates also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time.    Currently, GWFS agents are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Contract instead of other products, or recommend certain Eligible Funds under the Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Contract.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. This prospectus describes the material rights and obligations of a Contractholder, and the maximum fees and charges for all Contract features and benefits are set forth in the fee table of this prospectus. State specific variations will be included in your Contract or in endorsements attached to your Contract. See your agent or contact us for information that is specific to your state.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Account.

REPORTS

33

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Account Value.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Contractholders or Participants, or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, Great-West will obtain the applicable Participant’s or Contractholder’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	to operate the Series Account in any form permitted under the Investment Company Act of 1940, or in any other form permitted by law;
•	to deregister the Series Account under the Investment Company Act of 1940;
•	to eliminate Variable Accounts, to combine two or more Variable Accounts, or to substitute a new Eligible Fund for the Eligible Fund in which a Variable Account invests;
•

to Transfer any assets in any Variable Account to another Variable Account, or to any other segregated investment account we may establish from time to time; to add, combine or remove a Variable Account of the Series Account; or to combine the Series Account with other separate investment accounts;

•	to substitute, for the Eligible Fund shares underlying any Variable Account, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•

to make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Contract the aggregate amount of the types of charges Great-West has guaranteed; and

•	to reject any application at our discretion.

Great-West will provide notice of these changes to the Contractholder at the Contractholder’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, Great-West and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Addition, Deletion or Substitution of Investment Options

Great-West selects the investment options offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the investment option or an affiliate of the investment option will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the investment option, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include investment options based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected investment options of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the investment options and cannot guarantee that any of the investment options will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Variable Accounts or to eliminate existing Variable Accounts .

Great-West periodically reviews each investment options and reserves the right to discontinue the offering of any investment option if we determine the investment option no longer meets one or more of the criteria, or if the investment option has not attracted significant allocations. If an investment option is discontinued, we may substitute shares of another investment option or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Variable Account corresponding to an investment option that is being discontinued, you will be given notice prior to the investment option’s elimination. Before a Variable Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Variable Account to be eliminated.

Restorations

Great-West may agree to restore under the Contract all or a portion of the back-end load charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Contract from the prior investment option.

LEGAL PROCEEDINGS

34

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

CYBER SECURITY RISKS

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Such system failures and cyber-attacks affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Participant Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Contract to lose value. There can be no assurance that we or the Eligible Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

AVAILABLE INFORMATION

We have filed a Registration Statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to Great-West and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account. To request the SAI or other information about the Contract, or to make any inquiries about the Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West such as:

1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements.

35

APPENDIX A

CONDENSED FINANCIALS

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units Outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (1.25)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	16.34	16.31	15.09	13.26	12.64	12.79	11.74	9.20	13.65	12.30
Value at end of period	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74	9.20	13.65
Number of accumulation units outstanding at end of period	53,338	60,266	66,997	78,965	84,531	97,357	105,692	124,068	135,926	160,051
ALGER MID CAP GROWTH
Value at beginning of period	22.15	22.79	21.36	15.92	13.88	15.32	12.99	8.67	21.09	16.23
Value at end of period	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99	8.67	21.09
Number of accumulation units outstanding at end of period	246,893	273,854	294,171	339,162	398,432	455,705	521,171	600,301	695,209	787,163
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	28.66	28.85	25.97	22.02	19.99	19.55	17.47	15.76	19.96	19.86
Value at end of period	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47	15.76	19.96
Number of accumulation units outstanding at end of period	184,098	190,641	197,609	217,394	229,234	246,697	247,356	267,342	321,570	362,842
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	17.11	16.50	15.33	11.64	9.80	10.47	9.47	7.15	11.91	10.90
Value at end of period	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47	7.15	11.91
Number of accumulation units outstanding at end of period	182,515	196,543	217,748	234,270	231,000	229,516	251,784	294,792	271,562	191,772
ARTISAN INTERNATIONAL
Value at beginning of period	13.87	14.61	14.94	12.09	9.76	10.66	10.19	7.38	14.09	11.92
Value at end of period	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19	7.38	14.09
Number of accumulation units outstanding at end of period	302,533	353,104	381,456	433,358	477,809	483,977	572,418	676,153	801,865	843,709
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.40	15.14	13.50	9.90	8.64	9.05	8.54	6.11	13.67	14.73
Value at end of period	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54	6.11	13.67
Number of accumulation units outstanding at end of period	49,822	51,065	54,595	65,112	81,128	102,201	146,783	173,235	279,166	410,073
COLUMBIA MID CAP VALUE
Value at beginning of period	14.12	15.11	13.70	10.29	8.96	9.51	7.85	6.03	10.00
Value at end of period	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	37,860	53,269	73,164	36,610	28,482	36,654	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	14.24	14.04	13.39	10.10	9.10	9.71	8.80	6.77	11.48	11.11
Value at end of period	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80	6.77	11.48
Number of accumulation units outstanding at end of period	80,415	79,030	93,336	105,611	141,561	145,018	167,905	174,809	184,023	153,394
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.14	16.21	15.20	11.83	10.89	11.64	10.47	9.29	13.24	12.12
Value at end of period	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47	9.29	13.24
Number of accumulation units outstanding at end of period	85,811	103,325	111,057	129,971	145,223	146,881	174,165	206,125	270,428	266,493
FIDELITY VIP CONTRAFUND
Value at beginning of period	30.53	30.70	27.77	21.42	18.63	19.35	16.72	12.47	21.97	18.92
Value at end of period	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72	12.47	21.97
Number of accumulation units outstanding at end of period	488,040	542,017	577,143	618,438	708,366	801,424	892,773	962,571	1,133,567	1,192,185
FIDELITY VIP GROWTH
Value at beginning of period	43.21	40.83	37.14	27.59	24.36	24.61	20.07	15.84	30.36	24.22
Value at end of period	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07	15.84	30.36
Number of accumulation units outstanding at end of period	854,139	954,584	1,044,807	1,143,059	1,274,775	1,419,860	1,560,405	1,774,345	1,975,509	2,186,929

Appendix A-1

GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	24.25	24.74	23.17	18.20	15.83	16.77	14.69	11.19	18.89	17.86
Value at end of period	26.53	24.25	24.74	23.17	18.20	15.83	16.77	14.69	11.19	18.89
Number of accumulation units outstanding at end of period	306,255	343,394	354,338	383,803	422,361	447,688	491,718	518,782	590,961	608,020
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	68.87	74.26	69.76	47.87	40.32	43.84	37.13	23.01	39.19	40.17
Value at end of period	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13	23.01	39.19
Number of accumulation units outstanding at end of period	414,664	467,207	509,923	563,981	514,832	594,271	652,674	724,730	808,809	924,175
GREAT-WEST BOND INDEX
Value at beginning of period	17.90	18.08	17.31	17.98	17.53	16.56	15.74	15.01	14.29	13.55
Value at end of period	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74	15.01	14.29
Number of accumulation units outstanding at end of period	278,332	286,144	312,231	335,594	422,879	415,566	420,370	424,797	448,435	429,371
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	19.81	20.29	19.58	18.43	17.12	17.15	15.97	13.43	15.77	15.13
Value at end of period	20.77	19.81	20.29	19.58	18.43	17.12	17.15	15.97	13.43	15.77
Number of accumulation units outstanding at end of period	268,769	259,025	267,236	267,616	244,916	243,948	267,233	269,815	319,636	336,431
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	20.96	21.22	21.49	21.76	22.03	22.31	22.59	22.87	22.73	21.98
Value at end of period	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59	22.87	22.73
Number of accumulation units outstanding at end of period	1,163,705	1,088,908	1,194,983	1,382,458	1,568,720	1,711,196	1,890,668	2,273,516	2,742,705	2,865,081
GREAT-WEST LIFETIME 2015
Value at beginning of period	15.50	15.88	15.16	14.09	12.75	12.72	11.54	10.00
Value at end of period	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	92,518	93,857	102,426	104,941	83,249	52,527	35,823	5,038
GREAT-WEST LIFETIME 2025
Value at beginning of period	16.87	17.32	16.51	14.60	12.97	13.27	11.87	10.00
Value at end of period	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	92,965	106,748	77,555	66,856	46,712	33,096	14,675	2,239
GREAT-WEST LIFETIME 2035
Value at beginning of period	18.22	18.76	17.87	14.98	13.10	13.70	12.10	10.00
Value at end of period	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10
Number of accumulation units outstanding at end of period	48,395	44,880	43,906	43,633	34,730	23,673	26,015	3,494
GREAT-WEST LIFETIME 2045
Value at beginning of period	18.45	19.05	18.22	15.06	13.10	13.83	12.18	10.00
Value at end of period	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	34,583	21,457	24,423	21,381	4,213	2,578	801	4
GREAT-WEST LIFETIME 2055
Value at beginning of period	18.27	18.90	18.19	15.05	13.07	13.86	12.21	10.00
Value at end of period	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21
Number of accumulation units outstanding at end of period	9,229	8,108	13,398	13,149	3,128	3,283	2,790	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	43.31	46.93	45.93	43.05	37.57	36.43	32.71	23.92	30.95	28.99
Value at end of period	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71	23.92	30.95
Number of accumulation units outstanding at end of period	180,860	194,995	233,464	271,448	298,242	335,451	382,396	432,073	501,562	568,195
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	32.99	34.61	33.42	25.09	21.92	22.65	18.50	14.65	22.02	21.61
Value at end of period	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50	14.65	22.02
Number of accumulation units outstanding at end of period	95,838	105,083	111,098	127,340	138,747	169,612	183,955	199,637	262,010	273,268
GREAT-WEST MFS INTERNATIONAL VALUE

Appendix A-2

Value at beginning of period	28.19	26.81	26.88	21.27	18.38	18.96	17.58	13.50	29.57	28.18
Value at end of period	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58	13.50	29.57
Number of accumulation units outstanding at end of period	449,867	499,221	532,458	609,627	577,471	651,302	732,268	863,754	1,010,649	1,204,175
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	22.89	23.39	22.26	19.41	17.51	17.95	16.30	13.26	17.51	16.55
Value at end of period	24.45	22.89	23.39	22.26	19.41	17.51	17.95	16.30	13.26	17.51
Number of accumulation units outstanding at end of period	830,970	874,939	919,250	983,756	1,116,541	1,211,967	1,319,574	1,483,826	1,757,378	1,855,514
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	24.22	24.72	23.43	19.71	17.52	18.13	16.23	12.78	18.55	17.51
Value at end of period	26.10	24.22	24.72	23.43	19.71	17.52	18.13	16.23	12.78	18.55
Number of accumulation units outstanding at end of period	552,012	616,883	670,622	729,979	776,433	797,798	839,642	958,183	1,113,522	1,114,055
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	20.46	20.91	20.05	18.15	16.62	16.84	15.50	12.85	15.89	15.13
Value at end of period	21.65	20.46	20.91	20.05	18.15	16.62	16.84	15.50	12.85	15.89
Number of accumulation units outstanding at end of period	156,156	159,976	181,401	229,076	242,823	276,136	258,056	258,046	306,941	306,121
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	51.66	53.68	51.67	37.21	32.54	32.83	26.45	21.43	31.61	32.27
Value at end of period	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45	21.43	31.61
Number of accumulation units outstanding at end of period	268,544	159,858	172,309	1,848,252	198,041	217,566	252,265	267,813	327,752	347,187
GREAT-WEST STOCK INDEX
Value at beginning of period	127.62	128.51	115.40	88.71	77.78	77.81	68.23	54.50	87.99	84.74
Value at end of period	141.18	127.62	128.51	115.40	88.71	77.78	77.81	68.23	54.50	87.99
Number of accumulation units outstanding at end of period	840,529	940,731	1,046,433	1,167,236	1,319,184	1,498,539	1,682,066	1,912,513	2,189,488	2,527,736
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	44.89	48.81	46.03	35.85	30.97	31.64	27.84	22.52	35.73	35.04
Value at end of period	52.64	44.89	48.81	46.03	35.85	30.97	31.64	27.84	22.52	35.73
Number of accumulation units outstanding at end of period	653,963	719,983	786,549	901,559	1,031,488	1,114,111	1,255,963	1,440,120	1,630,722	1,888,080
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	48.54	46.14	41.43	30.76	27.40	28.22	22.41	15.66	26.59	23.04
Value at end of period	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41	15.66	26.59
Number of accumulation units outstanding at end of period	284,098	325,051	338,077	374,011	414,015	455,356	503,442	556,991	637,348	681,806
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	24.72	24.84	23.85	24.65	24.18	23.16	22.22	21.22	20.18	19.19
Value at end of period	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22	21.22	20.18
Number of accumulation units outstanding at end of period	611,761	657,467	694,123	770,851	925,368	976,963	1,041,298	1,191,824	1,304,643	1,301,371
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.16	9.80	9.16	6.64	5.94	6.46	5.59	4.53	7.40	6.49
Value at end of period	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59	4.53	7.40
Number of accumulation units outstanding at end of period	45,359	55,849	53,570	51,610	48,353	52,198	50,603	55,744	64,640	70,632
INVESCO AMERICAN VALUE
Value at beginning of period	14.80	16.51	15.31	11.59	10.06	10.15	8.46	6.16	10.00
Value at end of period	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	13,803	32,498	32,864	34,221	49,552	17,502	16,591	10,121	4,407
INVESCO COMSTOCK
Value at beginning of period	14.77	15.94	14.83	11.13	9.51	9.84	8.64	6.77	10.73	11.10
Value at end of period	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64	6.77	10.73
Number of accumulation units outstanding at end of period	46,379	46,974	64,079	57,444	47,185	44,870	56,448	53,770	54,557	49,771
INVESCO MID CAP GROWTH
Value at beginning of period	10.66	10.66	10.00	7.36	6.60	6.99	5.74	4.07	7.78	7.01

Appendix A-3

Value at end of period	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74	4.07	7.78
Number of accumulation units outstanding at end of period	76,140	82,922	87,668	103,130	120,368	136,841	153,712	171,237	191,888	220,943
INVESCO SMALL CAP GROWTH
Value at beginning of period	23.23	23.96	22.54	16.31	13.96	14.31	11.48	8.64	14.29	12.99
Value at end of period	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48	8.64	14.29
Number of accumulation units outstanding at end of period	19,113	20,242	20,730	21,891	23,938	25,710	29,519	44,821	53,314	65,826
JANUS GLOBAL RESEARCH
Value at beginning of period	8.12	8.42	7.95	6.31	5.33	6.27	5.49	4.04	7.44	6.89
Value at end of period	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49	4.04	7.44
Number of accumulation units outstanding at end of period	56,257	65,249	78,451	87,664	105,721	127,994	148,496	177,710	195,412	224,215
JANUS TWENTY
Value at beginning of period	12.31	11.88	11.04	8.40	6.95	7.67	7.26	5.13	8.95	6.67
Value at end of period	12.63	12.31	11.88	11.04	8.40	6.95	7.67	7.26	5.13	8.95
Number of accumulation units outstanding at end of period	226,204	253,636	283,945	300,523	341,169	377,163	427,748	474,976	517,052	577,094
JENSEN QUALITY GROWTH
Value at beginning of period	18.75	18.77	17.07	13.11	11.72	12.01	10.90	8.58	12.26	11.60
Value at end of period	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90	8.58	12.26
Number of accumulation units outstanding at end of period	26,355	28,742	34,440	34,724	39,020	44,983	54,202	60,969	77,571	84,247
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	19.81	20.66	19.17	14.26	13.16	13.91	11.31	10.00
Value at end of period	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	19,095	16,890	20,687	16,978	21,092	37,989	35,846	6,311
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	14.71	15.53	14.82	10.92	9.85	10.28	8.39	5.73	9.19	11.27
Value at end of period	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39	5.73	9.19
Number of accumulation units outstanding at end of period	3,101	4,477	4,483	7,105	8,125	8,479	8,796	10,934	17,190	19,255
MFS GROWTH
Value at beginning of period	18.47	17.46	16.29	12.11	10.47	10.67	9.56	7.80	12.46	11.01
Value at end of period	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56	7.80	12.46
Number of accumulation units outstanding at end of period	803	864	1,011	1,559	4,303	4,326	10,157	12,767	13,697	14,737
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.16	16.83	14.81	11.60	10.33	10.63	9.86	6.96	13.02	11.59
Value at end of period	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86	6.96	13.02
Number of accumulation units outstanding at end of period	71,968	98,292	97,376	95,121	106,537	113,736	128,223	161,696	187,574	168,434
OPPENHEIMER GLOBAL
Value at beginning of period	20.88	20.35	20.19	16.12	13.52	15.00	13.13	9.55	16.39	15.67
Value at end of period	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13	9.55	16.39
Number of accumulation units outstanding at end of period	127,179	139,343	148,921	196,700	247,946	266,225	260,730	264,903	282,402	297,166
PIMCO TOTAL RETURN
Value at beginning of period	17.53	17.67	17.13	17.73	16.31	15.89	14.82	13.22	12.80	11.91
Value at end of period	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82	13.22	12.80
Number of accumulation units outstanding at end of period	265,474	303,982	344,747	401,110	513,760	496,046	538,783	510,188	585,619	487,477
PIONEER EQUITY INCOME VCT
Value at beginning of period	20.88	21.10	18.94	14.89	13.71	13.12	11.15	9.91	14.43	14.54
Value at end of period	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15	9.91	14.43
Number of accumulation units outstanding at end of period	42,675	33,938	32,628	31,402	31,461	41,703	49,695	46,591	59,768	71,927
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	13.70	14.70	14.63	13.92	12.27	12.06	10.82	7.39	10.00
Value at end of period	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82	7.39

Appendix A-4

Number of accumulation units outstanding at end of period	41,589	48,859	56,724	47,117	58,418	49,260	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.19	9.12	10.70	8.77	7.29	9.39	8.03	5.20	10.00
Value at end of period	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	45,869	52,606	55,465	62,028	82,107	86,380	90,510	79,599	5,483
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	17.78	18.59	19.66	13.77	12.12	12.29	10.04	7.68	13.23	11.94
Value at end of period	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04	7.68	13.23
Number of accumulation units outstanding at end of period	166,524	176,668	202,112	252,900	260,831	289,709	296,172	312,062	348,844	309,251
ROYCE TOTAL RETURN
Value at beginning of period	13.32	14.59	14.63	11.20	9.94	10.27	8.45	6.80	10.00
Value at end of period	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	23,569	15,924	22,333	27,764	30,245	31,293	34,177	17,267	18,287
VICTORY RS SELECT GROWTH
Value at beginning of period	22.30	22.66	22.69	16.67	14.23	13.69	10.54	7.24	13.33	11.87
Value at end of period	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54	7.24	13.33
Number of accumulation units outstanding at end of period	5,843	7,115	8,094	9,686	10,544	11,098	12,245	13,471	14,900	17,473
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	10.82	10.94	10.13	6.88	6.07	6.29	4.99	3.42	6.37	5.66
Value at end of period	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99	3.42	6.37
Number of accumulation units outstanding at end of period	72,985	84,301	94,013	116,209	150,566	167,321	189,304	217,189	247,984	289,889
INVESTMENT DIVISION (0.95)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	17.18	17.09	15.77	13.81	13.12	13.24	12.12	9.46	14.00	12.58
Value at end of period	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12	9.46	14.00
Number of accumulation units outstanding at end of period	3,079	3,341	3,673	5,798	5,799	7,631	8,994	11,503	19,897	35,592
ALGER MID CAP GROWTH
Value at beginning of period	23.26	23.86	22.30	16.57	14.40	15.84	13.40	8.92	21.62	16.59
Value at end of period	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40	8.92	21.62
Number of accumulation units outstanding at end of period	29,210	33,881	37,093	37,203	45,081	57,221	59,600	70,436	104,666	157,413
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	30.03	30.13	27.05	22.86	20.69	20.17	17.97	16.17	20.42	20.25
Value at end of period	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97	16.17	20.42
Number of accumulation units outstanding at end of period	25,953	20,755	19,827	25,723	34,958	34,009	34,940	31,825	71,503	89,541
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	17.60	16.92	15.68	11.86	9.96	10.60	9.56	7.20	11.96	10.92
Value at end of period	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56	7.20	11.96
Number of accumulation units outstanding at end of period	76,338	76,302	75,805	70,500	60,585	50,738	60,919	66,588	56,833	22,919
ARTISAN INTERNATIONAL
Value at beginning of period	14.54	15.27	15.56	12.55	10.11	11.00	10.49	7.57	14.42	12.15
Value at end of period	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49	7.57	14.42
Number of accumulation units outstanding at end of period	108,718	100,510	96,250	95,872	110,631	102,291	94,658	121,618	150,700	170,418
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.00	15.73	13.98	10.22	8.90	9.29	8.74	6.23	13.90	14.94
Value at end of period	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74	6.23	13.90
Number of accumulation units outstanding at end of period	4,973	5,679	5,871	7,200	7,407	7,901	12,373	17,249	22,379	35,196
COLUMBIA MID CAP VALUE
Value at beginning of period	14.44	15.42	13.93	10.44	9.06	9.58	7.89	6.04	10.00
Value at end of period	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89	6.04

Appendix A-5

Number of accumulation units outstanding at end of period	8,740	5,497	7,505	6,966	1,726	11,773	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	14.64	14.40	13.69	10.30	9.25	9.84	8.89	6.82	11.52	11.12
Value at end of period	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89	6.82	11.52
Number of accumulation units outstanding at end of period	9,331	9,031	7,415	9,368	11,945	13,316	14,138	19,199	26,811	10,533
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.77	16.83	15.74	12.21	11.21	11.95	10.72	9.48	13.47	12.29
Value at end of period	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72	9.48	13.47
Number of accumulation units outstanding at end of period	13,969	15,533	18,316	19,138	17,658	17,867	24,501	28,417	36,946	43,182
FIDELITY VIP CONTRAFUND
Value at beginning of period	32.13	32.23	29.06	22.35	19.38	20.07	17.29	12.86	22.58	19.39
Value at end of period	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29	12.86	22.58
Number of accumulation units outstanding at end of period	149,628	152,275	159,906	168,097	172,841	174,803	165,490	171,513	198,360	208,562
FIDELITY VIP GROWTH
Value at beginning of period	34.30	32.30	29.30	21.70	19.10	19.24	15.64	12.31	23.53	18.71
Value at end of period	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64	12.31	23.53
Number of accumulation units outstanding at end of period	148,929	156,201	175,252	179,212	220,512	250,668	270,801	288,238	347,881	470,371
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	25.63	26.07	24.34	19.07	16.53	17.46	15.25	11.58	19.49	18.37
Value at end of period	28.12	25.63	26.07	24.34	19.07	16.53	17.46	15.25	11.58	19.49
Number of accumulation units outstanding at end of period	71,007	76,924	83,596	74,577	80,234	77,458	71,018	60,427	115,258	136,520
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	55.16	59.31	55.54	38.00	31.91	34.59	29.21	18.05	30.65	31.32
Value at end of period	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21	18.05	30.65
Number of accumulation units outstanding at end of period	112,583	120,465	129,174	141,139	129,195	137,596	158,399	176,218	205,569	248,363
GREAT-WEST BOND INDEX
Value at beginning of period	18.80	18.93	18.07	18.72	18.19	17.13	16.23	15.44	14.65	13.85
Value at end of period	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23	15.44	14.65
Number of accumulation units outstanding at end of period	54,971	46,876	50,088	52,288	62,999	61,520	62,186	62,702	68,715	77,840
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	21.07	21.51	20.69	19.42	17.98	17.96	16.68	13.99	16.37	15.66
Value at end of period	22.15	21.07	21.51	20.69	19.42	17.98	17.96	16.68	13.99	16.37
Number of accumulation units outstanding at end of period	33,690	19,450	19,520	26,587	29,795	27,790	34,316	31,161	34,167	35,019
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.16	13.28	13.41	13.54	13.67	13.80	13.93	14.06	13.93	13.43
Value at end of period	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93	14.06	13.93
Number of accumulation units outstanding at end of period	236,383	264,682	272,394	325,492	409,648	443,589	489,278	583,601	685,611	794,312
GREAT-WEST LIFETIME 2015
Value at beginning of period	15.81	16.15	15.37	14.24	12.85	12.78	11.56	10.00
Value at end of period	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	14,078	14,899	14,114	13,901	21,095	11,461	7,733	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.20	17.62	16.74	14.76	13.08	13.34	11.89	10.00
Value at end of period	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	1,956	3,070	7,927	7,727	7,820	6,120	5,736	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	18.59	19.08	18.12	15.15	13.20	13.77	12.13	10.00
Value at end of period	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	8,452	8,944	9,011	8,652	9,580	4,104	3,151	-

Appendix A-6

GREAT-WEST LIFETIME 2045
Value at beginning of period	18.82	19.38	18.48	15.22	13.20	13.90	12.20	10.00
Value at end of period	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20
Number of accumulation units outstanding at end of period	4,922	4,176	3,680	3,130	2,482	1,383	274	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	18.64	19.23	18.45	15.22	13.18	13.93	12.24	10.00
Value at end of period	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	1,658	640	3,002	3,898	884	-	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	38.10	41.16	40.17	37.53	32.66	31.57	28.26	20.61	26.59	24.83
Value at end of period	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26	20.61	26.59
Number of accumulation units outstanding at end of period	37,222	36,790	44,169	46,888	56,603	58,515	57,707	67,311	97,405	114,805
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	34.86	36.46	35.10	26.27	22.88	23.58	19.20	15.16	22.72	22.22
Value at end of period	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20	15.16	22.72
Number of accumulation units outstanding at end of period	25,742	31,179	29,742	32,325	33,612	36,271	37,534	47,024	67,079	69,441
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	27.47	26.05	26.04	20.54	17.69	18.20	16.83	12.88	28.13	26.72
Value at end of period	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83	12.88	28.13
Number of accumulation units outstanding at end of period	107,144	110,914	115,254	127,012	159,627	171,353	178,805	203,159	235,977	298,921
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	24.16	24.62	23.36	20.30	18.26	18.67	16.90	13.71	18.04	17.00
Value at end of period	25.89	24.16	24.62	23.36	20.30	18.26	18.67	16.90	13.71	18.04
Number of accumulation units outstanding at end of period	112,083	106,464	129,510	134,751	180,758	195,563	186,628	215,184	318,096	369,564
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	25.58	26.03	24.60	20.62	18.28	18.86	16.83	13.22	19.12	18.00
Value at end of period	27.65	25.58	26.03	24.60	20.62	18.28	18.86	16.83	13.22	19.12
Number of accumulation units outstanding at end of period	74,877	77,373	90,824	99,261	105,276	117,207	124,461	166,471	260,851	364,302
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	21.51	21.92	20.95	18.92	17.27	17.45	16.01	13.24	16.32	15.48
Value at end of period	22.84	21.51	21.92	20.95	18.92	17.27	17.45	16.01	13.24	16.32
Number of accumulation units outstanding at end of period	27,660	42,668	42,296	44,866	50,513	51,388	39,026	48,352	87,392	80,904
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	48.43	50.16	48.14	34.57	30.13	30.31	24.35	19.67	28.93	29.44
Value at end of period	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35	19.67	28.93
Number of accumulation units outstanding at end of period	78,105	54,703	54,535	51,964	60,611	57,426	57,963	65,963	79,407	84,733
GREAT-WEST STOCK INDEX
Value at beginning of period	38.16	38.31	34.30	26.29	22.98	22.92	20.04	15.96	25.69	24.67
Value at end of period	42.34	38.16	38.31	34.30	26.29	22.98	22.92	20.04	15.96	25.69
Number of accumulation units outstanding at end of period	352,438	379,852	414,069	509,099	621,711	673,498	757,696	863,770	1,032,678	1,218,920
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	38.31	41.54	39.05	30.33	26.12	26.60	23.34	18.82	29.77	29.11
Value at end of period	45.07	38.31	41.54	39.05	30.33	26.12	26.60	23.34	18.82	29.77
Number of accumulation units outstanding at end of period	59,956	60,377	66,153	78,176	102,311	109,172	119,703	142,220	170,036	215,831
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	51.28	48.60	43.50	32.21	28.60	29.37	23.25	16.20	27.43	23.69
Value at end of period	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25	16.20	27.43
Number of accumulation units outstanding at end of period	104,472	106,901	104,314	105,368	112,498	114,814	102,672	101,965	111,281	145,650
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES

Appendix A-7

Value at beginning of period	21.69	21.72	20.80	21.43	20.96	20.01	19.14	18.23	17.29	16.39
Value at end of period	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14	18.23	17.29
Number of accumulation units outstanding at end of period	55,781	52,911	72,275	75,996	89,313	92,955	96,142	126,112	164,409	176,858
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.64	10.24	9.54	6.90	6.15	6.67	5.75	4.64	7.57	6.62
Value at end of period	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75	4.64	7.57
Number of accumulation units outstanding at end of period	4,397	4,691	5,479	6,914	8,258	9,168	9,183	9,183	11,497	14,762
INVESCO AMERICAN VALUE
Value at beginning of period	15.14	16.84	15.57	11.76	10.17	10.23	8.50	6.18	10.00
Value at end of period	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	7,328	9,302	5,891	13,089	22,675	8,654	6,669	2,770	-
INVESCO COMSTOCK
Value at beginning of period	15.19	16.35	15.16	11.34	9.66	9.97	8.73	6.82	10.78	11.11
Value at end of period	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73	6.82	10.78
Number of accumulation units outstanding at end of period	13,862	13,370	15,636	19,178	17,647	15,166	12,852	11,158	12,393	5,691
INVESCO MID CAP GROWTH
Value at beginning of period	11.17	11.14	10.42	7.65	6.84	7.22	5.90	4.17	7.96	7.15
Value at end of period	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90	4.17	7.96
Number of accumulation units outstanding at end of period	3,453	3,453	3,751	3,800	3,800	4,390	4,658	7,678	9,713	23,476
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.20	24.89	23.33	16.84	14.36	14.69	11.74	8.81	14.53	13.17
Value at end of period	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74	8.81	14.53
Number of accumulation units outstanding at end of period	234	3,137	3,021	2,878	2,551	2,241	1,906	1,078	2,744	4,005
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	18.88	19.51	18.33	14.41	12.11	14.18	12.36	9.06	16.53	15.22
Value at end of period	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36	9.06	16.53
Number of accumulation units outstanding at end of period	76,006	82,987	81,898	80,309	80,985	87,993	92,645	94,658	84,167	97,614
JANUS GLOBAL RESEARCH
Value at beginning of period	8.51	8.80	8.28	6.55	5.52	6.47	5.65	4.14	7.61	7.03
Value at end of period	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65	4.14	7.61
Number of accumulation units outstanding at end of period	11,129	12,086	14,809	14,891	15,291	17,009	20,426	25,188	30,206	56,869
JANUS TWENTY
Value at beginning of period	12.90	12.41	11.50	8.72	7.20	7.91	7.47	5.26	9.16	6.80
Value at end of period	13.27	12.90	12.41	11.50	8.72	7.20	7.91	7.47	5.26	9.16
Number of accumulation units outstanding at end of period	19,835	34,640	35,162	35,366	35,952	38,892	41,226	44,862	48,861	86,854
JENSEN QUALITY GROWTH
Value at beginning of period	19.41	19.36	17.56	13.45	11.98	12.24	11.08	8.70	12.39	11.69
Value at end of period	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08	8.70	12.39
Number of accumulation units outstanding at end of period	1,909	7,834	7,835	7,835	7,986	7,989	8,098	8,665	12,051	33,759
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.20	21.00	19.43	14.41	13.26	13.97	11.32	10.00
Value at end of period	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	1,679	929	2,052	431	2,102	1,075	1,258	202
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	15.13	15.93	15.16	11.14	10.01	10.42	8.48	5.77	9.22	11.28
Value at end of period	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48	5.77	9.22
Number of accumulation units outstanding at end of period	89	772	772	772	813	813	813	1,105	1,986	13,980
MFS GROWTH
Value at beginning of period	19.24	18.14	16.87	12.50	10.78	10.95	9.79	7.96	12.67	11.16

Appendix A-8

Value at end of period	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79	7.96	12.67
Number of accumulation units outstanding at end of period	1,014	729	750	790	790	790	790	790	1,100	1,100
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.87	17.48	15.33	11.98	10.64	10.91	10.09	7.10	13.24	11.75
Value at end of period	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09	7.10	13.24
Number of accumulation units outstanding at end of period	16,857	16,914	19,013	17,785	23,297	22,428	25,099	25,795	33,680	42,753
OPPENHEIMER GLOBAL
Value at beginning of period	21.61	21.00	20.77	16.54	13.83	15.29	13.34	9.68	16.56	15.78
Value at end of period	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34	9.68	16.56
Number of accumulation units outstanding at end of period	210,245	219,136	216,298	246,060	269,968	256,188	227,939	217,212	203,808	210,583
PIMCO TOTAL RETURN
Value at beginning of period	18.26	18.35	17.73	18.30	16.78	16.31	15.16	13.48	13.02	12.08
Value at end of period	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16	13.48	13.02
Number of accumulation units outstanding at end of period	52,453	55,626	53,727	79,647	101,665	90,192	84,929	91,108	87,746	78,206
PIONEER EQUITY INCOME VCT
Value at beginning of period	21.92	22.08	19.77	15.49	14.22	13.58	11.49	10.19	14.80	14.86
Value at end of period	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49	10.19	14.80
Number of accumulation units outstanding at end of period	7,581	2,062	2,755	2,994	5,399	3,445	3,023	5,156	12,276	20,049
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.01	14.99	14.87	14.11	12.40	12.16	10.87	7.40	10.00
Value at end of period	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	12,184	9,815	12,381	13,894	6,014	4,762	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.40	9.31	10.88	8.90	7.37	9.47	8.07	5.21	10.00
Value at end of period	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07	5.21
Number of accumulation units outstanding at end of period	11,148	10,469	13,089	13,349	10,921	27,924	20,634	10,523	404
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	18.35	19.14	20.18	14.09	12.37	12.50	10.18	7.77	13.34	12.00
Value at end of period	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18	7.77	13.34
Number of accumulation units outstanding at end of period	53,036	55,396	55,383	67,773	65,165	67,740	63,344	62,132	72,350	71,658
ROYCE TOTAL RETURN
Value at beginning of period	13.63	14.88	14.87	11.36	10.05	10.35	8.49	6.81	10.00
Value at end of period	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	6,753	7,744	8,676	12,612	12,296	9,976	13,930	1,629	609
VICTORY RS SELECT GROWTH
Value at beginning of period	23.08	23.39	23.34	17.10	14.55	13.95	10.71	7.33	13.47	11.96
Value at end of period	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71	7.33	13.47
Number of accumulation units outstanding at end of period	170	250	528	516	377	381	527	470	871	3,313
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.33	11.43	10.55	7.14	6.28	6.49	5.13	3.51	6.51	5.77
Value at end of period	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13	3.51	6.51
Number of accumulation units outstanding at end of period	3,953	4,248	4,248	5,640	8,923	9,632	11,395	11,398	12,595	22,607
INVESTMENT DIVISION (0.85)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	16.38	16.28	15.00	13.12	12.46	12.56	11.48	8.96	13.24	11.89
Value at end of period	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48	8.96	13.24
Number of accumulation units outstanding at end of period	795	-	1,378	539	382	-	206	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	19.46	19.94	18.62	13.82	11.99	13.19	11.14	7.41	17.94	13.75

Appendix A-9

Value at end of period	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14	7.41	17.94
Number of accumulation units outstanding at end of period	58,505	60,864	62,221	56,368	53,536	50,859	48,512	44,572	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	19.23	19.28	17.28	14.59	13.20	12.85	11.44	10.28	12.97	12.85
Value at end of period	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44	10.28	12.97
Number of accumulation units outstanding at end of period	39,653	36,537	36,423	34,887	33,193	30,811	36,012	32,894	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	17.77	17.06	15.80	11.94	10.02	10.65	9.60	7.22	11.98	10.92
Value at end of period	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60	7.22	11.98
Number of accumulation units outstanding at end of period	149,088	147,186	138,247	128,426	121,273	109,580	99,169	65,036	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	19.91	20.89	21.27	17.14	13.79	14.99	14.28	10.30	19.59	16.50
Value at end of period	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28	10.30	19.59
Number of accumulation units outstanding at end of period	83,082	82,447	81,021	74,397	70,974	65,116	61,828	45,134	-	-
CLEARBRIDGE VALUE TRUST
Value at beginning of period	12.95	13.56	12.04	8.79	7.64	7.97	7.49	5.34	11.90	12.77
Value at end of period	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49	5.34	11.90
Number of accumulation units outstanding at end of period	19,091	22,080	24,945	26,358	27,637	29,833	33,473	38,466	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	14.55	15.52	14.01	10.48	9.09	9.61	7.90	6.04	10.00
Value at end of period	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	1,622	2,960	5,599	329	80	1,027	1,373	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	14.78	14.52	13.79	10.37	9.30	9.88	8.92	6.84	11.54	11.13
Value at end of period	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92	6.84	11.54
Number of accumulation units outstanding at end of period	41,354	47,504	46,258	43,529	38,853	32,211	32,549	19,441	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.30	17.39	16.25	12.59	11.55	12.29	11.02	9.73	13.82	12.60
Value at end of period	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02	9.73	13.82
Number of accumulation units outstanding at end of period	25,959	26,851	25,059	23,183	20,479	20,206	19,169	17,710	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	23.40	23.45	21.12	16.23	14.06	14.55	12.51	9.30	16.32	13.99
Value at end of period	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51	9.30	16.32
Number of accumulation units outstanding at end of period	166,157	172,306	169,053	165,026	154,992	144,750	145,630	111,972	-	-
FIDELITY VIP GROWTH
Value at beginning of period	22.26	20.94	18.98	14.04	12.34	12.43	10.09	7.93	15.14	12.03
Value at end of period	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09	7.93	15.14
Number of accumulation units outstanding at end of period	50,658	58,864	56,737	45,984	49,678	45,938	52,187	43,085	-	-
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	19.46	19.77	18.44	14.43	12.50	13.19	11.51	8.73	14.68	13.82
Value at end of period	21.37	19.46	19.77	18.44	14.43	12.50	13.19	11.51	8.73	14.68
Number of accumulation units outstanding at end of period	36,909	42,777	39,371	37,109	33,438	29,245	39,842	20,009	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	22.01	23.64	22.11	15.12	12.68	13.73	11.58	7.15	12.13	12.38
Value at end of period	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58	7.15	12.13
Number of accumulation units outstanding at end of period	43,147	46,009	47,777	48,114	25,140	26,075	50,514	27,198	-	-
GREAT-WEST BOND INDEX
Value at beginning of period	14.35	14.44	13.77	14.24	13.83	13.01	12.32	11.70	11.09	10.48
Value at end of period	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32	11.70	11.09

Appendix A-10

Number of accumulation units outstanding at end of period	10,589	8,035	8,186	6,738	6,717	6,130	10,969	4,391	-	-
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	15.60	15.91	15.29	14.34	13.27	13.24	12.28	10.29	12.03	11.49
Value at end of period	16.42	15.60	15.91	15.29	14.34	13.27	13.24	12.28	10.29	12.03
Number of accumulation units outstanding at end of period	34,828	27,318	25,347	14,003	13,299	12,004	10,507	17,954	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.46	10.55	10.64	10.73	10.82	10.91	11.00	11.10	10.98	10.58
Value at end of period	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00	11.10	10.98
Number of accumulation units outstanding at end of period	84,801	36,520	40,512	58,408	53,744	35,452	45,229	32,635	-	-
GREAT-WEST LIFETIME 2015
Value at beginning of period	15.92	16.24	15.45	14.29	12.88	12.80	11.57	10.00
Value at end of period	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	46,060	42,510	40,387	38,375	36,846	33,517	30,849	806
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.32	17.72	16.82	14.81	13.11	13.36	11.90	10.00
Value at end of period	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90
Number of accumulation units outstanding at end of period	11,340	5,910	5,527	4,779	2,900	2,754	127	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	18.71	19.19	18.20	15.20	13.24	13.79	12.14	10.00
Value at end of period	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	5,879	2,350	1,702	1,411	795	75	2	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	18.95	19.49	18.56	15.28	13.24	13.92	12.21	10.00
Value at end of period	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21
Number of accumulation units outstanding at end of period	15,183	13,251	10,255	6,714	3,589	855	44	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	18.76	19.34	18.53	15.27	13.21	13.96	12.24	10.00
Value at end of period	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	2,670	2,996	2,246	1,196	819	17	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	18.52	19.99	19.49	18.19	15.81	15.27	13.65	9.95	12.82	11.96
Value at end of period	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65	9.95	12.82
Number of accumulation units outstanding at end of period	53,317	41,790	45,429	42,400	42,656	43,041	74,564	59,006	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	21.85	22.83	21.95	16.42	14.28	14.70	11.96	9.43	14.13	13.80
Value at end of period	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96	9.43	14.13
Number of accumulation units outstanding at end of period	18,578	20,234	19,359	18,521	18,323	17,698	18,485	13,441	-	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	18.45	17.48	17.46	13.76	11.84	12.17	11.24	8.60	18.74	17.79
Value at end of period	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24	8.60	18.74
Number of accumulation units outstanding at end of period	41,261	39,435	37,279	28,507	25,547	24,907	27,944	23,056	-	-
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	18.06	18.39	17.43	15.13	13.60	13.89	12.56	10.18	13.38	12.60
Value at end of period	19.38	18.06	18.39	17.43	15.13	13.60	13.89	12.56	10.18	13.38
Number of accumulation units outstanding at end of period	47,941	47,999	49,340	30,340	27,733	22,726	58,516	25,379	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.91	19.22	18.14	15.20	13.46	13.87	12.37	9.70	14.02	13.19
Value at end of period	20.46	18.91	19.22	18.14	15.20	13.46	13.87	12.37	9.70	14.02
Number of accumulation units outstanding at end of period	25,475	23,825	22,808	9,387	8,998	7,474	57,929	6,339	-	-

Appendix A-11

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.04	17.34	16.56	14.94	13.62	13.75	12.60	10.41	12.82	12.15
Value at end of period	18.11	17.04	17.34	16.56	14.94	13.62	13.75	12.60	10.41	12.82
Number of accumulation units outstanding at end of period	30,486	37,713	34,900	31,310	30,376	27,928	36,117	20,037	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	22.55	23.33	22.37	16.05	13.97	14.04	11.27	9.09	13.36	13.59
Value at end of period	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27	9.09	13.36
Number of accumulation units outstanding at end of period	10,947	6,990	7,222	3,947	3,239	2,315	13,043	2,490	-	-
GREAT-WEST STOCK INDEX
Value at beginning of period	20.17	20.23	18.09	13.85	12.10	12.05	10.53	8.38	13.47	12.92
Value at end of period	22.40	20.17	20.23	18.09	13.85	12.10	12.05	10.53	8.38	13.47
Number of accumulation units outstanding at end of period	109,192	121,309	126,160	115,903	113,359	131,287	170,880	174,070	-	-
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	17.65	19.12	17.96	13.93	11.99	12.20	10.69	8.61	13.61	13.29
Value at end of period	20.78	17.65	19.12	17.96	13.93	11.99	12.20	10.69	8.61	13.61
Number of accumulation units outstanding at end of period	118,777	115,199	110,332	102,925	96,866	88,934	93,346	68,042	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	29.31	27.75	24.82	18.36	16.28	16.71	13.21	9.20	15.55	13.42
Value at end of period	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21	9.20	15.55
Number of accumulation units outstanding at end of period	45,525	47,942	47,156	46,494	44,785	42,209	45,998	35,712	-	-
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	14.09	14.10	13.48	13.88	13.56	12.93	12.36	11.76	11.14	10.55
Value at end of period	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36	11.76	11.14
Number of accumulation units outstanding at end of period	23,729	9,084	8,194	7,419	8,028	9,250	18,979	10,083	-	-
INVESCO AMERICAN FRANCHISE
Value at beginning of period	19.01	18.28	17.02	12.28	10.94	11.85	10.21	8.24	13.41	11.71
Value at end of period	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21	8.24	13.41
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	15.26	16.95	15.66	11.81	10.21	10.25	8.51	6.18	10.00
Value at end of period	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	151	256	508	395	286	119	717	908	-
INVESCO COMSTOCK
Value at beginning of period	15.33	16.48	15.27	11.42	9.71	10.01	8.76	6.84	10.00	11.12
Value at end of period	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76	6.84	10.79
Number of accumulation units outstanding at end of period	4,527	4,137	3,788	3,453	2,928	2,326	1,849	1,738	-	-
INVESCO MID CAP GROWTH
Value at beginning of period	22.57	22.48	21.01	15.41	13.76	14.52	11.86	8.37	15.95	14.32
Value at end of period	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86	8.37	15.95
Number of accumulation units outstanding at end of period	1,256	1,133	1,503	1,776	1,775	1,819	1,041	408	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	25.49	26.19	24.53	17.69	15.04	15.40	12.30	9.22	15.18	13.75
Value at end of period	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30	9.22	15.18
Number of accumulation units outstanding at end of period	672	1,622	1,871	1,875	1,905	1,966	2,940	2,790	-	-
JANUS GLOBAL RESEARCH
Value at beginning of period	16.68	17.22	16.19	12.81	10.78	12.62	11.00	8.06	14.79	13.65
Value at end of period	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00	8.06	14.79
Number of accumulation units outstanding at end of period	1,296	1,421	1,621	1,370	1,469	1,469	1,847	2,438	-	-
JANUS TWENTY

Appendix A-12

Value at beginning of period	26.05	25.04	23.18	17.56	14.48	15.91	15.00	10.56	18.35	13.61
Value at end of period	26.84	26.05	25.04	23.18	17.56	14.48	15.91	15.00	10.56	18.35
Number of accumulation units outstanding at end of period	539	647	598	1,028	1,028	1,028	1,689	1,028	-	-
JENSEN QUALITY GROWTH
Value at beginning of period	19.63	19.56	17.72	13.56	12.07	12.32	11.14	8.73	12.43	11.72
Value at end of period	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14	8.73	12.43
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	704	533	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.33	21.11	19.51	14.46	13.29	13.99	11.33	10.00
Value at end of period	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33
Number of accumulation units outstanding at end of period	123	118	164	99	51	-	607	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	15.28	16.07	15.27	11.21	10.06	10.46	8.51	5.79	9.24	11.29
Value at end of period	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51	5.79	9.24
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	905	-	-	-
MFS GROWTH
Value at beginning of period	20.47	19.28	17.91	13.26	11.42	11.59	10.35	8.41	13.37	11.77
Value at end of period	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35	8.41	13.37
Number of accumulation units outstanding at end of period	680	265	265	74	74	74	154	154	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.36	17.94	15.73	12.27	10.89	11.16	10.31	7.24	13.50	11.97
Value at end of period	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31	7.24	13.50
Number of accumulation units outstanding at end of period	30,212	35,067	33,372	32,585	30,396	29,296	29,569	23,121	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	21.03	20.41	20.17	16.05	13.40	14.80	12.91	9.35	15.99	15.22
Value at end of period	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91	9.35	15.99
Number of accumulation units outstanding at end of period	8,080	13,228	9,645	9,631	9,389	7,847	19,587	5,413	-	-
PIMCO TOTAL RETURN
Value at beginning of period	16.15	16.21	15.66	16.14	14.79	14.35	13.33	11.84	11.42	10.58
Value at end of period	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33	11.84	11.42
Number of accumulation units outstanding at end of period	36,571	33,177	33,536	36,393	35,295	43,175	38,522	35,605	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	20.44	20.57	18.40	14.40	13.21	12.59	10.65	9.43	13.69	13.73
Value at end of period	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65	9.43	13.69
Number of accumulation units outstanding at end of period	856	460	1,922	1,772	1,454	1,702	285	824	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.12	15.09	14.96	14.17	12.44	12.19	10.89	7.41	10.00
Value at end of period	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89	7.41
Number of accumulation units outstanding at end of period	2,364	426	381	335	-	-	6,349	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.48	9.37	10.94	8.94	7.39	9.49	8.09	5.22	10.00
Value at end of period	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	6,424	6,667	7,038	2,410	2,007	2,831	6,510	1,539	-
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	18.55	19.33	20.36	14.20	12.45	12.58	10.23	7.80	13.38	12.02
Value at end of period	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23	7.80	13.38
Number of accumulation units outstanding at end of period	43,686	43,983	45,606	42,303	39,152	36,221	36,905	27,501	-	-
ROYCE TOTAL RETURN
Value at beginning of period	13.73	14.98	14.96	11.41	10.09	10.38	8.50	6.81	10.00

Appendix A-13

Value at end of period	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	2,146	2,066	3,167	3,755	3,598	3,759	5,609	3,232	-
VICTORY RS SELECT GROWTH
Value at beginning of period	23.02	23.30	23.23	17.01	14.46	13.85	10.62	7.26	13.33	11.83
Value at end of period	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62	7.26	13.33
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	25.02	25.21	23.25	15.71	13.81	14.26	11.26	7.69	14.27	12.63
Value at end of period	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26	7.69	14.27
Number of accumulation units outstanding at end of period	-	5	72	489	489	489	489	696	-	-
INVESTMENT DIVISION (0.75)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	17.75	17.62	16.22	14.18	13.45	13.55	12.37	9.64	14.24	12.76
Value at end of period	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37	9.64	14.24
Number of accumulation units outstanding at end of period	1,938	2,213	2,782	5,877	6,503	6,787	7,174	6,335	7,295	9,783
ALGER MID CAP GROWTH
Value at beginning of period	24.03	24.60	22.94	17.02	14.75	16.21	13.68	9.08	21.98	16.83
Value at end of period	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68	9.08	21.98
Number of accumulation units outstanding at end of period	8,107	7,508	22,301	26,395	28,782	29,550	34,251	25,569	41,944	56,310
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	30.98	31.02	27.79	23.44	21.18	20.60	18.32	16.45	20.73	20.52
Value at end of period	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32	16.45	20.73
Number of accumulation units outstanding at end of period	9,469	10,451	19,069	19,533	18,820	18,351	16,510	28,139	37,490	45,051
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	16.70	17.84	15.97	11.86	10.43	10.20	9.01	7.70	11.87	12.00
Value at end of period	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01	7.70	11.87
Number of accumulation units outstanding at end of period	13,219	7,662	8,417	9,144	9,492	10,856	25,483	23,021	20,711	23,616
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	17.94	17.21	15.91	12.02	10.07	10.70	9.63	7.23	11.99	10.93
Value at end of period	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63	7.23	11.99
Number of accumulation units outstanding at end of period	16,256	20,902	54,359	115,663	77,001	76,567	80,218	45,572	51,420	32,177
ARTISAN INTERNATIONAL
Value at beginning of period	15.00	15.72	15.99	12.87	10.34	11.23	10.69	7.70	14.63	12.31
Value at end of period	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69	7.70	14.63
Number of accumulation units outstanding at end of period	14,505	19,107	42,778	54,087	48,542	39,124	53,741	70,624	64,301	83,648
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.42	16.13	14.31	10.44	9.07	9.45	8.87	6.31	14.06	15.07
Value at end of period	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87	6.31	14.06
Number of accumulation units outstanding at end of period	887	887	1,433	4,514	6,021	6,580	8,832	9,530	12,345	26,826
COLUMBIA MID CAP VALUE
Value at beginning of period	14.66	15.62	14.08	10.53	9.12	9.63	7.92	6.05	10.00
Value at end of period	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	1,984	2,568	16,412	24,338	12,645	41,181	19,736	22,657	273
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	21.54	21.47	19.66	16.76	14.94	15.18	13.48	10.96	15.40	14.21
Value at end of period	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48	10.96	15.40
Number of accumulation units outstanding at end of period	2,956	3,177	4,919	5,173	5,277	7,205	7,205	12,514	12,633	13,611
DAVIS NEW YORK VENTURE
Value at beginning of period	14.92	14.65	13.89	10.43	9.35	9.93	8.95	6.86	11.56	11.13

Appendix A-14

Value at end of period	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95	6.86	11.56
Number of accumulation units outstanding at end of period	4,693	4,943	11,598	24,602	16,356	22,818	31,736	29,618	39,227	26,610
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.20	17.26	16.11	12.47	11.43	12.15	10.88	9.60	13.62	12.41
Value at end of period	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88	9.60	13.62
Number of accumulation units outstanding at end of period	914	828	9,100	12,848	9,006	10,924	12,204	14,033	22,640	23,950
FIDELITY VIP CONTRAFUND
Value at beginning of period	33.25	33.28	29.95	22.99	19.89	20.56	17.68	13.12	23.00	19.71
Value at end of period	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68	13.12	23.00
Number of accumulation units outstanding at end of period	21,914	28,352	49,110	78,509	81,965	92,412	100,011	117,999	128,938	156,525
FIDELITY VIP GROWTH
Value at beginning of period	28.78	27.05	24.49	18.10	15.90	15.99	12.97	10.19	19.43	15.42
Value at end of period	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97	10.19	19.43
Number of accumulation units outstanding at end of period	85,147	119,920	187,973	273,106	281,838	315,445	325,841	314,811	361,533	471,132
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	14.28	14.68	13.75	10.00	9.09	9.63	7.56	5.32	9.32	8.41
Value at end of period	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56	5.32	9.32
Number of accumulation units outstanding at end of period	3,294	3,325	3,370	3,576	4,480	7,753	10,130	12,727	13,103	13,564
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	26.58	26.98	25.14	19.65	17.00	17.92	15.63	11.84	19.89	18.71
Value at end of period	29.22	26.58	26.98	25.14	19.65	17.00	17.92	15.63	11.84	19.89
Number of accumulation units outstanding at end of period	31,791	45,310	84,054	127,273	121,956	120,054	139,230	204,069	207,533	207,028
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	51.83	55.61	51.98	35.49	29.74	32.18	27.12	16.72	28.34	28.90
Value at end of period	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12	16.72	28.34
Number of accumulation units outstanding at end of period	37,559	52,321	82,899	98,786	77,617	75,426	82,055	90,377	105,745	153,823
GREAT-WEST BOND INDEX
Value at beginning of period	19.42	19.52	18.59	19.22	18.64	17.51	16.57	15.72	14.89	14.05
Value at end of period	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57	15.72	14.89
Number of accumulation units outstanding at end of period	10,613	16,402	45,591	62,460	44,295	35,103	36,918	43,718	40,919	47,712
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	21.73	22.14	21.25	19.91	18.40	18.34	17.00	14.23	16.62	15.86
Value at end of period	22.89	21.73	22.14	21.25	19.91	18.40	18.34	17.00	14.23	16.62
Number of accumulation units outstanding at end of period	22,617	26,737	45,295	47,121	48,138	50,023	49,549	83,094	86,321	96,280
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.84	12.94	13.04	13.14	13.23	13.33	13.43	13.53	13.38	12.88
Value at end of period	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43	13.53	13.38
Number of accumulation units outstanding at end of period	265,380	294,563	342,035	419,442	424,933	494,795	524,463	725,501	850,522	1,029,740
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.02	16.33	15.52	14.35	12.92	12.82	11.58	10.00
Value at end of period	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	3,792	6,626	2,739	3,098	3,755	1,286	15,252	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.44	17.82	16.90	14.86	13.15	13.38	11.91	10.00
Value at end of period	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	9,577	19,983	14,283	21,566	18,252	22,338	18,492	1,041
GREAT-WEST LIFETIME 2035
Value at beginning of period	18.84	19.29	18.29	15.26	13.27	13.81	12.14	10.00
Value at end of period	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14

Appendix A-15

Number of accumulation units outstanding at end of period	10,301	10,112	18,525	27,031	18,539	14,114	10,311	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	19.08	19.60	18.65	15.33	13.27	13.94	12.21	10.00
Value at end of period	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21
Number of accumulation units outstanding at end of period	1,156	14,674	11,123	10,667	5,641	2,402	789	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	18.89	19.45	18.62	15.33	13.25	13.97	12.25	10.00
Value at end of period	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	477	6,945	4,438	4,020	2,225	1,259	4	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	33.13	35.71	34.78	32.44	28.16	27.17	24.28	17.67	22.75	21.20
Value at end of period	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28	17.67	22.75
Number of accumulation units outstanding at end of period	12,145	18,793	24,392	67,049	69,046	65,648	96,897	93,341	123,841	138,622
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	36.17	37.75	36.27	27.09	23.55	24.22	19.68	15.51	23.20	22.64
Value at end of period	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68	15.51	23.20
Number of accumulation units outstanding at end of period	11,284	18,826	22,545	28,946	28,778	30,521	35,202	37,529	56,761	67,385
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	21.64	20.48	20.43	16.09	13.83	14.20	13.10	10.01	21.81	20.68
Value at end of period	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10	10.01	21.81
Number of accumulation units outstanding at end of period	55,790	65,975	91,505	169,241	105,827	104,877	107,699	86,887	118,734	147,122
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	25.10	25.52	24.17	20.96	18.81	19.20	17.34	14.04	18.44	17.35
Value at end of period	26.95	25.10	25.52	24.17	20.96	18.81	19.20	17.34	14.04	18.44
Number of accumulation units outstanding at end of period	137,765	161,087	284,936	420,880	422,243	442,291	523,104	548,464	561,109	633,420
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	26.55	26.95	25.42	21.27	18.82	19.38	17.26	13.52	19.53	18.35
Value at end of period	28.75	26.55	26.95	25.42	21.27	18.82	19.38	17.26	13.52	19.53
Number of accumulation units outstanding at end of period	94,195	121,052	195,725	301,816	290,080	324,982	426,244	524,431	539,430	619,890
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	22.42	22.80	21.75	19.60	17.86	18.00	16.49	13.61	16.74	15.85
Value at end of period	23.85	22.42	22.80	21.75	19.60	17.86	18.00	16.49	13.61	16.74
Number of accumulation units outstanding at end of period	48,995	56,770	71,772	101,935	120,471	123,395	163,594	176,025	178,014	202,746
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	39.15	40.47	38.76	27.78	24.16	24.26	19.45	15.68	23.01	23.38
Value at end of period	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45	15.68	23.01
Number of accumulation units outstanding at end of period	38,244	26,330	35,288	37,604	35,193	33,423	38,541	59,039	79,333	100,226
GREAT-WEST STOCK INDEX
Value at beginning of period	26.62	26.67	23.83	18.23	15.90	15.83	13.81	10.98	17.63	16.90
Value at end of period	29.59	26.62	26.67	23.83	18.23	15.90	15.83	13.81	10.98	17.63
Number of accumulation units outstanding at end of period	329,466	392,807	522,871	681,642	756,298	830,210	896,719	909,821	990,897	1,255,492
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	28.10	30.41	28.53	22.11	19.01	19.32	16.91	13.61	21.49	20.97
Value at end of period	33.12	28.10	30.41	28.53	22.11	19.01	19.32	16.91	13.61	21.49
Number of accumulation units outstanding at end of period	59,129	74,512	120,682	191,531	206,594	211,831	231,240	224,459	274,874	417,837
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	53.19	50.31	44.95	33.21	29.43	30.17	23.83	16.57	28.00	24.14
Value at end of period	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83	16.57	28.00
Number of accumulation units outstanding at end of period	16,138	29,237	45,660	56,190	61,120	56,977	63,517	71,169	85,901	101,555

Appendix A-16

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.96	20.95	20.01	20.58	20.09	19.15	18.27	17.37	16.44	15.55
Value at end of period	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27	17.37	16.44
Number of accumulation units outstanding at end of period	21,952	25,661	29,085	27,757	30,239	31,417	41,623	50,965	57,165	82,037
INVESCO AMERICAN FRANCHISE
Value at beginning of period	10.98	10.54	9.81	7.07	6.29	6.81	5.86	4.72	7.68	6.70
Value at end of period	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86	4.72	7.68
Number of accumulation units outstanding at end of period	362	541	3,857	1,547	4,720	4,638	4,612	4,704	4,748	6,785
INVESCO AMERICAN VALUE
Value at beginning of period	15.37	17.06	15.74	11.86	10.24	10.28	8.52	6.18	10.00
Value at end of period	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	2,015	4,805	6,408	19,621	44,210	11,368	17,992	13,953	1,345
INVESCO COMSTOCK
Value at beginning of period	15.48	16.62	15.39	11.49	9.77	10.06	8.79	6.86	10.81	11.12
Value at end of period	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79	6.86	10.81
Number of accumulation units outstanding at end of period	10,772	13,122	26,505	81,767	31,606	16,770	10,359	10,138	9,804	4,800
INVESCO MID CAP GROWTH
Value at beginning of period	11.52	11.47	10.70	7.84	7.00	7.37	6.02	4.24	8.08	7.24
Value at end of period	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02	4.24	8.08
Number of accumulation units outstanding at end of period	2,400	2,327	5,011	8,099	11,801	13,662	13,744	10,432	11,836	16,140
INVESCO SMALL CAP GROWTH
Value at beginning of period	24.85	25.51	23.87	17.19	14.63	14.93	11.92	8.92	14.68	13.28
Value at end of period	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92	8.92	14.68
Number of accumulation units outstanding at end of period	1	3,560	3,820	4,292	2,124	2,469	2,182	2,461	2,825	3,813
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	16.43	16.94	15.89	12.47	10.46	12.22	10.63	7.77	14.16	13.01
Value at end of period	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63	7.77	14.16
Number of accumulation units outstanding at end of period	9,632	23,589	24,646	23,304	24,851	25,678	32,083	31,785	43,852	51,675
JANUS FUND
Value at beginning of period	11.73	11.23	10.03	7.80	6.67	7.14	6.47	4.75	7.95	6.95
Value at end of period	11.69	11.73	11.23	10.03	7.80	6.67	7.14	6.47	4.75	7.95
Number of accumulation units outstanding at end of period	7,543	7,499	6,608	6,887	7,003	7,224	8,710	12,405	10,458	9,554
JANUS GLOBAL RESEARCH
Value at beginning of period	8.78	9.06	8.51	6.72	5.65	6.61	5.76	4.21	7.72	7.12
Value at end of period	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76	4.21	7.72
Number of accumulation units outstanding at end of period	3,203	3,312	5,529	7,617	11,125	15,800	16,862	16,393	17,319	22,544
JANUS TWENTY
Value at beginning of period	13.30	12.77	11.81	8.94	7.37	8.08	7.61	5.35	9.30	6.89
Value at end of period	13.72	13.30	12.77	11.81	8.94	7.37	8.08	7.61	5.35	9.30
Number of accumulation units outstanding at end of period	8,418	8,579	11,885	13,444	15,986	30,625	33,977	40,642	45,474	53,693
JENSEN QUALITY GROWTH
Value at beginning of period	19.85	19.77	17.89	13.67	12.16	12.40	11.20	8.77	12.47	11.74
Value at end of period	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20	8.77	12.47
Number of accumulation units outstanding at end of period	1,295	1,308	2,082	2,478	3,096	9,758	11,920	13,536	16,075	21,600
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.46	21.22	19.60	14.51	13.32	14.01	11.33	10.00
Value at end of period	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	4,769	7,014	4,270	11,084	10,569	11,904	7,886	6,936
MAINSTAY EPOCH U.S. SMALL CAP

Appendix A-17

Value at beginning of period	15.42	16.20	15.38	11.28	10.12	10.51	8.53	5.80	9.25	11.29
Value at end of period	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53	5.80	9.25
Number of accumulation units outstanding at end of period	40	40	40	310	270	2,076	2,079	2,079	2,111	10,512
MFS GROWTH
Value at beginning of period	19.77	18.60	17.27	12.77	10.98	11.14	9.94	8.07	12.81	11.27
Value at end of period	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94	8.07	12.81
Number of accumulation units outstanding at end of period	50	597	681	1,647	1,139	144	144	852	841	6,976
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.36	17.93	15.70	12.24	10.84	11.10	10.25	7.19	13.39	11.86
Value at end of period	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25	7.19	13.39
Number of accumulation units outstanding at end of period	4,567	4,866	8,195	17,149	14,525	14,519	15,963	34,043	33,023	38,932
OPPENHEIMER GLOBAL
Value at beginning of period	22.10	21.43	21.16	16.82	14.03	15.48	13.48	9.76	16.67	15.85
Value at end of period	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48	9.76	16.67
Number of accumulation units outstanding at end of period	14,170	19,436	33,738	48,044	48,484	52,122	54,172	60,595	62,712	54,572
PIMCO TOTAL RETURN
Value at beginning of period	18.76	18.81	18.15	18.69	17.11	16.59	15.40	13.66	13.17	12.19
Value at end of period	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40	13.66	13.17
Number of accumulation units outstanding at end of period	15,663	28,926	35,935	78,797	70,483	47,761	52,654	70,691	66,295	48,489
PIONEER EQUITY INCOME VCT
Value at beginning of period	22.58	22.70	20.28	15.86	14.53	13.84	11.70	10.35	14.99	15.03
Value at end of period	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70	10.35	14.99
Number of accumulation units outstanding at end of period	6,047	3,845	6,223	4,933	4,790	7,613	7,729	8,912	11,051	13,806
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.23	15.19	15.04	14.24	12.49	12.22	10.91	7.41	10.00
Value at end of period	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	4,916	8,815	11,268	14,196	15,273	8,433	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.55	9.43	11.00	8.98	7.42	9.52	8.10	5.22	10.00
Value at end of period	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	2,522	2,795	20,266	71,607	73,661	59,058	35,940	35,722	8,909
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	18.75	19.51	20.53	14.30	12.54	12.65	10.27	7.82	13.41	12.04
Value at end of period	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27	7.82	13.41
Number of accumulation units outstanding at end of period	10,521	21,001	51,586	83,563	95,949	87,123	82,839	60,746	74,937	63,697
ROYCE TOTAL RETURN
Value at beginning of period	13.84	15.08	15.04	11.46	10.12	10.41	8.52	6.82	10.00
Value at end of period	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	6,552	6,674	7,755	44,094	16,434	30,944	42,702	24,031	8,915
VICTORY RS SELECT GROWTH
Value at beginning of period	23.62	23.88	23.79	17.39	14.77	14.14	10.83	7.40	13.56	12.02
Value at end of period	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83	7.40	13.56
Number of accumulation units outstanding at end of period	84	165	214	581	504	714	1,025	960	2,382	3,988
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.69	11.77	10.84	7.32	6.43	6.63	5.23	3.57	6.61	5.85
Value at end of period	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23	3.57	6.61
Number of accumulation units outstanding at end of period	795	1,941	2,886	2,405	2,708	4,419	7,261	6,541	7,859	7,094
INVESTMENT DIVISION (0.65)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED

Appendix A-18

Value at beginning of period	15.48	15.36	14.13	12.33	11.69	11.76	10.73	8.35	12.32	11.04
Value at end of period	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73	8.35	12.32
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	18.12	18.53	17.27	12.79	11.08	12.16	10.25	6.80	16.44	12.58
Value at end of period	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25	6.80	16.44
Number of accumulation units outstanding at end of period	786	736	687	668	580	511	443	-	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	31.46	31.48	28.17	23.74	21.43	20.82	18.50	16.59	20.89	20.65
Value at end of period	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50	16.59	20.89
Number of accumulation units outstanding at end of period	1,654	1,640	1,495	1,437	1,362	1,261	1,001	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.11	17.35	16.03	12.09	10.13	10.74	9.66	7.25	12.01	10.00
Value at end of period	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	889	794	888	325	138	119	139	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	15.23	15.95	16.21	13.03	10.46	11.35	10.79	7.77	14.75	12.40
Value at end of period	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79	7.77	14.75
Number of accumulation units outstanding at end of period	2,610	2,702	2,865	2,354	2,511	1,839	1,710	322	322	322
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.63	16.34	14.48	10.55	9.16	9.53	8.94	6.35	14.14	15.14
Value at end of period	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94	6.35	14.14
Number of accumulation units outstanding at end of period	185	185	185	185	185	185	185	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	14.77	15.72	14.16	10.58	9.16	9.66	7.93	6.05	10.00
Value at end of period	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	345	239	555	207	-	82	49	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	15.06	14.77	13.99	10.50	9.40	9.97	8.98	6.87	11.57	11.13
Value at end of period	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98	6.87	11.57
Number of accumulation units outstanding at end of period	452	386	303	313	296	281	299	-	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.43	17.48	16.30	12.61	11.54	12.26	10.96	9.67	13.70	12.47
Value at end of period	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96	9.67	13.70
Number of accumulation units outstanding at end of period	601	561	534	546	461	417	372	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	24.12	24.11	21.68	16.62	14.37	14.84	12.74	9.45	16.54	14.16
Value at end of period	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74	9.45	16.54
Number of accumulation units outstanding at end of period	2,095	2,363	2,127	2,038	1,950	4,336	4,107	134	134	134
FIDELITY VIP GROWTH
Value at beginning of period	14.41	13.53	12.24	9.03	7.93	7.96	6.46	5.07	9.65	7.65
Value at end of period	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46	5.07	9.65
Number of accumulation units outstanding at end of period	3,623	3,543	3,688	3,343	2,697	3,368	3,400	2,039	2,039	2,039
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	20.13	20.41	19.00	14.84	12.83	13.51	11.76	8.90	14.94	14.04
Value at end of period	22.15	20.13	20.41	19.00	14.84	12.83	13.51	11.76	8.90	14.94
Number of accumulation units outstanding at end of period	41,942	43,614	39,603	37,033	35,852	30,385	26,459	176	176	176
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	36.88	39.53	36.91	25.18	21.08	22.78	19.18	11.82	20.00	20.38

Appendix A-19

Value at end of period	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18	11.82	20.00
Number of accumulation units outstanding at end of period	1,779	2,256	1,856	1,930	495	538	541	538	538	538
GREAT-WEST BOND INDEX
Value at beginning of period	19.65	19.74	18.78	19.39	18.79	17.64	16.67	15.80	14.95	14.10
Value at end of period	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67	15.80	14.95
Number of accumulation units outstanding at end of period	4,807	4,587	4,515	492	675	635	592	-	-	-
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	19.03	19.37	18.58	17.39	16.05	15.99	14.80	12.37	14.44	13.77
Value at end of period	20.07	19.03	19.37	18.58	17.39	16.05	15.99	14.80	12.37	14.44
Number of accumulation units outstanding at end of period	2,868	2,751	2,630	2,483	2,429	2,579	3,298	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.51	11.59	11.66	11.74	11.82	11.89	11.97	12.05	11.90	11.44
Value at end of period	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97	12.05	11.90
Number of accumulation units outstanding at end of period	10,574	11,141	10,573	11,045	10,753	11,989	10,768	2,871	2,871	2,871
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.13	16.42	15.59	14.40	12.95	12.84	11.59	10.00
Value at end of period	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59
Number of accumulation units outstanding at end of period	28,178	25,624	17,400	10,633	462	26	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.55	17.92	16.98	14.92	13.18	13.40	11.91	10.00
Value at end of period	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91
Number of accumulation units outstanding at end of period	3,255	2,359	1,233	429	191	113	33	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	18.96	19.40	18.37	15.31	13.31	13.83	12.15	10.00
Value at end of period	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	6,872	4,780	2,700	1,291	625	265	50	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	19.20	19.71	18.74	15.39	13.31	13.96	12.22	10.00
Value at end of period	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	9,291	7,319	4,492	2,572	1,590	597	81	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.01	19.56	18.71	15.38	13.28	14.00	12.26	10.00
Value at end of period	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	8,342	5,154	2,420	646	265	32	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	29.82	32.12	31.25	29.11	25.25	24.34	21.73	15.79	20.32	18.92
Value at end of period	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73	15.79	20.32
Number of accumulation units outstanding at end of period	330	317	303	299	456	446	638	118	212	212
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	35.24	36.75	35.27	26.32	22.86	23.48	19.06	15.01	22.43	21.87
Value at end of period	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06	15.01	22.43
Number of accumulation units outstanding at end of period	172	137	101	101	101	167	217	101	101	101
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	19.27	18.22	18.16	14.28	12.26	12.58	11.59	8.85	19.26	18.25
Value at end of period	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59	8.85	19.26
Number of accumulation units outstanding at end of period	2,252	2,802	2,055	2,204	1,805	1,978	1,780	1,664	1,761	1,761
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	20.00	20.32	19.22	16.65	14.93	15.22	13.74	11.11	14.58	13.70
Value at end of period	21.50	20.00	20.32	19.22	16.65	14.93	15.22	13.74	11.11	14.58

Appendix A-20

Number of accumulation units outstanding at end of period	37,444	37,974	42,300	41,977	38,071	37,644	37,187	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	20.00	20.29	19.12	15.98	14.12	14.53	12.92	10.12	14.60	13.70
Value at end of period	21.68	20.00	20.29	19.12	15.98	14.12	14.53	12.92	10.12	14.60
Number of accumulation units outstanding at end of period	46,655	42,186	44,010	39,751	36,207	35,003	32,006	-	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	19.54	19.85	18.92	17.03	15.50	15.61	14.28	11.77	14.47	13.69
Value at end of period	20.81	19.54	19.85	18.92	17.03	15.50	15.61	14.28	11.77	14.47
Number of accumulation units outstanding at end of period	7,266	7,170	7,539	7,323	6,209	5,757	5,231	-	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	32.10	33.15	31.71	22.70	19.73	19.79	15.85	12.77	18.72	18.99
Value at end of period	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85	12.77	18.72
Number of accumulation units outstanding at end of period	606	598	667	530	802	983	930	617	617	617
GREAT-WEST STOCK INDEX
Value at beginning of period	16.60	16.61	14.83	11.33	9.87	9.82	8.56	6.80	10.91	10.44
Value at end of period	18.47	16.60	16.61	14.83	11.33	9.87	9.82	8.56	6.80	10.91
Number of accumulation units outstanding at end of period	6,037	5,710	5,967	6,500	6,136	5,556	5,661	4,194	4,342	4,342
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	22.50	24.32	22.80	17.65	15.16	15.39	13.46	10.82	17.07	16.64
Value at end of period	26.55	22.50	24.32	22.80	17.65	15.16	15.39	13.46	10.82	17.07
Number of accumulation units outstanding at end of period	646	472	427	1,725	1,682	1,726	2,797	1,516	1,516	1,516
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	33.51	31.67	28.26	20.86	18.47	18.91	14.92	10.37	17.50	15.07
Value at end of period	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92	10.37	17.50
Number of accumulation units outstanding at end of period	1,332	1,298	1,159	1,093	1,288	1,179	1,063	143	143	143
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	19.20	19.18	18.30	18.80	18.33	17.46	16.64	15.80	14.94	14.12
Value at end of period	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64	15.80	14.94
Number of accumulation units outstanding at end of period	1,410	1,516	1,506	1,475	1,651	1,599	1,538	357	357	357
INVESCO AMERICAN FRANCHISE
Value at beginning of period	11.15	10.70	9.94	7.16	6.37	6.88	5.92	4.77	7.74	6.75
Value at end of period	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92	4.77	7.74
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	15.49	17.17	15.83	11.92	10.28	10.31	8.54	6.19	10.00
Value at end of period	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	137	122	205	207	436	-	41	-	-
INVESCO COMSTOCK
Value at beginning of period	15.62	16.76	15.50	11.56	9.82	10.10	8.82	6.87	10.82	10.00
Value at end of period	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	174	372	405	196	-	-	-	-	-	-
INVESCO MID CAP GROWTH
Value at beginning of period	11.70	11.64	10.85	7.94	7.08	7.45	6.08	4.28	8.14	7.29
Value at end of period	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08	4.28	8.14
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	25.20	25.84	24.16	17.38	14.78	15.07	12.01	8.99	14.77	13.35
Value at end of period	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01	8.99	14.77
Number of accumulation units outstanding at end of period	115	115	115	115	115	115	115	-	-	-

Appendix A-21

JANUS GLOBAL RESEARCH
Value at beginning of period	8.92	9.19	8.62	6.81	5.72	6.68	5.81	4.25	7.78	7.17
Value at end of period	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81	4.25	7.78
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	91	-	-	-
JANUS TWENTY
Value at beginning of period	13.51	12.96	11.98	9.06	7.45	8.17	7.69	5.40	9.37	6.94
Value at end of period	13.95	13.51	12.96	11.98	9.06	7.45	8.17	7.69	5.40	9.37
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	106	-	-	-
JENSEN QUALITY GROWTH
Value at beginning of period	20.08	19.98	18.06	13.79	12.26	12.48	11.26	8.81	12.52	11.77
Value at end of period	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26	8.81	12.52
Number of accumulation units outstanding at end of period	57	57	57	57	57	57	153	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.59	21.34	19.68	14.56	13.35	14.03	11.34	10.00
Value at end of period	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	189	77	40	18	-	-	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	15.56	16.34	15.49	11.35	10.17	10.55	8.56	5.81	9.26	11.30
Value at end of period	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56	5.81	9.26
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	20.04	18.83	17.47	12.90	11.09	11.24	10.01	8.12	12.88	11.32
Value at end of period	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01	8.12	12.88
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	533	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.61	18.15	15.88	12.37	10.95	11.20	10.32	7.24	13.46	11.91
Value at end of period	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32	7.24	13.46
Number of accumulation units outstanding at end of period	4,015	3,716	3,449	3,153	2,827	2,455	2,141	-	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	22.36	21.66	21.36	16.96	14.14	15.59	13.56	9.81	16.74	15.90
Value at end of period	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56	9.81	16.74
Number of accumulation units outstanding at end of period	4,745	4,208	4,082	3,969	3,484	3,000	2,873	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	19.03	19.07	18.38	18.91	17.29	16.75	15.53	13.76	13.24	12.25
Value at end of period	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53	13.76	13.24
Number of accumulation units outstanding at end of period	641	734	635	696	763	739	1,600	-	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	23.30	23.39	20.88	16.31	14.93	14.21	11.99	10.60	15.35	15.36
Value at end of period	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99	10.60	15.35
Number of accumulation units outstanding at end of period	454	99	49	23	-	-	7	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.34	15.29	15.13	14.30	12.53	12.25	10.92	7.41	10.00
Value at end of period	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	235	157	90	28	-	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.62	9.49	11.06	9.02	7.45	9.54	8.11	5.22	10.00
Value at end of period	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	1,347	851	958	795	460	422	260	-	-
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK

Appendix A-22

Value at beginning of period	18.95	19.70	20.71	14.41	12.62	12.72	10.32	7.85	13.45	12.06
Value at end of period	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32	7.85	13.45
Number of accumulation units outstanding at end of period	894	1,222	1,143	1,095	972	896	759	-	-	-
ROYCE TOTAL RETURN
Value at beginning of period	13.94	15.18	15.13	11.52	10.16	10.43	8.53	6.82	10.00
Value at end of period	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	79	49	48	92	48	48	77	-	-
VICTORY RS SELECT GROWTH
Value at beginning of period	23.88	24.13	24.01	17.54	14.88	14.23	10.89	7.43	13.61	12.05
Value at end of period	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89	7.43	13.61
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	11.88	11.94	10.99	7.41	6.50	6.70	5.28	3.60	6.66	5.89
Value at end of period	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28	3.60	6.66
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESTMENT DIVISION (0.55)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	18.34	18.17	16.69	14.56	13.78	13.86	12.63	9.82	14.47	12.95
Value at end of period	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63	9.82	14.47
Number of accumulation units outstanding at end of period	520	442	437	704	704	711	700	1,152	2,687	2,339
ALGER MID CAP GROWTH
Value at beginning of period	24.83	25.36	23.61	17.48	15.12	16.58	13.96	9.25	22.34	17.08
Value at end of period	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96	9.25	22.34
Number of accumulation units outstanding at end of period	11,492	15,344	15,665	13,503	14,644	15,396	20,974	30,119	39,280	40,426
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	31.96	31.94	28.56	24.04	21.67	21.04	18.68	16.73	21.04	20.79
Value at end of period	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68	16.73	21.04
Number of accumulation units outstanding at end of period	11,302	10,363	9,840	10,243	10,066	10,851	8,424	19,363	16,445	30,742
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.28	17.50	16.15	12.17	10.18	10.79	9.69	7.27	12.02	10.93
Value at end of period	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69	7.27	12.02
Number of accumulation units outstanding at end of period	13,451	14,272	12,796	8,739	9,434	9,207	7,776	18,917	20,226	11,067
ARTISAN INTERNATIONAL
Value at beginning of period	15.47	16.18	16.43	13.20	10.58	11.48	10.89	7.84	14.86	12.48
Value at end of period	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89	7.84	14.86
Number of accumulation units outstanding at end of period	31,429	39,544	29,579	21,953	27,924	35,231	39,730	52,150	64,611	82,622
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.85	16.55	14.65	10.66	9.25	9.61	9.01	6.40	14.22	15.22
Value at end of period	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01	6.40	14.22
Number of accumulation units outstanding at end of period	56	176	121	121	1,227	1,227	864	11,287	2,419	7,921
COLUMBIA MID CAP VALUE
Value at beginning of period	14.89	15.83	14.24	10.63	9.19	9.68	7.94	6.05	10.00
Value at end of period	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	2,848	4,863	5,823	2,114	754	7,714	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	15.20	14.89	14.10	10.57	9.45	10.01	9.01	6.89	11.59	11.14
Value at end of period	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01	6.89	11.59
Number of accumulation units outstanding at end of period	16,671	15,250	16,120	17,033	13,224	13,959	14,967	25,756	21,430	10,053
FEDERATED EQUITY INCOME FUND, INC

Appendix A-23

Value at beginning of period	16.65	17.70	16.49	12.74	11.65	12.36	11.05	9.73	13.77	12.52
Value at end of period	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05	9.73	13.77
Number of accumulation units outstanding at end of period	6,862	6,932	5,507	4,856	3,295	3,234	6,380	9,623	17,404	15,487
FIDELITY VIP CONTRAFUND
Value at beginning of period	34.42	34.37	30.88	23.65	20.42	21.07	18.07	13.39	23.42	20.03
Value at end of period	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07	13.39	23.42
Number of accumulation units outstanding at end of period	37,968	43,427	32,075	24,962	31,400	33,700	30,634	54,269	32,085	48,260
FIDELITY VIP GROWTH
Value at beginning of period	33.87	31.78	28.71	21.17	18.56	18.63	15.08	11.82	22.50	17.82
Value at end of period	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08	11.82	22.50
Number of accumulation units outstanding at end of period	78,890	88,414	92,276	91,595	102,614	106,465	119,104	133,664	132,026	148,801
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	27.58	27.94	25.98	20.27	17.51	18.42	16.03	12.11	20.32	19.07
Value at end of period	30.38	27.58	27.94	25.98	20.27	17.51	18.42	16.03	12.11	20.32
Number of accumulation units outstanding at end of period	47,088	49,528	40,610	26,708	26,716	29,723	69,299	99,689	57,271	100,213
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	54.88	58.76	54.81	37.35	31.24	33.73	28.37	17.46	29.52	30.05
Value at end of period	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37	17.46	29.52
Number of accumulation units outstanding at end of period	30,541	32,444	27,410	36,017	27,263	29,303	27,831	36,923	36,708	61,802
GREAT-WEST BOND INDEX
Value at beginning of period	20.06	20.12	19.13	19.73	19.10	17.91	16.91	16.02	15.14	14.26
Value at end of period	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91	16.02	15.14
Number of accumulation units outstanding at end of period	22,536	29,717	10,673	11,843	15,052	18,594	31,222	40,398	37,380	49,315
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	22.53	22.91	21.95	20.52	18.93	18.83	17.42	14.55	16.96	16.16
Value at end of period	23.79	22.53	22.91	21.95	20.52	18.93	18.83	17.42	14.55	16.96
Number of accumulation units outstanding at end of period	10,186	11,245	8,145	5,707	5,815	7,011	15,295	7,054	7,343	9,478
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.59	13.67	13.74	13.82	13.90	13.97	14.05	14.13	13.94	13.38
Value at end of period	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05	14.13	13.94
Number of accumulation units outstanding at end of period	187,759	197,686	209,384	220,314	251,994	242,534	333,142	358,320	322,508	363,996
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.24	16.52	15.66	14.45	12.98	12.86	11.59	10.00
Value at end of period	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	6,764	8,023	7,976	9,214	8,839	1,862	2,750	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.67	18.02	17.06	14.97	13.22	13.42	11.92	10.00
Value at end of period	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92
Number of accumulation units outstanding at end of period	15,288	17,091	12,565	2,265	2,233	2,373	4	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	19.09	19.51	18.46	15.37	13.34	13.86	12.16	10.00
Value at end of period	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	25,288	25,516	11,268	3,108	2,548	423	4	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	19.33	19.82	18.82	15.45	13.34	13.99	12.23	10.00
Value at end of period	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	12,939	12,960	6,132	4,377	2,621	378	266	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.14	19.67	18.80	15.44	13.32	14.03	12.27	10.00

Appendix A-24

Value at end of period	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	6,997	5,928	2,015	1,185	363	87	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	36.50	39.28	38.17	35.53	30.79	29.64	26.43	19.20	24.67	22.95
Value at end of period	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43	19.20	24.67
Number of accumulation units outstanding at end of period	9,295	11,563	19,249	18,691	36,828	33,373	20,361	26,935	23,744	37,028
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	37.51	39.08	37.47	27.93	24.23	24.87	20.17	15.86	23.68	23.07
Value at end of period	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17	15.86	23.68
Number of accumulation units outstanding at end of period	7,660	9,691	7,549	8,580	8,331	9,544	8,904	22,593	15,810	29,221
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	24.16	22.82	22.72	17.85	15.31	15.69	14.45	11.02	23.96	22.67
Value at end of period	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45	11.02	23.96
Number of accumulation units outstanding at end of period	55,059	50,158	41,914	42,821	42,602	44,288	51,669	55,410	43,620	102,426
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	26.03	26.42	24.97	21.61	19.36	19.72	17.77	14.36	18.83	17.67
Value at end of period	28.01	26.03	26.42	24.97	21.61	19.36	19.72	17.77	14.36	18.83
Number of accumulation units outstanding at end of period	76,837	67,850	43,553	38,960	55,968	60,454	96,989	126,603	78,263	144,038
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	27.54	27.90	26.27	21.94	19.37	19.90	17.69	13.83	19.94	18.69
Value at end of period	29.88	27.54	27.90	26.27	21.94	19.37	19.90	17.69	13.83	19.94
Number of accumulation units outstanding at end of period	96,060	93,171	74,420	37,471	52,288	64,239	113,995	161,917	83,079	116,266
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	23.23	23.57	22.44	20.18	18.35	18.46	16.87	13.90	17.06	16.13
Value at end of period	24.76	23.23	23.57	22.44	20.18	18.35	18.46	16.87	13.90	17.06
Number of accumulation units outstanding at end of period	21,521	21,110	14,987	7,963	8,526	15,688	16,902	23,405	17,660	32,464
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	43.84	45.23	43.24	30.92	26.85	26.90	21.52	17.32	25.36	25.71
Value at end of period	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52	17.32	25.36
Number of accumulation units outstanding at end of period	30,665	18,607	15,852	16,066	16,485	18,390	19,332	35,041	26,497	28,550
GREAT-WEST STOCK INDEX
Value at beginning of period	33.13	33.13	29.54	22.55	19.64	19.51	16.99	13.47	21.60	20.66
Value at end of period	36.91	33.13	33.13	29.54	22.55	19.64	19.51	16.99	13.47	21.60
Number of accumulation units outstanding at end of period	186,083	203,335	211,570	224,642	255,786	283,210	323,023	358,982	367,562	477,678
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	33.50	36.18	33.88	26.20	22.48	22.80	19.93	16.00	25.22	24.56
Value at end of period	39.57	33.50	36.18	33.88	26.20	22.48	22.80	19.93	16.00	25.22
Number of accumulation units outstanding at end of period	36,509	40,573	38,892	42,348	51,501	55,743	59,892	87,522	68,639	71,933
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	55.17	52.08	46.43	34.24	30.29	30.98	24.42	16.95	28.58	24.59
Value at end of period	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42	16.95	28.58
Number of accumulation units outstanding at end of period	21,900	25,830	17,866	14,341	22,409	24,083	21,303	37,831	31,599	41,006
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	22.04	21.99	20.97	21.52	20.96	19.94	18.99	18.01	17.01	16.06
Value at end of period	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99	18.01	17.01
Number of accumulation units outstanding at end of period	20,891	16,855	16,624	21,502	31,324	33,858	34,736	50,751	39,672	58,820
INVESCO AMERICAN FRANCHISE
Value at beginning of period	11.33	10.85	10.08	7.25	6.44	6.95	5.97	4.80	7.80	6.79
Value at end of period	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97	4.80	7.80

Appendix A-25

Number of accumulation units outstanding at end of period	4,389	4,394	4,332	4,360	4,360	6,427	6,487	6,538	9,717	9,915
INVESCO AMERICAN VALUE
Value at beginning of period	15.61	17.29	15.92	11.97	10.32	10.33	8.55	6.19	10.00
Value at end of period	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	2,033	4,528	4,768	2,672	5,919	3,179	11,009	4,595	9
INVESCO COMSTOCK
Value at beginning of period	15.77	16.90	15.61	11.64	9.87	10.15	8.85	6.89	10.84	11.13
Value at end of period	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85	6.89	10.84
Number of accumulation units outstanding at end of period	7,550	12,215	7,057	6,451	402	1,341	1,172	11,576	3,999	5,176
INVESCO MID CAP GROWTH
Value at beginning of period	11.89	11.81	11.00	8.04	7.16	7.53	6.14	4.32	8.20	7.34
Value at end of period	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14	4.32	8.20
Number of accumulation units outstanding at end of period	2,403	1,859	1,610	1,549	1,572	1,293	1,411	4,812	11,861	33,226
INVESCO SMALL CAP GROWTH
Value at beginning of period	25.55	26.18	24.45	17.57	14.93	15.20	12.10	9.05	14.86	13.41
Value at end of period	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10	9.05	14.86
Number of accumulation units outstanding at end of period	975	975	1,314	1,314	1,314	1,334	696	978	2,016	4,652
JANUS GLOBAL RESEARCH
Value at beginning of period	9.06	9.32	8.74	6.89	5.78	6.75	5.87	4.29	7.84	7.22
Value at end of period	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87	4.29	7.84
Number of accumulation units outstanding at end of period	2,521	2,531	2,541	2,495	2,692	3,514	3,069	3,817	8,742	14,246
JANUS TWENTY
Value at beginning of period	13.72	13.15	12.14	9.17	7.54	8.25	7.76	5.45	9.44	6.98
Value at end of period	14.18	13.72	13.15	12.14	9.17	7.54	8.25	7.76	5.45	9.44
Number of accumulation units outstanding at end of period	7,750	7,896	8,246	7,897	7,928	8,953	9,817	10,480	23,555	24,281
JENSEN QUALITY GROWTH
Value at beginning of period	20.31	20.19	18.23	13.91	12.35	12.56	11.32	8.85	12.56	11.80
Value at end of period	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32	8.85	12.56
Number of accumulation units outstanding at end of period	427	761	761	132	132	142	346	672	6,106	3,389
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.72	21.46	19.77	14.61	13.39	14.05	11.34	10.00
Value at end of period	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	2,675	2,530	731	637	2,632	2,014	1,258	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	15.71	16.47	15.61	11.42	10.22	10.60	8.59	5.83	9.28	11.30
Value at end of period	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59	5.83	9.28
Number of accumulation units outstanding at end of period	136	136	136	167	1,027	1,164	273	291	657	871
MFS GROWTH
Value at beginning of period	20.32	19.08	17.67	13.04	11.20	11.34	10.09	8.17	12.96	11.37
Value at end of period	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09	8.17	12.96
Number of accumulation units outstanding at end of period	146	146	143	143	143	143	143	442	143	246
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	18.88	18.39	16.07	12.50	11.06	11.30	10.41	7.29	13.54	11.97
Value at end of period	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41	7.29	13.54
Number of accumulation units outstanding at end of period	4,440	7,171	4,453	2,722	5,234	6,180	3,323	10,603	6,993	14,156
OPPENHEIMER GLOBAL
Value at beginning of period	22.62	21.89	21.57	17.10	14.24	15.69	13.63	9.85	16.79	15.93
Value at end of period	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63	9.85	16.79
Number of accumulation units outstanding at end of period	22,656	23,577	25,221	24,872	32,511	34,833	33,106	25,712	24,315	19,376

Appendix A-26

PIMCO TOTAL RETURN
Value at beginning of period	19.28	19.30	18.58	19.10	17.44	16.88	15.63	13.84	13.31	12.30
Value at end of period	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63	13.84	13.31
Number of accumulation units outstanding at end of period	37,548	37,552	34,673	35,362	54,195	64,848	67,122	81,002	67,419	55,720
PIONEER EQUITY INCOME VCT
Value at beginning of period	23.41	23.49	20.94	16.35	14.95	14.21	11.98	10.58	15.30	15.30
Value at end of period	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98	10.58	15.30
Number of accumulation units outstanding at end of period	8,335	1,593	2,343	1,169	1,848	1,996	3,188	5,866	4,908	13,519
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.45	15.39	15.21	14.37	12.58	12.29	10.94	7.42	10.00
Value at end of period	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	2,837	2,967	1,900	925	6,262	4,935	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.69	9.56	11.13	9.06	7.47	9.57	8.12	5.23	10.00
Value at end of period	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	5,149	4,125	4,441	3,722	3,430	11,666	11,746	21,686	946
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	19.15	19.89	20.89	14.52	12.70	12.79	10.37	7.88	13.48	12.08
Value at end of period	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37	7.88	13.48
Number of accumulation units outstanding at end of period	10,300	12,772	13,096	16,876	16,455	24,662	13,540	26,777	18,010	14,600
ROYCE TOTAL RETURN
Value at beginning of period	14.05	15.28	15.21	11.57	10.20	10.46	8.55	6.83	10.00
Value at end of period	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	8,166	8,958	7,225	8,288	9,230	8,384	12,930	9,426	1,035
VICTORY RS SELECT GROWTH
Value at beginning of period	24.16	24.39	24.24	17.69	15.00	14.32	10.95	7.47	13.66	12.08
Value at end of period	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95	7.47	13.66
Number of accumulation units outstanding at end of period	319	319	309	-	-	-	79	427	1,718	797
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	12.06	12.12	11.14	7.51	6.58	6.77	5.33	3.63	6.71	5.92
Value at end of period	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33	3.63	6.71
Number of accumulation units outstanding at end of period	2,977	2,977	2,965	2,950	2,950	2,950	4,559	6,707	19,869	14,801
INVESTMENT DIVISION (0.45)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	15.22	15.07	13.83	12.05	11.40	11.44	10.42	8.10	11.92	10.66
Value at end of period	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42	8.10	11.92
Number of accumulation units outstanding at end of period	2,182	1,671	934	934	2,673	3,322	4,787	4,910	1,096	-
ALGER MID CAP GROWTH
Value at beginning of period	16.42	16.75	15.58	11.52	9.96	10.91	9.18	6.08	14.66	11.19
Value at end of period	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18	6.08	14.66
Number of accumulation units outstanding at end of period	22,024	21,195	1,068	2,776	2,764	29,111	30,149	31,184	7,850	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	18.48	18.45	16.48	13.86	12.48	12.11	10.73	9.61	12.07	11.91
Value at end of period	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73	9.61	12.07
Number of accumulation units outstanding at end of period	11,552	6,899	28,606	28,829	27,390	37,370	36,321	31,682	17,726	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.45	17.65	16.27	12.25	10.24	10.84	9.73	7.28	12.04	10.94
Value at end of period	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73	7.28	12.04
Number of accumulation units outstanding at end of period	50,848	55,988	95,082	33,838	17,934	19,043	16,540	13,605	7,852	-

Appendix A-27

ARTISAN INTERNATIONAL
Value at beginning of period	16.87	17.62	17.87	14.34	11.49	12.45	11.80	8.48	16.07	13.48
Value at end of period	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80	8.48	16.07
Number of accumulation units outstanding at end of period	11,411	13,209	58,773	41,938	42,146	34,893	36,350	33,250	13,382	-
CLEARBRIDGE VALUE TRUST
Value at beginning of period	11.91	12.42	10.99	7.99	6.92	7.19	6.73	4.77	10.60	11.33
Value at end of period	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73	4.77	10.60
Number of accumulation units outstanding at end of period	3,454	3,903	3,723	1,690	1,690	2,550	3,043	3,217	2,040	-
COLUMBIA MID CAP VALUE
Value at beginning of period	15.00	15.93	14.32	10.68	9.22	9.71	7.95	6.06	10.00
Value at end of period	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	37,773	31,539	39,280	2,301	-	23,467	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	15.35	15.02	14.20	10.63	9.51	10.06	9.04	6.90	11.61	11.14
Value at end of period	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04	6.90	11.61
Number of accumulation units outstanding at end of period	25,292	11,649	5,325	3,094	2,956	7,247	7,097	7,173	5,291	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.71	16.68	15.53	11.98	10.95	11.61	10.36	9.12	12.89	11.71
Value at end of period	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36	9.12	12.89
Number of accumulation units outstanding at end of period	5,884	3,526	12,017	10,059	5,192	2,546	4,682	5,226	3,284	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	20.37	20.33	18.24	13.96	12.04	12.41	10.64	7.87	13.76	11.75
Value at end of period	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64	7.87	13.76
Number of accumulation units outstanding at end of period	82,893	85,777	83,623	58,675	37,435	52,029	52,376	55,262	21,034	-
FIDELITY VIP GROWTH
Value at beginning of period	21.07	19.74	17.82	13.13	11.50	11.53	9.33	7.30	13.88	10.98
Value at end of period	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33	7.30	13.88
Number of accumulation units outstanding at end of period	131,785	135,703	99,082	91,950	82,475	89,838	98,034	93,663	61,141	-
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	17.34	17.55	16.30	12.71	10.96	11.52	10.01	7.56	12.67	11.88
Value at end of period	19.12	17.34	17.55	16.30	12.71	10.96	11.52	10.01	7.56	12.67
Number of accumulation units outstanding at end of period	93,290	90,620	63,596	42,377	58,001	59,634	60,496	52,447	21,178	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	20.67	22.12	20.61	14.03	11.72	12.64	10.62	6.53	11.03	11.22
Value at end of period	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62	6.53	11.03
Number of accumulation units outstanding at end of period	33,260	34,348	51,804	76,617	23,751	28,870	26,069	27,925	18,258	-
GREAT-WEST BOND INDEX
Value at beginning of period	14.65	14.68	13.94	14.37	13.89	13.01	12.27	11.61	10.96	10.32
Value at end of period	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27	11.61	10.96
Number of accumulation units outstanding at end of period	114,421	92,837	114,881	40,717	22,065	22,829	23,529	24,632	11,406	-
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	15.29	15.54	14.87	13.89	12.80	12.72	11.75	9.80	11.42	10.87
Value at end of period	16.16	15.29	15.54	14.87	13.89	12.80	12.72	11.75	9.80	11.42
Number of accumulation units outstanding at end of period	12,583	12,514	17,231	6,085	5,155	9,306	7,940	6,596	2,726	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.76	10.81	10.86	10.91	10.96	11.01	11.06	11.10	10.95	10.50
Value at end of period	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06	11.10	10.95
Number of accumulation units outstanding at end of period	101,818	107,307	116,471	39,266	32,448	29,156	26,764	32,008	27,031	-
GREAT-WEST LIFETIME 2015

Appendix A-28

Value at beginning of period	16.34	16.61	15.73	14.50	13.02	12.89	11.60	10.00
Value at end of period	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	5,428	3,736	15,219	13,747	12,854	17,279	7,801	5,018
GREAT-WEST LIFETIME 2025
Value at beginning of period	17.79	18.12	17.14	15.03	13.25	13.45	11.93	10.00
Value at end of period	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93
Number of accumulation units outstanding at end of period	33,110	16,175	10,652	5,809	2,734	8,500	5,691	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	19.21	19.62	18.54	15.43	13.38	13.88	12.17	10.00
Value at end of period	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17
Number of accumulation units outstanding at end of period	19,083	9,829	12,538	7,839	2,124	6,876	235	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	19.46	19.93	18.91	15.50	13.38	14.02	12.24	10.00
Value at end of period	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	8,079	5,622	6,407	4,640	2,828	4,369	8	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.27	19.78	18.88	15.50	13.35	14.05	12.28	10.00
Value at end of period	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28
Number of accumulation units outstanding at end of period	8,139	14,907	12,297	920	270	101	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	17.76	19.09	18.54	17.24	14.92	14.35	12.79	9.28	11.91	11.07
Value at end of period	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79	9.28	11.91
Number of accumulation units outstanding at end of period	43,661	46,982	66,820	38,929	28,670	35,142	30,807	29,111	15,938	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	19.62	20.41	19.55	14.56	12.62	12.94	10.48	8.24	12.28	11.96
Value at end of period	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48	8.24	12.28
Number of accumulation units outstanding at end of period	3,133	2,785	16,131	15,645	11,895	19,279	19,338	20,045	14,046	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	15.49	14.61	14.53	11.41	9.78	10.01	9.21	7.01	15.24	14.40
Value at end of period	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21	7.01	15.24
Number of accumulation units outstanding at end of period	148,840	125,875	91,701	72,894	38,960	38,318	40,918	43,870	26,319	-
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	16.96	17.20	16.24	14.04	12.56	12.78	11.51	9.29	12.17	11.41
Value at end of period	18.27	16.96	17.20	16.24	14.04	12.56	12.78	11.51	9.29	12.17
Number of accumulation units outstanding at end of period	282,801	280,323	196,238	76,812	64,453	84,757	96,786	91,997	41,294	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	17.34	17.56	16.51	13.77	12.15	12.47	11.07	8.65	12.46	11.67
Value at end of period	18.84	17.34	17.56	16.51	13.77	12.15	12.47	11.07	8.65	12.46
Number of accumulation units outstanding at end of period	211,591	213,387	155,832	129,046	130,760	170,275	157,473	137,353	89,340	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.23	16.46	15.65	14.06	12.77	12.84	11.72	9.64	11.83	11.17
Value at end of period	17.32	16.23	16.46	15.65	14.06	12.77	12.84	11.72	9.64	11.83
Number of accumulation units outstanding at end of period	24,040	20,950	40,029	24,322	26,629	26,566	30,981	29,538	6,892	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	19.78	20.39	19.47	13.91	12.06	12.08	9.65	7.76	11.35	11.50
Value at end of period	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65	7.76	11.35
Number of accumulation units outstanding at end of period	32,660	11,845	33,618	34,282	31,097	28,380	29,029	27,925	13,313	-
GREAT-WEST STOCK INDEX
Value at beginning of period	18.87	18.84	16.79	12.80	11.14	11.05	9.61	7.62	12.20	11.66

Appendix A-29

Value at end of period	21.04	18.87	18.84	16.79	12.80	11.14	11.05	9.61	7.62	12.20
Number of accumulation units outstanding at end of period	172,764	183,063	154,935	130,651	133,585	117,544	111,112	108,186	74,750	-
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	16.45	17.74	16.60	12.82	10.99	11.14	9.72	7.80	12.28	11.95
Value at end of period	19.44	16.45	17.74	16.60	12.82	10.99	11.14	9.72	7.80	12.28
Number of accumulation units outstanding at end of period	137,624	123,908	114,090	52,913	11,999	19,710	24,169	22,397	15,074	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	25.36	23.91	21.30	15.69	13.86	14.17	11.16	7.74	13.03	11.20
Value at end of period	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16	7.74	13.03
Number of accumulation units outstanding at end of period	22,100	26,700	36,630	47,427	43,936	34,063	43,001	38,417	30,335	-
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	14.40	14.35	13.67	14.01	13.64	12.96	12.33	11.68	11.02	10.40
Value at end of period	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33	11.68	11.02
Number of accumulation units outstanding at end of period	8,088	4,502	15,571	30,722	30,945	28,893	27,612	24,815	17,734	-
INVESCO AMERICAN FRANCHISE
Value at beginning of period	18.57	17.77	16.48	11.85	10.52	11.34	9.73	7.82	12.68	11.03
Value at end of period	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73	7.82	12.68
Number of accumulation units outstanding at end of period	558	501	48	48	48	48	48	48	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	15.73	17.40	16.01	12.03	10.35	10.36	8.56	6.19	10.00
Value at end of period	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	7,026	22,093	41,385	13,183	24,209	8,513	8,326	2,142	-
INVESCO COMSTOCK
Value at beginning of period	15.92	17.05	15.73	11.71	9.93	10.19	8.88	6.91	10.00
Value at end of period	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	17,114	45,345	77,040	14,072	4,477	3,352	2,164	1,442	1,046
INVESCO MID CAP GROWTH
Value at beginning of period	19.47	19.33	17.99	13.14	11.69	12.28	9.99	7.03	13.33	11.92
Value at end of period	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99	7.03	13.33
Number of accumulation units outstanding at end of period	1,072	712	347	347	668	2,561	2,585	2,017	1,022	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	22.41	22.93	21.40	15.36	13.04	13.27	10.55	7.88	12.93	11.66
Value at end of period	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55	7.88	12.93
Number of accumulation units outstanding at end of period	3,714	4,336	7,238	5,220	286	286	286	286	169	-
JANUS GLOBAL RESEARCH
Value at beginning of period	15.36	15.80	14.80	11.65	9.77	11.39	9.90	7.22	13.19	12.13
Value at end of period	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90	7.22	13.19
Number of accumulation units outstanding at end of period	1,300	1,300	265	341	678	920	920	921	678	-
JANUS TWENTY
Value at beginning of period	22.76	21.79	20.09	15.16	12.45	13.62	12.79	8.97	15.53	11.47
Value at end of period	23.54	22.76	21.79	20.09	15.16	12.45	13.62	12.79	8.97	15.53
Number of accumulation units outstanding at end of period	640	640	28	28	285	285	285	285	-	-
JENSEN QUALITY GROWTH
Value at beginning of period	19.85	19.70	17.78	13.55	12.01	12.21	11.00	8.59	12.17	11.43
Value at end of period	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00	8.59	12.17
Number of accumulation units outstanding at end of period	682	931	1,961	3,416	4,369	2,602	2,602	3,252	1,733	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	20.86	21.57	19.86	14.66	13.42	14.07	11.35	10.00
Value at end of period	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35

Appendix A-30

Number of accumulation units outstanding at end of period	19,115	15,302	19,962	1,618	953	226	552	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	15.86	16.61	15.72	11.50	10.28	10.64	8.62	5.84	9.29	11.30
Value at end of period	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62	5.84	9.29
Number of accumulation units outstanding at end of period	248	250	289	74	704	761	964	1,100	-	-
MFS GROWTH
Value at beginning of period	19.38	18.18	16.83	12.40	10.64	10.76	9.57	7.74	12.26	10.75
Value at end of period	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57	7.74	12.26
Number of accumulation units outstanding at end of period	47	47	47	-	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.66	17.19	15.01	11.66	10.30	10.52	9.68	6.77	12.57	11.10
Value at end of period	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68	6.77	12.57
Number of accumulation units outstanding at end of period	11,702	14,909	11,515	6,520	5,154	8,091	7,088	6,908	5,042	-
OPPENHEIMER GLOBAL
Value at beginning of period	17.61	17.02	16.75	13.27	11.04	12.15	10.55	7.61	12.97	12.29
Value at end of period	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55	7.61	12.97
Number of accumulation units outstanding at end of period	20,053	18,629	48,539	71,867	53,266	61,042	44,979	31,521	14,712	-
PIMCO TOTAL RETURN
Value at beginning of period	16.27	16.27	15.65	16.07	14.66	14.17	13.11	11.60	11.15	10.29
Value at end of period	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11	11.60	11.15
Number of accumulation units outstanding at end of period	28,053	34,594	49,579	38,840	29,903	27,063	25,285	29,890	17,414	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	18.87	18.91	16.85	13.13	12.00	11.39	9.60	8.47	12.23	12.22
Value at end of period	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60	8.47	12.23
Number of accumulation units outstanding at end of period	4,532	1,371	11,130	7,586	3,825	4,570	6,448	4,133	362	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.56	15.49	15.30	14.44	12.62	12.31	10.96	7.42	10.00
Value at end of period	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	18,912	17,818	22,587	5,618	501	427	59	396	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.77	9.62	11.19	9.10	7.50	9.59	8.14	5.23	10.00
Value at end of period	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	49,531	63,303	97,374	891	9,774	15,186	5,808	1,375	-
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	16.78	17.41	18.27	12.69	11.08	11.15	9.03	6.86	11.72	10.49
Value at end of period	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03	6.86	11.72
Number of accumulation units outstanding at end of period	52,597	59,664	51,648	25,964	19,805	23,785	24,724	19,399	5,792	-
ROYCE TOTAL RETURN
Value at beginning of period	14.16	15.38	15.30	11.62	10.23	10.49	8.56	6.83	10.00
Value at end of period	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	9,922	15,311	21,941	12,525	1,073	2,022	1,707	1,282	-
VICTORY RS SELECT GROWTH
Value at beginning of period	21.36	21.54	21.39	15.60	13.21	12.60	9.62	6.56	11.98	10.59
Value at end of period	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62	6.56	11.98
Number of accumulation units outstanding at end of period	88	254	3,485	5,141	3,741	2,123	1,368	878	510	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	22.84	22.92	21.05	14.17	12.41	12.76	10.04	6.83	12.61	11.12
Value at end of period	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04	6.83	12.61
Number of accumulation units outstanding at end of period	412	412	44	541	663	663	663	663	576	-

Appendix A-31

INVESTMENT DIVISION (0.40)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER MID CAP GROWTH
Value at beginning of period	12.98	10.00
Value at end of period	13.06	12.98
Number of accumulation units outstanding at end of period	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	12.12	10.00
Value at end of period	14.42	12.12
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	13.86	13.25	12.21	10.00
Value at end of period	14.92	13.86	13.25	12.21
Number of accumulation units outstanding at end of period	-	-	-	147
ARTISAN INTERNATIONAL
Value at beginning of period	11.00	11.49	11.65	10.00
Value at end of period	9.90	11.00	11.49	11.65
Number of accumulation units outstanding at end of period	-	-	-	192
COLUMBIA MID CAP VALUE
Value at beginning of period	12.74	13.53	12.15	10.00
Value at end of period	14.43	12.74	13.53	12.15
Number of accumulation units outstanding at end of period	-	-	-	202
DAVIS NEW YORK VENTURE
Value at beginning of period	13.01	10.00
Value at end of period	14.51	13.01
Number of accumulation units outstanding at end of period	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	12.01	10.00
Value at end of period	13.10	12.01
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	13.45	10.00
Value at end of period	14.47	13.45
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP GROWTH
Value at beginning of period	14.93	13.99	12.62	10.00
Value at end of period	14.99	14.93	13.99	12.62
Number of accumulation units outstanding at end of period	-	-	-	1
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	12.52	12.66	11.75	10.00
Value at end of period	13.81	12.52	12.66	11.75
Number of accumulation units outstanding at end of period	-	-	-	1,474
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	12.72	13.60	12.67	10.00
Value at end of period	14.33	12.72	13.60	12.67
Number of accumulation units outstanding at end of period	-	-	-	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	10.15	10.16	9.65	10.00
Value at end of period	10.30	10.15	10.16	9.65
Number of accumulation units outstanding at end of period	-	-	-	204

Appendix A-32

GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	10.65	10.81	10.34	10.00
Value at end of period	11.25	10.65	10.81	10.34
Number of accumulation units outstanding at end of period	-	-	-	1,487
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.89	9.93	9.97	10.00
Value at end of period	9.85	9.89	9.93	9.97
Number of accumulation units outstanding at end of period	-	-	-	3
GREAT-WEST LIFETIME 2015
Value at beginning of period	10.80	10.00
Value at end of period	10.39	10.80
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	11.20	10.00
Value at end of period	10.46	11.20
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	11.64	10.00
Value at end of period	10.55	11.64
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	11.71	10.00
Value at end of period	10.59	11.71
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	11.62	10.00
Value at end of period	10.58	11.62
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	9.84	10.57	10.26	10.00
Value at end of period	10.91	9.84	10.57	10.26
Number of accumulation units outstanding at end of period	-	-	-	5
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	12.32	10.00
Value at end of period	15.44	12.32
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	12.21	10.00
Value at end of period	12.63	12.21
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	11.43	11.58	10.93	10.00
Value at end of period	12.31	11.43	11.58	10.93
Number of accumulation units outstanding at end of period	-	-	-	8
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	11.78	11.92	11.20	10.00
Value at end of period	12.80	11.78	11.92	11.20
Number of accumulation units outstanding at end of period	-	-	-	2,425
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I

Appendix A-33

Value at beginning of period	11.03	10.00
Value at end of period	11.78	11.03
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	13.06	13.45	12.84	10.00
Value at end of period	16.35	13.06	13.45	12.84
Number of accumulation units outstanding at end of period	-	-	-	291
GREAT-WEST STOCK INDEX
Value at beginning of period	13.29	13.27	11.81	10.00
Value at end of period	14.83	13.29	13.27	11.81
Number of accumulation units outstanding at end of period	-	-	-	647
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	11.56	10.00
Value at end of period	13.67	11.56
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	14.65	10.00
Value at end of period	15.49	14.65
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	10.27	10.23	9.74	10.00
Value at end of period	10.36	10.27	10.23	9.74
Number of accumulation units outstanding at end of period	-	-	-	337
INVESCO AMERICAN VALUE
Value at beginning of period	11.83	13.08	12.03	10.00
Value at end of period	13.60	11.83	13.08	12.03
Number of accumulation units outstanding at end of period	-	-	-	94
INVESCO COMSTOCK
Value at beginning of period	12.12	12.97	11.96	10.00
Value at end of period	14.19	12.12	12.97	11.96
Number of accumulation units outstanding at end of period	-	-	-	374
INVESCO SMALL CAP GROWTH
Value at beginning of period	13.30	10.00
Value at end of period	14.74	13.30
Number of accumulation units outstanding at end of period	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	12.74	10.00
Value at end of period	14.77	12.74
Number of accumulation units outstanding at end of period	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	12.56	10.00
Value at end of period	14.47	12.56
Number of accumulation units outstanding at end of period	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	14.05	13.67	11.93	10.00
Value at end of period	13.67	14.05	13.67	11.93
Number of accumulation units outstanding at end of period	-	-	-	39
OPPENHEIMER GLOBAL
Value at beginning of period	12.30	11.89	11.69	10.00

Appendix A-34

Value at end of period	12.27	12.30	11.89	11.69
Number of accumulation units outstanding at end of period	-	-	-	439
PIMCO TOTAL RETURN
Value at beginning of period	10.02	10.01	9.62	10.00
Value at end of period	10.21	10.02	10.01	9.62
Number of accumulation units outstanding at end of period	-	-	-	174
PIONEER EQUITY INCOME VCT
Value at beginning of period	12.72	10.00
Value at end of period	15.15	12.72
Number of accumulation units outstanding at end of period	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	9.76	10.00
Value at end of period	11.18	9.76
Number of accumulation units outstanding at end of period	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.15	9.99	11.61	10.00
Value at end of period	9.79	10.15	9.99	11.61
Number of accumulation units outstanding at end of period	-	-	-	177
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	12.39	12.85	13.47	10.00
Value at end of period	13.47	12.39	12.85	13.47
Number of accumulation units outstanding at end of period	-	-	-	-
ROYCE TOTAL RETURN
Value at beginning of period	11.19	10.00
Value at end of period	13.98	11.19
Number of accumulation units outstanding at end of period	-	-
INVESTMENT DIVISION (0.25)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	18.14	17.92	16.42	14.28	13.47	13.50	12.27	9.52	13.98	12.47
Value at end of period	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27	9.52	13.98
Number of accumulation units outstanding at end of period	1,764	1,538	2,230	-	2,024	2,094	4,711	9,426	8,798	9,556
ALGER MID CAP GROWTH
Value at beginning of period	24.19	24.63	22.86	16.87	14.56	15.91	13.36	8.83	21.25	16.19
Value at end of period	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36	8.83	21.25
Number of accumulation units outstanding at end of period	1,070	2,765	5,958	1,851	13,703	23,336	25,014	56,581	42,164	50,683
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	24.04	23.95	21.35	17.92	16.11	15.59	13.80	12.32	15.45	15.22
Value at end of period	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80	12.32	15.45
Number of accumulation units outstanding at end of period	38,042	32,776	4,042	20,834	31,056	27,074	55,962	80,498	56,104	46,311
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.80	17.94	16.51	12.41	10.35	10.94	9.79	7.32	12.08	10.95
Value at end of period	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79	7.32	12.08
Number of accumulation units outstanding at end of period	12,882	18,751	25,635	9,452	24,702	30,720	28,852	47,825	96,782	6,982
ARTISAN INTERNATIONAL
Value at beginning of period	25.70	26.79	27.12	21.72	17.37	18.77	17.77	12.75	24.09	20.17
Value at end of period	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77	12.75	24.09
Number of accumulation units outstanding at end of period	17,200	24,070	13,623	9,977	50,500	26,310	57,489	118,106	93,069	46,954
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.74	16.39	14.46	10.50	9.08	9.41	8.79	6.22	13.79	14.71

Appendix A-35

Value at end of period	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79	6.22	13.79
Number of accumulation units outstanding at end of period	956	956	956	-	-	440	2,210	9,270	12,851	11,700
COLUMBIA MID CAP VALUE
Value at beginning of period	15.23	16.14	14.48	10.78	9.29	9.76	7.98	6.06	10.00
Value at end of period	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	478	8,343	15,364	7,558	641	76,251	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	15.20	14.85	14.41	10.77	9.61	10.15	9.11	6.94	11.64	11.15
Value at end of period	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11	6.94	11.64
Number of accumulation units outstanding at end of period	207	-	-	-	6,213	14,469	23,381	52,260	82,721	22,902
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	19.06	20.21	18.77	14.45	13.18	13.94	12.42	10.91	15.40	13.95
Value at end of period	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42	10.91	15.40
Number of accumulation units outstanding at end of period	2,603	2,560	2,208	4,432	9,865	10,110	17,047	31,035	55,452	22,833
FIDELITY VIP CONTRAFUND
Value at beginning of period	30.73	30.60	27.40	20.92	18.02	18.53	15.85	11.71	20.42	17.41
Value at end of period	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85	11.71	20.42
Number of accumulation units outstanding at end of period	24,420	25,716	13,719	9,871	40,814	43,780	66,157	112,757	94,482	86,629
FIDELITY VIP GROWTH
Value at beginning of period	25.83	24.16	21.76	16.00	13.99	14.00	11.30	8.83	16.75	13.23
Value at end of period	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30	8.83	16.75
Number of accumulation units outstanding at end of period	32,889	35,195	51,248	7,687	32,874	46,327	81,944	199,121	231,981	291,162
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	25.18	25.43	23.57	18.34	15.79	16.56	14.37	10.83	18.10	16.94
Value at end of period	27.81	25.18	25.43	23.57	18.34	15.79	16.56	14.37	10.83	18.10
Number of accumulation units outstanding at end of period	40,209	37,699	43,971	7,993	21,506	59,901	98,535	139,592	153,297	98,170
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	27.50	29.36	27.30	18.55	15.47	16.65	13.96	8.57	14.45	14.66
Value at end of period	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96	8.57	14.45
Number of accumulation units outstanding at end of period	33,492	38,767	23,456	11,030	21,709	43,607	67,955	206,946	181,666	190,154
GREAT-WEST BOND INDEX
Value at beginning of period	15.53	15.54	14.73	15.14	14.61	13.66	12.86	12.15	11.44	10.75
Value at end of period	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86	12.15	11.44
Number of accumulation units outstanding at end of period	34,122	66,148	60,891	60,140	85,752	111,206	104,214	203,003	165,154	87,319
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	17.75	18.00	17.19	16.03	14.74	14.62	13.48	11.22	13.05	12.39
Value at end of period	18.80	17.75	18.00	17.19	16.03	14.74	14.62	13.48	11.22	13.05
Number of accumulation units outstanding at end of period	4,699	4,977	5,324	2,965	10,269	22,212	25,117	27,744	21,583	14,813
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.26	11.28	11.31	11.34	11.37	11.40	11.43	11.45	11.27	10.79
Value at end of period	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43	11.45	11.27
Number of accumulation units outstanding at end of period	17,007	7,108	21,655	267	44,619	117,639	67,578	331,348	346,698	394,031
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.56	16.80	15.88	14.61	13.09	12.93	11.62	10.00
Value at end of period	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	12,395	11,245	593	537	742	1,560	2,095	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	18.02	18.33	17.30	15.14	13.32	13.49	11.94	10.00
Value at end of period	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94

Appendix A-36

Number of accumulation units outstanding at end of period	9,546	8,522	5,791	307	1,971	1,345	14,524	133
GREAT-WEST LIFETIME 2035
Value at beginning of period	19.47	19.85	18.72	15.54	13.45	13.93	12.18	10.00
Value at end of period	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	16,150	5,695	3,290	285	5,070	112	4,113	3,715
GREAT-WEST LIFETIME 2045
Value at beginning of period	19.72	20.16	19.09	15.62	13.45	14.06	12.25	10.00
Value at end of period	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	23,987	6,621	3,794	619	3,606	2,815	741	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.53	20.00	19.06	15.61	13.42	14.09	12.29	10.00
Value at end of period	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	15,331	3,836	4,054	7	201	2,378	92	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	22.55	24.19	23.44	21.75	18.79	18.04	16.04	11.61	14.88	13.80
Value at end of period	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04	11.61	14.88
Number of accumulation units outstanding at end of period	19,674	13,103	11,487	8,080	14,418	19,310	42,541	101,170	114,851	124,016
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	30.31	31.47	30.09	22.37	19.34	19.79	16.00	12.55	18.68	18.14
Value at end of period	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00	12.55	18.68
Number of accumulation units outstanding at end of period	3,445	3,528	1,437	2,091	11,485	19,968	26,562	63,163	85,779	50,195
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	25.03	23.57	23.40	18.33	15.68	16.02	14.70	11.18	24.24	22.86
Value at end of period	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70	11.18	24.24
Number of accumulation units outstanding at end of period	45,772	43,212	8,212	6,583	9,382	21,497	49,879	90,733	107,833	106,679
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	21.82	22.08	20.80	17.95	16.03	16.28	14.63	11.79	15.41	14.42
Value at end of period	23.55	21.82	22.08	20.80	17.95	16.03	16.28	14.63	11.79	15.41
Number of accumulation units outstanding at end of period	66,462	45,969	58,902	8,759	85,879	159,451	278,694	382,424	342,520	325,854
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	23.41	23.65	22.19	18.48	16.26	16.67	14.77	11.51	16.55	15.47
Value at end of period	25.48	23.41	23.65	22.19	18.48	16.26	16.67	14.77	11.51	16.55
Number of accumulation units outstanding at end of period	82,087	70,575	119,977	24,128	88,042	179,973	216,814	333,328	279,681	261,542
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	20.13	20.37	19.33	17.33	15.71	15.76	14.36	11.79	14.44	13.60
Value at end of period	21.52	20.13	20.37	19.33	17.33	15.71	15.76	14.36	11.79	14.44
Number of accumulation units outstanding at end of period	19,867	13,001	6,433	1,814	28,023	42,415	57,363	96,488	105,708	64,881
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	31.63	32.53	31.00	22.11	19.14	19.12	15.25	12.23	17.86	18.06
Value at end of period	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25	12.23	17.86
Number of accumulation units outstanding at end of period	13,179	13,140	11,316	4,688	31,054	23,261	36,535	92,686	99,562	80,537
GREAT-WEST STOCK INDEX
Value at beginning of period	24.55	24.47	21.76	16.56	14.37	14.24	12.36	9.77	15.62	14.90
Value at end of period	27.43	24.55	24.47	21.76	16.56	14.37	14.24	12.36	9.77	15.62
Number of accumulation units outstanding at end of period	42,489	60,266	59,200	21,714	114,516	166,777	260,787	640,775	721,806	708,144
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	22.10	23.80	22.22	17.13	14.65	14.82	12.91	10.34	16.24	15.77
Value at end of period	26.18	22.10	23.80	22.22	17.13	14.65	14.82	12.91	10.34	16.24
Number of accumulation units outstanding at end of period	13,455	12,892	14,848	11,559	41,287	50,435	87,524	207,541	161,308	223,399

Appendix A-37

GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	38.10	35.86	31.87	23.43	20.66	21.07	16.56	11.46	19.27	16.53
Value at end of period	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56	11.46	19.27
Number of accumulation units outstanding at end of period	27,282	24,336	13,120	11,470	38,363	38,779	75,769	106,291	53,018	71,051
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	15.52	15.43	14.67	15.01	14.58	13.83	13.13	12.42	11.69	11.01
Value at end of period	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13	12.42	11.69
Number of accumulation units outstanding at end of period	35,567	16,999	14,047	1,714	59,186	19,807	63,881	193,514	181,287	166,214
INVESCO AMERICAN FRANCHISE
Value at beginning of period	21.49	20.53	19.00	13.63	12.08	13.00	11.13	8.93	14.45	12.54
Value at end of period	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13	8.93	14.45
Number of accumulation units outstanding at end of period	204	128	292	-	1,067	1,297	1,433	2,640	3,101	3,538
INVESCO AMERICAN VALUE
Value at beginning of period	15.97	17.63	16.19	12.14	10.43	10.42	8.59	6.20	10.00
Value at end of period	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	8,751	10,716	8,829	17,485	95,344	34,725	65,359	17,467	67
INVESCO COMSTOCK
Value at beginning of period	16.22	17.33	15.96	11.86	10.03	10.28	8.94	6.94	10.88	11.14
Value at end of period	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94	6.94	10.88
Number of accumulation units outstanding at end of period	8,031	12,768	16,540	8,052	13,282	17,807	17,445	52,649	41,044	22,870
INVESCO MID CAP GROWTH
Value at beginning of period	27.86	27.59	25.63	18.68	16.59	17.39	14.12	9.91	18.77	16.75
Value at end of period	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12	9.91	18.77
Number of accumulation units outstanding at end of period	-	-	38	-	2,094	2,708	5,733	10,566	5,106	2,132
INVESCO SMALL CAP GROWTH
Value at beginning of period	30.80	31.46	29.29	20.99	17.78	18.05	14.33	10.68	17.49	15.74
Value at end of period	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33	10.68	17.49
Number of accumulation units outstanding at end of period	7,337	4,871	104	-	-	372	879	2,907	2,794	4,199
JANUS GLOBAL RESEARCH
Value at beginning of period	19.32	19.83	18.53	14.57	12.19	14.18	12.30	8.95	16.33	14.98
Value at end of period	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30	8.95	16.33
Number of accumulation units outstanding at end of period	421	299	417	-	1,436	1,918	4,191	7,907	6,944	7,311
JANUS TWENTY
Value at beginning of period	33.64	32.14	29.58	22.28	18.26	19.94	18.68	13.07	22.59	16.66
Value at end of period	34.87	33.64	32.14	29.58	22.28	18.26	19.94	18.68	13.07	22.59
Number of accumulation units outstanding at end of period	31	31	155	-	3,677	3,940	5,980	8,586	5,312	4,543
JENSEN QUALITY GROWTH
Value at beginning of period	21.29	21.10	19.00	14.45	12.79	12.97	11.66	9.09	12.86	12.04
Value at end of period	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66	9.09	12.86
Number of accumulation units outstanding at end of period	529	1,572	1,200	-	5,614	6,099	9,479	11,807	7,359	4,803
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	21.13	21.81	20.04	14.76	13.48	14.11	11.36	10.00
Value at end of period	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	8,239	3,898	1,645	44	1,022	3,075	3,775	5,103
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	16.16	16.89	15.96	11.65	10.39	10.74	8.68	5.87	9.31	11.32
Value at end of period	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68	5.87	9.31
Number of accumulation units outstanding at end of period	120	78	13	-	219	232	264	557	1,119	5,381
MFS GROWTH

Appendix A-38

Value at beginning of period	22.92	21.45	19.81	14.57	12.48	12.59	11.17	9.03	14.27	12.48
Value at end of period	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17	9.03	14.27
Number of accumulation units outstanding at end of period	1,307	833	797	1,285	2,973	-	14	14	14	154
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.78	21.15	18.43	14.30	12.61	12.84	11.79	8.23	15.26	13.45
Value at end of period	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79	8.23	15.26
Number of accumulation units outstanding at end of period	601	739	2,750	3,484	2,722	9,130	17,317	19,732	18,445	17,065
OPPENHEIMER GLOBAL
Value at beginning of period	23.41	22.59	22.19	17.54	14.57	15.99	13.86	9.98	16.97	16.05
Value at end of period	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86	9.98	16.97
Number of accumulation units outstanding at end of period	28,737	30,390	24,900	23,637	81,110	142,288	151,388	161,103	63,711	44,491
PIMCO TOTAL RETURN
Value at beginning of period	17.74	17.70	17.00	17.42	15.86	15.30	14.13	12.48	11.96	11.02
Value at end of period	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13	12.48	11.96
Number of accumulation units outstanding at end of period	34,871	60,395	26,935	25,379	56,423	53,414	120,852	183,414	118,510	78,161
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.89	25.90	23.03	17.92	16.33	15.48	13.02	11.46	16.52	16.47
Value at end of period	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02	11.46	16.52
Number of accumulation units outstanding at end of period	26,568	20,595	1,271	269	2,978	2,481	27,863	7,216	5,873	6,331
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	14.78	15.70	15.47	14.57	12.71	12.38	10.99	7.43	10.00
Value at end of period	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	12,000	16,918	11,556	4,578	7,250	4,206	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.92	9.75	11.32	9.19	7.56	9.64	8.16	5.24	10.00
Value at end of period	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	2,175	2,393	13,112	10,560	73,817	77,174	26,516	9,182	107
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	19.78	20.48	21.44	14.86	12.96	13.01	10.52	7.97	13.59	12.14
Value at end of period	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52	7.97	13.59
Number of accumulation units outstanding at end of period	2,312	4,949	8,547	5,571	18,933	22,397	37,134	69,900	57,961	59,528
ROYCE TOTAL RETURN
Value at beginning of period	14.37	15.59	15.47	11.73	10.31	10.54	8.59	6.84	10.00
Value at end of period	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	813	672	3,638	5,075	5,959	24,597	74,690	19,157	5,987
VICTORY RS SELECT GROWTH
Value at beginning of period	25.00	25.16	24.93	18.14	15.33	14.60	11.13	7.57	13.80	12.17
Value at end of period	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13	7.57	13.80
Number of accumulation units outstanding at end of period	3,445	3,403	716	380	1,853	1,435	1,947	2,291	1,178	1,805
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	32.05	32.10	29.42	19.77	17.27	17.73	13.92	9.45	17.42	15.32
Value at end of period	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92	9.45	17.42
Number of accumulation units outstanding at end of period	4,202	4,616	96	-	1,583	1,681	2,531	3,682	2,393	3,738
INVESTMENT DIVISION (0.00)	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER BALANCED
Value at beginning of period	20.04	19.75	18.05	15.65	14.74	14.73	13.35	10.33	15.14	13.47
Value at end of period	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35	10.33	15.14
Number of accumulation units outstanding at end of period	31,103	26,898	28,095	15,118	18,209	23,328	21,807	22,017	22,089	22,346
ALGER MID CAP GROWTH

Appendix A-39

Value at beginning of period	27.16	27.59	25.54	18.80	16.18	17.64	14.78	9.74	23.39	17.78
Value at end of period	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78	9.74	23.39
Number of accumulation units outstanding at end of period	89,556	117,534	126,293	154,168	154,786	154,992	150,784	207,526	120,085	111,057
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	34.80	34.59	30.76	25.75	23.09	22.29	19.68	17.53	21.93	21.54
Value at end of period	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68	17.53	21.93
Number of accumulation units outstanding at end of period	62,741	125,874	106,479	127,277	169,533	189,794	153,478	121,417	118,449	109,497
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	27.80	29.46	26.19	19.29	16.85	16.35	14.33	12.16	18.61	18.66
Value at end of period	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33	12.16	18.61
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	19.25	18.32	16.82	12.61	10.49	11.06	9.88	7.36	12.12	10.96
Value at end of period	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88	7.36	12.12
Number of accumulation units outstanding at end of period	160,493	158,529	262,041	236,113	172,093	190,788	212,991	142,398	245,288	39,577
ARTISAN INTERNATIONAL
Value at beginning of period	16.86	17.53	17.70	14.14	11.28	12.16	11.48	8.22	15.49	12.94
Value at end of period	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48	8.22	15.49
Number of accumulation units outstanding at end of period	236,969	363,532	532,098	524,152	800,931	535,350	468,426	485,934	386,360	187,254
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.08	17.74	15.61	11.30	9.75	10.08	9.39	6.63	14.66	15.61
Value at end of period	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39	6.63	14.66
Number of accumulation units outstanding at end of period	7,340	12,197	13,224	19,038	27,606	31,556	39,831	41,610	52,426	62,807
COLUMBIA MID CAP VALUE
Value at beginning of period	15.52	16.41	14.69	10.90	9.37	9.82	8.01	6.07	10.00
Value at end of period	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	183,203	204,789	391,557	99,966	63,759	440,669	170,175	127,529	78,162
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	26.30	26.03	23.65	20.01	17.71	17.85	15.77	12.70	17.71	16.23
Value at end of period	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77	12.70	17.71
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	16.01	15.60	14.68	10.94	9.74	10.26	9.18	6.98	11.68	11.16
Value at end of period	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18	6.98	11.68
Number of accumulation units outstanding at end of period	98,078	98,164	95,652	112,322	142,690	175,600	187,959	203,149	214,968	43,329
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.95	18.98	17.58	13.51	12.29	12.97	11.52	10.09	14.21	12.85
Value at end of period	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52	10.09	14.21
Number of accumulation units outstanding at end of period	28,883	44,146	81,092	180,137	78,533	92,802	120,279	111,412	180,062	109,714
FIDELITY VIP CONTRAFUND
Value at beginning of period	37.82	37.56	33.56	25.56	21.96	22.52	19.22	14.16	24.63	20.95
Value at end of period	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22	14.16	24.63
Number of accumulation units outstanding at end of period	290,286	368,333	381,439	416,080	457,790	484,539	453,528	404,861	202,272	151,210
FIDELITY VIP GROWTH
Value at beginning of period	26.59	24.81	22.29	16.35	14.26	14.23	11.46	8.93	16.91	13.31
Value at end of period	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46	8.93	16.91
Number of accumulation units outstanding at end of period	249,456	354,610	425,727	472,459	580,391	605,656	597,525	552,092	838,609	775,813
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	34.44	35.13	32.67	23.57	21.28	22.38	17.42	12.17	21.17	18.96

Appendix A-40

Value at end of period	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42	12.17	21.17
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
GREAT-WEST AGGRESSIVE PROFILE I
Value at beginning of period	29.54	29.76	27.52	21.36	18.34	19.19	16.61	12.49	20.82	19.44
Value at end of period	32.72	29.54	29.76	27.52	21.36	18.34	19.19	16.61	12.49	20.82
Number of accumulation units outstanding at end of period	1,943,517	1,916,701	2,217,320	2,179,653	2,212,402	2,569,679	2,490,071	5,775,731	5,555,723	5,234,106
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	48.63	51.79	48.04	32.56	27.08	29.08	24.33	14.89	25.04	25.35
Value at end of period	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33	14.89	25.04
Number of accumulation units outstanding at end of period	151,939	249,826	234,116	303,813	238,143	285,556	259,320	255,431	218,434	189,993
GREAT-WEST BOND INDEX
Value at beginning of period	21.94	21.89	20.70	21.23	20.43	19.06	17.90	16.86	15.84	14.84
Value at end of period	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90	16.86	15.84
Number of accumulation units outstanding at end of period	293,270	313,216	433,085	465,642	588,028	486,855	374,426	389,215	384,832	310,746
GREAT-WEST CONSERVATIVE PROFILE I
Value at beginning of period	24.00	24.27	23.13	21.50	19.72	19.52	17.95	14.91	17.29	16.38
Value at end of period	25.48	24.00	24.27	23.13	21.50	19.72	19.52	17.95	14.91	17.29
Number of accumulation units outstanding at end of period	1,082,833	1,050,052	1,322,409	1,177,459	1,143,840	1,146,602	952,696	2,458,474	2,433,064	2,153,179
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	13.75	13.13
Value at end of period	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	13.75
Number of accumulation units outstanding at end of period	763,546	805,675	885,579	812,661	888,871	950,011	965,594	747,833	749,998	572,328
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.84	17.04	16.07	14.74	13.17	12.98	11.63	10.00
Value at end of period	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	73,088	87,393	101,603	228,636	234,145	281,767	218,699	1,460
GREAT-WEST LIFETIME 2025
Value at beginning of period	18.33	18.59	17.50	15.28	13.41	13.55	11.96	10.00
Value at end of period	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	73,502	84,917	92,664	100,508	125,283	143,567	80,072	20,446
GREAT-WEST LIFETIME 2035
Value at beginning of period	19.80	20.13	18.93	15.68	13.54	13.98	12.20	10.00
Value at end of period	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	97,703	90,978	101,765	247,569	286,509	255,899	224,236	25
GREAT-WEST LIFETIME 2045
Value at beginning of period	20.05	20.45	19.31	15.76	13.54	14.11	12.27	10.00
Value at end of period	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	28,895	46,216	54,346	265,603	276,323	251,767	235,999	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	19.85	20.29	19.28	15.75	13.51	14.15	12.31	10.00
Value at end of period	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	24,405	27,452	36,986	105,919	87,020	74,983	69,053	-
GREAT-WEST LOOMIS SAYLES BOND
Value at beginning of period	35.75	38.25	36.98	34.22	29.49	28.24	25.05	18.09	23.12	21.39
Value at end of period	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05	18.09	23.12
Number of accumulation units outstanding at end of period	733,079	761,359	778,261	808,271	838,452	773,554	985,189	2,083,927	2,087,523	2,044,614
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	40.47	41.93	39.98	29.64	25.57	26.10	21.05	16.47	24.45	23.69
Value at end of period	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05	16.47	24.45

Appendix A-41

Number of accumulation units outstanding at end of period	45,836	60,940	62,762	85,972	96,491	132,327	119,820	88,847	144,042	79,815
GREAT-WEST MFS INTERNATIONAL VALUE
Value at beginning of period	24.18	22.71	22.49	17.57	14.99	15.28	13.99	10.61	22.95	21.60
Value at end of period	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99	10.61	22.95
Number of accumulation units outstanding at end of period	339,224	474,270	274,057	357,848	313,022	309,781	256,851	247,218	233,775	331,145
GREAT-WEST MODERATE PROFILE I
Value at beginning of period	28.03	28.29	26.59	22.89	20.39	20.65	18.52	14.88	19.40	18.11
Value at end of period	30.32	28.03	28.29	26.59	22.89	20.39	20.65	18.52	14.88	19.40
Number of accumulation units outstanding at end of period	3,432,643	3,584,804	5,120,439	4,229,653	4,475,083	6,540,401	6,320,221	13,202,113	13,198,087	12,593,069
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	29.37	29.60	27.71	23.01	20.21	20.65	18.25	14.20	20.35	18.97
Value at end of period	32.05	29.37	29.60	27.71	23.01	20.21	20.65	18.25	14.20	20.35
Number of accumulation units outstanding at end of period	3,505,287	3,588,976	4,193,607	4,147,936	4,385,770	4,932,318	4,810,964	12,903,689	12,814,095	12,169,255
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	25.09	25.32	23.98	21.44	19.39	19.40	17.63	14.44	17.64	16.58
Value at end of period	26.89	25.09	25.32	23.98	21.44	19.39	19.40	17.63	14.44	17.64
Number of accumulation units outstanding at end of period	1,148,875	1,195,580	2,600,310	2,171,359	1,980,130	1,807,771	1,622,405	3,349,417	3,319,966	3,082,208
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	38.77	39.78	37.81	26.90	23.22	23.14	18.41	14.73	21.46	21.64
Value at end of period	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41	14.73	21.46
Number of accumulation units outstanding at end of period	104,271	123,408	123,695	113,687	296,162	271,030	268,224	229,236	251,114	233,203
GREAT-WEST STOCK INDEX
Value at beginning of period	24.35	24.21	21.47	16.30	14.11	13.94	12.08	9.53	15.19	14.44
Value at end of period	27.27	24.35	24.21	21.47	16.30	14.11	13.94	12.08	9.53	15.19
Number of accumulation units outstanding at end of period	810,746	1,035,265	1,245,925	1,511,244	2,151,082	2,083,962	2,161,331	1,981,911	1,950,115	1,617,768
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	26.95	28.94	26.95	20.73	17.69	17.85	15.51	12.39	19.41	18.80
Value at end of period	32.00	26.95	28.94	26.95	20.73	17.69	17.85	15.51	12.39	19.41
Number of accumulation units outstanding at end of period	180,990	265,035	286,302	376,906	434,846	479,304	503,254	406,387	348,305	355,484
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	59.23	55.60	49.30	36.16	31.80	32.35	25.36	17.51	29.36	25.12
Value at end of period	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36	17.51	29.36
Number of accumulation units outstanding at end of period	857,587	916,978	896,086	925,996	925,208	943,850	1,137,581	2,660,398	2,722,503	2,764,946
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	22.28	22.11	20.97	21.40	20.73	19.61	18.58	17.52	16.46	15.46
Value at end of period	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58	17.52	16.46
Number of accumulation units outstanding at end of period	223,351	243,551	328,004	388,197	485,530	415,229	478,764	360,533	362,740	276,535
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.34	11.76	10.85	7.77	6.86	7.37	6.29	5.04	8.13	7.04
Value at end of period	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29	5.04	8.13
Number of accumulation units outstanding at end of period	12,371	16,616	17,673	13,497	14,072	29,522	15,120	12,895	7,794	7,073
INVESCO AMERICAN VALUE
Value at beginning of period	16.27	17.92	16.42	12.28	10.52	10.48	8.63	6.21	10.00
Value at end of period	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	21,734	140,307	122,235	137,144	575,438	182,982	258,010	77,005	13,324
INVESCO COMSTOCK
Value at beginning of period	16.61	17.70	16.26	12.05	10.17	10.39	9.01	6.98	10.92	11.15
Value at end of period	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01	6.98	10.92
Number of accumulation units outstanding at end of period	78,909	143,897	201,066	131,859	72,708	85,581	65,285	40,417	39,712	27,242

Appendix A-42

INVESCO MID CAP GROWTH
Value at beginning of period	12.95	12.79	11.85	8.62	7.63	7.98	6.47	4.53	8.55	7.61
Value at end of period	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47	4.53	8.55
Number of accumulation units outstanding at end of period	6,261	10,133	14,789	33,155	23,122	23,900	15,825	19,630	22,604	17,436
INVESCO SMALL CAP GROWTH
Value at beginning of period	27.54	28.06	26.06	18.63	15.74	15.94	12.62	9.38	15.33	13.76
Value at end of period	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62	9.38	15.33
Number of accumulation units outstanding at end of period	15,833	17,707	16,939	18,796	17,391	18,340	13,043	3,116	5,232	6,800
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	23.93	24.49	22.79	17.74	14.77	17.13	14.83	10.74	19.41	17.70
Value at end of period	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83	10.74	19.41
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	-	-
JANUS FUND
Value at beginning of period	29.15	27.70	24.57	18.95	16.08	17.10	15.35	11.20	18.61	16.15
Value at end of period	29.29	29.15	27.70	24.57	18.95	16.08	17.10	15.35	11.20	18.61
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	-	-
JANUS GLOBAL RESEARCH
Value at beginning of period	9.87	10.10	9.42	7.39	6.16	7.15	6.19	4.49	8.17	7.48
Value at end of period	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19	4.49	8.17
Number of accumulation units outstanding at end of period	9,936	10,915	12,275	16,259	16,181	24,134	20,277	22,102	33,916	26,254
JANUS TWENTY
Value at beginning of period	14.97	14.26	13.09	9.84	8.04	8.76	8.19	5.71	9.85	7.24
Value at end of period	15.55	14.97	14.26	13.09	9.84	8.04	8.76	8.19	5.71	9.85
Number of accumulation units outstanding at end of period	17,154	21,163	24,871	33,143	32,080	41,275	39,795	51,454	59,483	58,344
JENSEN QUALITY GROWTH
Value at beginning of period	21.63	21.38	19.20	14.57	12.86	13.01	11.67	9.07	12.80	11.96
Value at end of period	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67	9.07	12.80
Number of accumulation units outstanding at end of period	8,740	10,253	11,829	17,432	17,405	18,751	17,007	23,062	27,882	24,957
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	21.47	22.10	20.26	14.88	13.56	14.16	11.37	10.00
Value at end of period	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	25,375	25,025	18,720	20,480	19,026	24,502	22,002	9,607
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	16.54	17.25	16.26	11.83	10.53	10.86	8.75	5.90	9.35	11.32
Value at end of period	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75	5.90	9.35
Number of accumulation units outstanding at end of period	3	13	154	315	1,192	4,814	6,098	7,902	28,930	14,996
MFS GROWTH
Value at beginning of period	21.90	20.45	18.84	13.83	11.81	11.89	10.52	8.48	13.37	11.67
Value at end of period	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52	8.48	13.37
Number of accumulation units outstanding at end of period	2,956	2,969	5,901	5,901	5,911	5,911	5,984	5,925	6,282	513
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.36	19.72	17.14	13.26	11.67	11.85	10.86	7.56	13.98	12.29
Value at end of period	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86	7.56	13.98
Number of accumulation units outstanding at end of period	21,483	30,549	33,872	36,575	40,360	46,833	36,402	53,130	32,576	64,190
OPPENHEIMER GLOBAL
Value at beginning of period	24.09	23.19	22.72	17.92	14.84	16.25	14.05	10.09	17.12	16.15
Value at end of period	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05	10.09	17.12
Number of accumulation units outstanding at end of period	127,689	187,904	240,900	399,053	453,099	540,675	377,915	210,831	152,246	94,680
PIMCO TOTAL RETURN

Appendix A-43

Value at beginning of period	20.78	20.68	19.81	20.25	18.39	17.70	16.30	14.36	13.73	12.62
Value at end of period	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30	14.36	13.73
Number of accumulation units outstanding at end of period	498,573	641,492	708,520	733,274	490,958	475,113	426,702	294,741	129,149	116,492
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.64	25.58	22.69	17.61	16.01	15.14	12.70	11.15	16.04	15.95
Value at end of period	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70	11.15	16.04
Number of accumulation units outstanding at end of period	34,778	31,885	26,819	20,256	20,447	29,859	49,789	12,985	18,027	14,469
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	15.06	15.96	15.69	14.74	12.83	12.46	11.04	7.44	10.00
Value at end of period	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	127,575	114,871	130,914	67,376	68,473	42,038	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.11	9.91	11.47	9.29	7.62	9.70	8.20	5.24	10.00
Value at end of period	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20	5.24
Number of accumulation units outstanding at end of period	124,393	68,093	161,995	218,674	276,517	289,898	138,526	64,068	6,149
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK
Value at beginning of period	20.31	20.98	21.91	15.15	13.18	13.20	10.64	8.04	13.68	12.19
Value at end of period	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64	8.04	13.68
Number of accumulation units outstanding at end of period	60,334	96,740	130,689	176,910	204,248	241,357	177,488	159,649	114,746	76,465
ROYCE TOTAL RETURN
Value at beginning of period	14.65	15.84	15.69	11.87	10.40	10.61	8.62	6.85	10.00
Value at end of period	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	81,640	50,882	52,245	187,291	168,454	182,441	278,465	56,926	4,742
VICTORY RS SELECT GROWTH
Value at beginning of period	25.73	25.83	25.53	18.53	15.62	14.84	11.28	7.65	13.92	12.24
Value at end of period	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28	7.65	13.92
Number of accumulation units outstanding at end of period	749	1,213	1,370	1,913	3,868	2,977	2,648	2,319	2,882	2,633
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	13.14	13.13	12.00	8.04	7.01	7.18	5.62	3.81	7.00	6.14
Value at end of period	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62	3.81	7.00
Number of accumulation units outstanding at end of period	6,550	11,008	10,999	15,583	15,719	17,926	16,307	16,419	19,017	23,819

Appendix A-44

APPENDIX B

CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus

(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus

(iii)

a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c)

is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Contract Schedule of Terms and Fees.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

B-1

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 537-2033 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2017, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2017

TABLE OF CONTENTS

Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITER	3
FINANCIAL STATEMENTS	3

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.	Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great-West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Contracts are affected solely by the investment results of the Series Account.

3

Great-West Life & Annuity Insurance
Company (a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2016 and 2015 and
Related Statements of Income, Comprehensive Income (Loss),
Stockholder’s Equity and Cash Flows for Each of the Three Years in the
Period Ended December 31, 2016 and Report of Independent Registered
Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 1, 2017

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,672,727 and $20,007,462)	$22,153,703	$20,531,627
Fixed maturities, held-for-trading, at fair value (amortized cost of $519,495 and $612,899)	514,738	615,839
Mortgage loans on real estate (net of valuation allowances of $2,882 and $2,890)	3,558,826	3,247,704
Policy loans	4,019,648	4,092,661
Short-term investments (amortized cost of $303,988 and $267,026)	303,988	267,026
Limited partnership and other corporation interests	34,895	40,980
Other investments	15,052	15,189

Total investments	30,600,850	28,811,026
Other assets:
Cash	18,321	34,362
Reinsurance recoverable	598,864	604,946
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	486,690	414,143
Investment income due and accrued	287,681	283,183
Due from parent and affiliates	81,995	62,596
Goodwill	137,683	137,683
Other intangible assets	20,087	23,819
Other assets	1,021,210	874,918
Assets of discontinued operations	17,652	21,910
Separate account assets	27,037,765	26,631,193

Total assets	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$28,872,899	$27,110,981
Policy and contract claims	372,259	354,899
Policyholders’ funds	285,554	299,577
Provision for policyholders’ dividends	49,521	55,481
Undistributed earnings on participating business	15,573	17,024

Total policy benefit liabilities	29,595,806	27,837,962
General liabilities:
Due to parent and affiliates	537,990	540,310
Commercial paper	99,049	93,371
Deferred income tax liabilities, net	191,911	137,116
Other liabilities	816,304	755,651
Liabilities of discontinued operations	17,652	21,910
Separate account liabilities	27,037,765	26,631,193

Total liabilities	58,296,477	56,017,513

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,292,708 and 7,232,986 shares issued and outstanding	7,293	7,233
Additional paid-in capital	863,031	840,874
Accumulated other comprehensive income	235,875	233,438
Retained earnings	906,122	800,721

Total stockholder’s equity	2,012,321	1,882,266

Total liabilities and stockholder’s equity	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Premium income	$465,349	$445,550	$446,395
Fee income	956,817	944,526	729,179
Other revenue	12,261	13,563	7,506
Net investment income	1,276,559	1,254,430	1,228,388
Realized investment gains (losses), net:
Total other-than-temporary losses	(4,963)	(1,044)	(4,334)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	(78)	—
Other realized investment gains (losses), net	97,845	84,832	151,705

Total realized investment gains (losses), net	92,882	83,710	147,371

Total revenues	2,803,868	2,741,779	2,558,839

Benefits and expenses:
Life and other policy benefits	709,333	636,855	643,420
Decrease in future policy benefits	(124,576)	(41,636)	(56,073)
Interest paid or credited to contractholders	608,803	583,319	575,400
Provision for policyholders’ share of losses on participating business	(1,024)	(1,267)	(1,041)
Dividends to policyholders	48,487	57,356	60,739

Total benefits	1,241,023	1,234,627	1,222,445
General insurance expenses	1,181,227	1,078,996	780,991
Amortization of DAC and VOBA	31,309	100,589	44,845
Interest expense	33,705	38,588	37,286

Total benefits and expenses	2,487,264	2,452,800	2,085,567

Income before income taxes	316,604	288,979	473,272
Income tax expense	85,512	98,524	155,903

Net income	$231,092	$190,455	$317,369

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Net income	$231,092	$190,455	$317,369

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	20,295	(643,880)	586,458
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	31,061	20,137
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	(52,597)	(56,159)

Net unrealized gains (losses) related to investments	(9,200)	(665,416)	550,436

Future policy benefits, DAC and VOBA adjustments	10,983	65,245	(58,760)
Employee benefit plan adjustment	1,966	31,586	(95,886)

Other, net	12,949	96,831	(154,646)

Other comprehensive income (loss) before income taxes	3,749	(568,585)	395,790
Income tax expense (benefit) related to items of other comprehensive income	1,312	(199,005)	138,526

Other comprehensive income (loss) (1)	2,437	(369,580)	257,264

Total comprehensive income (loss)	$233,529	$(179,125)	$574,633

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,520), $(6,596), and $177 for the years ended December 31, 2016, 2015, and 2014, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total

Balances, January 1, 2014	$7,032	$774,115	$345,754	$748,831	$1,875,732
Net income	—	—	—	317,369	317,369
Other comprehensive income, net of income taxes	—	—	257,264	—	257,264
Dividends	—	—	—	(316,401)	(316,401)
Share-based compensation	—	3,384	—	—	3,384
Income tax benefit on share-based compensation	—	165	—	—	165

Balances, December 31, 2014	7,032	777,664	603,018	749,799	2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	$7,293	$863,031	$235,875	$906,122	$2,012,321

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$231,092	$190,455	$317,369
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,024)	(1,267)	(1,041)
Amortization of premiums (accretion of discounts) on investments, net	2,209	(12,213)	(42,022)
Net realized (gains) losses on investments	(75,472)	(73,331)	(64,323)
Net proceeds (purchases) of trading securities	107,770	(277,510)	11,478
Interest credited to contractholders	606,790	577,548	571,860
Depreciation and amortization	74,987	139,735	76,461
Deferral of acquisition costs	(93,621)	(64,709)	(110,843)
Deferred income taxes	53,481	21,682	75,044
Contingent consideration	(209)	(17,600)	—
Amortization of low-income housing partnerships	372	4,563	21,713
Other, net	(1,366)	(3,072)	(4,984)
Changes in assets and liabilities:
Policy benefit liabilities	(231,952)	(273,507)	(151,096)
Reinsurance recoverable	10,340	8,738	(18,054)
Investment income due and accrued	(4,392)	(4,385)	(8,951)
Other, net	(23,705)	8,949	(12,273)

Net cash provided by operating activities	655,300	224,076	660,338

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	6,229,209	5,470,124	4,124,159
Mortgage loans on real estate	389,663	594,497	384,306
Limited partnership interests, other corporation interests, and other investments	10,742	6,833	7,555
Purchases of investments:
Fixed maturities, available-for-sale	(7,840,166)	(6,468,699)	(5,174,996)
Mortgage loans on real estate	(694,127)	(448,924)	(609,008)
Limited partnership interests, other corporation interests, and other investments	(5,766)	(1,527)	(2,983)
Net change in short-term investments	(39,677)	(2,238)	22,096
Policy loans, net	5,527	98,143	(11,169)
Acquisition payment	—	—	(28,356)
Purchases of furniture, equipment, and software	(44,644)	(78,778)	(35,537)

Net cash used in investing activities	(1,989,239)	(830,569)	(1,323,933)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from financing activities:
Contract deposits	$3,546,320	$2,527,039	$2,709,043
Contract withdrawals	(2,098,286)	(1,782,571)	(1,757,936)
Change in due to/from parent and affiliates	(21,719)	(22,359)	49,337
Dividends paid	(125,691)	(139,533)	(316,401)
Proceeds from issuance of common stock	19,750	60,803	—
Proceeds from financing element derivatives	—	—	5,516
Payments for and interest paid on financing element derivatives, net	(6,744)	(9,383)	(8,392)
Payment of contingent consideration	(14,400)	—	—
Net commercial paper borrowings	5,678	(5,218)	(401)
Change in book overdrafts	12,713	(1,651)	(12,052)
Income tax benefit of stock option exercises	277	953	165

Net cash provided by financing activities	1,317,898	628,080	668,879

Net (decrease) increase in cash	(16,041)	21,587	5,284
Cash, beginning of year	34,362	12,775	7,491

Cash, end of year	$18,321	$34,362	$12,775

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for:
Income taxes	$(1,543)	$(4,093)	$46,453
Interest	(31,254)	(37,288)	(37,284)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(2,190)	$(1,655)	$(3,384)
Contingent consideration	—	—	(32,209)

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $12,850 and $137, are included in other liabilities at December 31, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $98,074 and $93,646, are included in other assets at December 31, 2016, and 2015, respectively. The Company capitalized $30,420, $47,895, and $31,473 of internal use software development costs during the years ended December 31, 2016, 2015, and 2014, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam-sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $16,530,160 and $15,955,510 at December 31, 2016, and 2015, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,291,378 and $11,104,721 at December 31, 2016, and 2015, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,844,640 and $6,890,616 at December 31, 2016, and 2015, respectively. Participating business composed approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2016, and 2015, respectively, and 18%, 20%, and 21% of individual life insurance premium income for the years ended December 31, 2016, 2015, and 2014, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

Description of transaction

On January 1, 2015, the Company acquired the retirement business of Putnam Investments, LLC (“Putnam”), an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330. The 2016 and 2015 amounts presented are aligned with the new business structure which includes the Putnam retirement business. The 2014 consolidated statement of income amounts reflect the previous structure which excludes the Putnam retirement business as the amounts were considered immaterial.

J.P. Morgan Retirement Plan Services

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business for a total purchase price of $59,776. The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014, which are included in general insurance expenses. This acquisition transformed the Company, together with Putnam, into the second largest provider based on number of participants in the U.S. defined contribution market.

Contingent consideration

The Company was obligated to make an additional earnout payment up to $50,000 based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, an earnout payment of $14,400 was paid in 2016.

The Company recorded adjustments to general insurance expense to recognize the liability at its fair value of $209, $17,600, and zero for the years ended December 31, 2016, 2015, and 2014, respectively. The contingent consideration liability was zero and $14,609 for the years-ended December 31, 2016, and 2015, respectively.

Revenues and earnings of the acquiree

RPS contributed revenue and net income (loss), included in the consolidated statements of income, as follows:

	Year Ended December 31,
	2015	2014
Revenue	$182,759	$54,267
Net loss	(944)	(3,416)

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January  1, 2014 have not been included as it is impracticable since historical records are not available.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis. The update primarily amends the criteria used to evaluate whether certain VIEs should be consolidated. The update also modifies the criteria used to determine

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

whether partnerships and similar entities are VIEs. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, including in the interim periods. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations; however, the Company has additional investments that meet the definition of VIE under this update. As such, the guidance was retrospectively applied and the December 31, 2015 carrying value and maximum exposure to loss in relation to the activities of the VIEs disclosed in Note 5 includes an additional $35,776 to conform to the current period presentation.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. The update requires the Company to determine if a cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The update required assets being valued using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2015. The adoption of this ASU did not have an impact on the Company’s consolidated financial position or results of operations; however, the Company has investments in separate accounts, limited partnerships and common collective trust funds for which fair value is estimated using NAV as a practical expedient. As such, the Company has retroactively applied this guidance as required by the ASU and made the following updates to conform to the current year presentation:

•	Note 8 - removed $533,961 from the December 31, 2015, Level 2 investments in separate accounts in the fair value hierarchy table.
•	Note 17 - removed $286,000 from the Level 2 investments in common collective trust funds and $7,654 from Level 3 investments in limited partnership investments in the December 31, 2015 fair value hierarchy table and removed the $7,654 from the December 31, 2015, Level 3 fair value rollforward.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts. The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The update outlines a comprehensive accounting model for revenue arising from customer contracts and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. The FASB has also issued several updates to ASU 2014-09 including ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (improving the operability and understandability of the implementation guidance on principal versus agent considerations), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing (reducing the cost and complexity of applying the guidance on identifying promised goods or services and to improve the operability and understandability of the licensing implementation guidance), ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients (amending the guidance on collectability, non cash consideration, presentation of sales tax, and transition) and ASU 2016-20, Technical Corrections and Improvements to Topic 606,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenue from Contracts with Customers (amending the guidance on contract costs, certain disclosure requirements, etc.). In adopting ASU 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company’s evaluation of ASU 2014-09 is ongoing and not complete. The FASB has issued and may issue in the future, interpretative guidance, which may cause the evaluation to change. While the Company anticipates some changes to revenue recognition, it does not currently believe ASU 2014-09 will have a material effect on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and also disclose key information about leasing arrangements. This ASU is effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivative Contract Novations. This update clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument in an existing hedging relationship would not, in and of itself, be considered a termination of the derivative instrument or a change in critical term of the hedging relationship. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments - Equity Method and Joint Ventures. This update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualifies for such accounting as a result of an increase in the level of ownership interest or degree of influence. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Account. This update simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, statutory tax withholding requirements, and cash flow statements. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The update is effective for fiscal years and interim periods within those beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this update on its consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update amends the guidance on the classification of certain cash receipts and payments on the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate and bank-owned life insurance policies, distributions from equity method investees, beneficial interests in securitized transactions, and separately identifiable cash flows and application of the predominance principle. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force). This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result organizations will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The update is effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect this update to have a material impact on its consolidated financial statements.

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2016	2015
Reinsurance recoverable	$522,950	$530,213
Future policy benefits	1,608,884	1,724,797

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2016	2015	2014
Premium income, net of related party premiums ceded of $17,774, $15,731, and $13,901	$66,928	$68,722	$71,453
Life and other policy benefits, net of reinsurance recoveries of $8,862, $6,494, and $4,594	189,125	193,215	209,102
Decrease in future policy benefits	(88,639)	(52,842)	(46,915)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2016	2015	2014
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (3), and Putnam (2)	$18,763	$12,609	$4,053	General insurance expense
Provides recordkeeping services	CLAC (1) and Putnam (2)	245	377	13,956	Fee income
Provides shareholder services	Putnam (2)	15,852	5,531	—	Fee income
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	12,261	13,563	7,506	Other revenue
Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds, Inc. and Collective Income Trusts (4)	140,455	138,936	126,726	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial	On account	On demand	$45,190	$38,864
Lifeco U.S.	On account	On demand	34,992	11,783
Other related party receivables	On account	On demand	1,813	11,949

Total			$81,995	$62,596

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial (1)	Surplus note	November 2034	$194,502	$194,474
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2017	3,190	4,701
Other related party payables	On account	On demand	6,898	7,735

Total			$537,990	$540,310

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,502 and $194,474 at December 31, 2016, and 2015, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $29,185 for the year ended December 31, 2016 and $37,059 for the years ended December 31, 2015 and 2014. Included in other liabilities on the consolidated balance sheets is $3,190 and $4,701 of interest payable attributable to these related party debt obligations for the years ended December 31, 2016, and 2015, respectively.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015 there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $511,575 and $520,753 of funds withheld assets as of December 31, 2016, and 2015, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,045, $22,165, and $21,295, is included in net investment income for the years ended December 31, 2016, 2015, and 2014, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2016, 2015, and 2014, these purchases totaled $183,365, $146,547, and $132,961, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $302,898 and $309,108 at December 31, 2016, and 2015, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2016
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,291,167	$55,193	$4,608	$3,341,752	$—
Obligations of U.S. states and their subdivisions	1,988,214	238,862	7,903	2,219,173	50
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities (2)	12,388,886	437,207	320,381	12,505,712	(1,810)
Asset-backed securities	1,196,326	128,406	13,362	1,311,370	(86,474)
Residential mortgage-backed securities	122,146	4,734	1,508	125,372	(123)
Commercial mortgage-backed securities	1,009,320	19,117	11,529	1,016,908	—
Collateralized debt obligations	9,112	—	58	9,054	—

Total fixed maturities	$20,007,462	$883,519	$359,354	$20,531,627	$(88,357)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $149,062 and estimated fair value of $116,423.

See Note 8 for additional discussion regarding fair value measurements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2016
	Amortized cost	Estimated fair value
Maturing in one year or less	$668,305	$690,369
Maturing after one year through five years	3,741,043	3,917,479
Maturing after five years through ten years	6,570,148	6,650,854
Maturing after ten years	5,088,280	5,208,071
Mortgage-backed and asset-backed securities	5,604,951	5,686,930

Total fixed maturities	$21,672,727	$22,153,703

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2016	2015	2014
Proceeds from sales	$4,541,303	$4,187,547	$2,705,999
Gross realized gains from sales	84,305	47,965	47,852
Gross realized losses from sales	16,858	6,476	1,229
Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2016	December 31, 2015
Principal	$3,558,863	$3,242,627
Unamortized premium (discount) and fees, net	5,541	7,967
Foreign exchange translation	(2,696)	—
Mortgage provision allowance	(2,882)	(2,890)

Total mortgage loans	$3,558,826	$3,247,704

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2016, and 2015, respectively.
	December 31, 2016	December 31, 2015
Performing	$3,560,243	$3,249,129
Non-performing	1,465	1,465

Total	$3,561,708	$3,250,594

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2016	2015	2014
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$2,890
Provision increases	536	—	—
Provision decreases	(544)	—	—

Ending balance	$2,882	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$536	$—	$—
Collectively evaluated for impairment	2,346	2,890	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,561,708	$3,250,594	$3,366,460
Individually evaluated for impairment	1,465	14,031	12,986
Collectively evaluated for impairment	3,560,243	3,236,563	3,353,474

Limited partnership and other corporation interests - At December 31, 2016, and 2015, the Company had $34,895 and $40,980, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $32,444 and $38,504 at December 31, 2016, and 2015, respectively.

Special deposits - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $7,659 and $14,000 at December 31, 2016, and 2015, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2016, and 2015.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

	December 31, 2015
	Less than twelve months		Twelve months or longer			Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$1,357,822	$4,101	$23,604	$507	$1,381,426	$4,608
Obligations of U.S. states and their subdivisions	267,581	7,903	—	—	267,581	7,903
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	4,412,965	202,874	552,791	117,507	4,965,756	320,381
Asset-backed securities	247,082	4,372	182,404	8,990	429,486	13,362
Residential mortgage-backed securities	—	—	18,625	1,508	18,625	1,508
Commercial mortgage-backed securities	429,175	11,154	44,498	375	473,673	11,529
Collateralized debt obligations	9,054	58	—	—	9,054	58

Total fixed maturities	$6,725,965	$230,467	$821,922	$128,887	$7,547,887	$359,354

Total number of securities in an unrealized loss position		558		106		664

Fixed maturity investments - Total unrealized losses and OTTI increased by $30,875, or 9%, from December 31, 2015, to December 31, 2016. The overall increase in unrealized losses was across several asset classes and reflects higher interest rates at December 31, 2016, compared to December 31, 2015, resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $25,554 from December 31, 2015, to December 31, 2016. Corporate debt securities account for 90%, or $138,711, of the unrealized losses and OTTI greater than twelve months at December 31, 2016. Non-investment grade corporate debt securities account for $13,285 of the unrealized losses and OTTI greater than twelve months, and $6,791 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 7% of the unrealized losses and OTTI greater than twelve months at December 31, 2016. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$102,343	$119,532	$167,961
Initial impairments - credit loss on securities not previously impaired	—	759	—
Reductions:
Due to sales, maturities, or payoffs during the period	(1,785)	(559)	(646)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(16,893)	(17,389)	(47,783)

Ending balance	$83,665	$102,343	$119,532

Net Investment Income The following table summarizes net investment income:
	Year Ended December 31,
	2016	2015	2014
Investment income:
Fixed maturity and short-term investments	$819,047	$796,133	$816,907
Mortgage loans on real estate	142,478	150,284	149,497
Policy loans	199,737	206,081	207,013
Limited partnership interests	1,759	10,462	9,128
Net interest on funds withheld balances under reinsurance agreements, related party	22,045	22,165	21,295
Derivative instruments (1)	100,007	78,655	39,533
Other	10,468	9,228	5,008

	1,295,541	1,273,008	1,248,381
Investment expenses	(18,982)	(18,578)	(19,993)

Net investment income	$1,276,559	$1,254,430	$1,228,388

(1) Includes gains (losses) on the hedged asset for fair value hedges. Realized Investment Gains (Losses) The following table summarizes realized investment gains (losses):
	Year Ended December 31,
	2016	2015	2014
Realized investment gains (losses):
Fixed maturity and short-term investments	$87,108	$46,027	$54,219
Derivative instruments	(5,318)	5,840	90,504
Mortgage loans on real estate	10,972	31,841	6,857
Other	120	2	(4,209)

Realized investment gains (losses)	$92,882	$83,710	$147,371

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $38,324 and $76,107 as of December 31, 2016, and 2015, respectively. The Company had pledged collateral related to these derivatives of zero and $45,940 as of December 31, 2016, and 2015, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2016, the fair value of assets that could be required to settle the derivatives in a net liability position was $38,324.

At December 31, 2016, and 2015, the Company had pledged zero and $50,924 of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $103,214 and $19,060 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2016, the Company estimated $9,581 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, over-the-counter (“OTC”) interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2016, or 2015.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$143,800	$11,843	$11,843	$—
Cross-currency swaps	380,873	28,714	28,736	22

Total cash flow hedges	524,673	40,557	40,579	22

Total derivatives designated as hedges	524,673	40,557	40,579	22

Derivatives not designated as hedges:
Interest rate swaps	303,600	3,240	8,295	5,055
Futures on equity indices	29,310	—	—	—
Interest rate futures	117,200	—	—	—
Interest rate swaptions	151,204	189	189	—
Cross-currency swaps	662,935	(51,759)	19,537	71,296

Total derivatives not designated as hedges	1,264,249	(48,330)	28,021	76,351

Total derivative financial instruments	$1,788,922	$(7,773)	$68,600	$76,373

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2015, was $443,589, $937,242, $111,801, $212,299, and $5,014,845 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income reported by cash flow hedges, fair value hedges, and economic hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Cash flow hedges:
Interest rate swaps	$810	$2,228	$9,096	$5,437	$6,779	$7,462	(A)
Interest rate swaps	—	—	—	—	3,634	—	(B)
Interest rate swaps	21,228	—	—	(2,657)	—	—	(C)
Cross-currency swaps	22,738	28,833	11,041	8,469	2,101	1,030	(A)
Cross-currency swaps	—	—	—	—	—	(154)	(B)
Interest rate futures	—	—	—	—	(134)	70	(A)

Total cash flow hedges	$44,776	$31,061	$20,137	$11,249	$12,380	$8,408

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2016	2015	2014		2016	2015	2014
Fair value hedges:
Interest rate swaps	$—	$(1,507)	$(3,444)	(A)	$—	$—	$—
Interest rate swaps	—	773	—	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		—	1,511	3,439	(A)
Items hedged in interest rate swaps	—	—	—		—	(773)	—	(B)

Total fair value hedges	$—	$(734)	$(3,444)		$—	$738	$3,439

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2016		2015		2014
Derivatives not designated as hedging instruments:
Futures on equity indices	$817	(A)	$(284)	(A)	$(41)	(A)
Futures on equity indices	(7,930)	(B)	(527)	(B)	(534)	(B)
Interest rate swaps	(4,541)	(A)	(1,094)	(A)	6,508	(A)
Interest rate futures	(57)	(A)	(65)	(A)	(51)	(A)
Interest rate futures	(164)	(B)	1	(B)	305	(B)
Interest rate swaptions	302	(A)	2,868	(A)	2,424	(A)
Interest rate swaptions	(313)	(B)	(3,115)	(B)	(3,578)	(B)
Currency forwards	111	(A)	—	(A)	—	(A)
Other forward contracts	4,690	(B)	5,074	(B)	94,465	(B)
Cross-currency swaps	85,746	(A)	69,819	(A)	24,588	(A)
Cross-currency swaps	(1,601)	(B)	—	(B)	—	(B)

Total derivatives not designated as hedging instruments	$77,060		$72,677		$124,086

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $5,712 and $11,257 at December 31, 2016, and 2015, respectively. The changes in fair value of the GLWB were $(5,545) and $11,257 for the years ended December 31, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

	December 31, 2015
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$66,435	$(38,236)	$19,060	$9,139
Derivative instruments (liabilities) (3)	76,107	(38,236)	(37,871)	—

(1) The gross fair value of derivative instruments is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385
Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	$103,214	$—	$—	$103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,341,752	$—	$3,341,752
Obligations of U.S. states and their subdivisions	—	2,219,173	—	2,219,173
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	12,501,174	4,538	12,505,712
Asset-backed securities	—	1,311,370	—	1,311,370
Residential mortgage-backed securities	—	125,372	—	125,372
Commercial mortgage-backed securities	—	1,016,908	—	1,016,908
Collateralized debt obligations	—	9,054	—	9,054

Total fixed maturities available-for-sale	—	20,527,089	4,538	20,531,627

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	558,208	—	558,208
Corporate debt securities	—	56,566	—	56,566
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held-for-trading	—	615,839	—	615,839

Short-term investments	132,288	134,738	—	267,026
Collateral under derivative counterparty collateral agreements	69,984	—	—	69,984
Derivative instruments designated as hedges:
Interest rate swaps	—	11,843	—	11,843
Cross-currency swaps	—	28,736	—	28,736
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,295	—	8,295
Interest rate swaptions	—	189	—	189
Cross-currency swaps	—	19,537	—	19,537

Total derivative instruments	—	68,600	—	68,600

Separate account assets (1)	15,249,966	10,847,266	—	26,631,193

Total assets	$15,452,238	$32,193,532	$4,538	$48,184,269

Liabilities
Collateral under derivative counterparty collateral agreements	19,060	—	—	19,060
Derivative instruments designated as hedges:
Cross-currency swaps	—	22	—	22
Derivative instruments not designated as hedges:
Interest rate swaps	—	5,055	—	5,055
Cross-currency swaps	—	71,296	—	71,296

Total derivative instruments	—	76,373	—	76,373

Embedded derivatives - GLWB	—	—	11,257	11,257
Separate account liabilities (2)	24	290,293	—	290,317

Total liabilities	$19,084	$366,666	$11,257	$397,007

(1) Included in the total fair value amount are $534 million of investments as of December 31, 2015 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net Income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	$—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale			Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities	Total
Balances, January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net Income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	$—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other Comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)

Balances, December 31, 2014	$5,842	$36	$—	$5,878

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2016	December 31, 2015
Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 28%
		Swap curve	0.75% -3.00%	0.75% -3.00%
		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2016		December 31, 2015
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$3,558,826	$3,574,240	$3,247,704	$3,362,496
Policy loans	4,019,648	4,019,648	4,092,661	4,092,661
Limited partnership interests	29,345	29,822	35,039	34,882
Other investments	14,382	44,687	14,596	44,723

Liabilities
Annuity contract benefits without life contingencies	$12,291,378	$12,129,631	$11,104,721	$10,839,205
Policyholders’ funds	285,554	285,554	299,577	299,577
Commercial paper	99,049	99,049	93,371	93,371
Notes payable	531,092	495,004	532,575	563,633

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The estimated fair value is determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years. The estimated fair value is classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9.  Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2016, and 2015.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13%
Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35%
Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2016, and 2015, were as follows:

	GMDB	GLWB	Total
December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

December 31, 2015
Separate account liability	$55,999	$210,240	$266,239
Net amount at risk, net of reinsurance	$29,050	$7,582	$36,632
Weighted average attained age	70	57	N/A
The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2016, 2015, and 2014 were as follows:
	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2014	$5,993	$—	$5,993
Incurred guaranteed benefits	305	—	305
Paid guaranteed benefits	(732)	—	(732)

Balances, December 31, 2014	5,566	—	5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	$5,096	$2,073	$7,169

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:
		December 31, 2016	December 31, 2015
Equity securities - GMDB		$55,605	$55,997
Equity securities - GLWB		412,977	209,828

Total		$468,582	$265,825

10.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016, and 2015, the reinsurance recoverables had carrying values in the amounts of $598,864 and $604,946, respectively. Included in these

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

amounts are $522,950 and $530,213 at December 31, 2016, and 2015, respectively, associated with reinsurance agreements with related parties. At December 31, 2016, and 2015, 87% and 88%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$53,403,194	$41,855,857	$95,259,051
Reinsurance ceded	(10,169,625)	(393,512)	(10,563,137)
Reinsurance assumed	58,742,234	—	58,742,234

Net	$101,975,803	$41,462,345	$143,438,148

Percentage of amount assumed to net	58%	—%	41%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes total premium income for the year ended December 31, 2014:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201

Net	$445,235	$1,160	$446,395

Reinsurance recoveries for life and other policy benefits were $39,520, $23,179, and $23,965 for the years ended December 31, 2016, 2015, and 2014, respectively.

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2014	$314,071	$29,217	$343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)

Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	$467,845	$18,845	$486,690

The estimated future amortization of VOBA for the years ended December 31, 2017, through December 31, 2021, is approximately $3,200 per annum.

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2016, and 2015 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2016
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(24,251)	$23,329
Non-competition	1,325	(835)	490

Total	$48,905	$(25,086)	$23,819

Amortization expense for other intangible assets included in general insurance expenses was $3,732, $4,096, and $3,531 for the years ended December 31, 2016, 2015, and 2014, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2017, through December 31, 2021, is approximately $2,200 per annum.

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2016	2015
Face value	$99,049	$93,371
Carrying value	$99,049	$93,371
Effective interest rate	0.7%-0.8%	0.5%-0.6%
Maturity range (days)	10 - 30	8 - 28

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2016, and 2015, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,292,708 and 7,232,986 of which were issued and outstanding at December 31, 2016, and 2015, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,

	2016	2015	2014		2016	2015

Net income	$100,657	$187,232	$134,091	Capital and surplus	$1,053,333	$1,114,764

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2016.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2016, 2015, and 2014, the Company paid dividends in the amounts of $125,691, $139,533, and $316,401, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2016, were $1,053,333 and $101,753, respectively. Based on the as filed amounts, the Company may pay an amount up to $101,753 of dividends during the year ended December 31, 2017, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2016
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2016	$339,520	$45,284	$(65,785)	$(85,581)	$233,438
Other comprehensive income (loss) before reclassifications	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(40,964)	(7,312)	—	6,033	(42,243)

Net current period other comprehensive income (loss)	(27,772)	21,792	7,139	1,278	2,437

Balances, December 31, 2016	$311,748	$67,076	$(58,646)	$(84,303)	$235,875

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
Other comprehensive income (loss) before reclassifications	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(26,141)	(8,047)	—	7,706	(26,482)

Net current period other comprehensive income (loss)	(444,663)	12,143	42,409	20,531	(369,580)

Balances, December 31, 2015	$339,520	$45,284	$(65,785)	$(85,581)	$233,438

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)

Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264

Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2016
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$20,295	$(7,103)	$13,192
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	(15,672)	29,104
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	25,995	(48,276)

Net unrealized gains (losses) related to investments	(9,200)	3,220	(5,980)
Future policy benefits, DAC and VOBA adjustments	10,983	(3,844)	7,139

Net unrealized gains (losses)	1,783	(624)	1,159
Employee benefit plan adjustment	1,966	(688)	1,278

Other comprehensive income (loss)	$3,749	$(1,312)	$2,437

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(643,880)	$225,358	$(418,522)
Unrealized holding gains (losses), net, arising on cash flow hedges	31,061	(10,871)	20,190
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	18,409	(34,188)

Net unrealized gains (losses) related to investments	(665,416)	232,896	(432,520)
Future policy benefits, DAC and VOBA adjustments	65,245	(22,836)	42,409

Net unrealized gains (losses)	(600,171)	210,060	(390,111)
Employee benefit plan adjustment	31,586	(11,055)	20,531

Other comprehensive income (loss)	$(568,585)	$199,005	$(369,580)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses), net, arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses, net, realized in net income	(56,159)	19,656	(36,503)

Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)

Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)

Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications from accumulated other comprehensive income (loss):

	Year Ended December 31,
	2016		2015		2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)						Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(63,022)		$(40,217)		$(47,751)		Other realized investment (gains) losses, net

	(63,022)		(40,217)		(47,751)		Total before tax
	(22,058)		(14,076)		(16,713)		Tax expense or benefit

	$(40,964)		$(26,141)		$(31,038)		Net of tax

Unrealized holdings (gains) losses, net, arising on cash flow hedges	$(13,906)		$(12,380)		$(8,408)		Net investment income
	2,657		—		—		Interest expense

	(11,249)		(12,380)		(8,408)		Total before tax
	(3,937)		(4,333)		(2,943)		Tax expense or benefit

	$(7,312)		$(8,047)		$(5,465)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(601)	(1)	$(694)	(1)	$3,189	(1)
Actuarial losses (gains)	9,882	(1)	12,550	(1)	2,730	(1)
Settlement	—	(1)	—	(1)	1,857	(1)

	9,281		11,856		7,776		Total before tax
	3,248		4,150		2,722		Tax expense or benefit

	$6,033		$7,706		$5,054		Net of tax

Total reclassification	$(42,243)		$(26,482)		$(31,449)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2016	2015	2014
Compensation	$625,364	$564,008	$406,601
Commissions	222,028	206,360	210,797
Other	333,835	308,628	163,593

Total general insurance expenses	$1,181,227	$1,078,996	$780,991

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in projected benefit obligation:
Benefit obligation, January 1	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694
Service cost	(1,403)	12,851	1,246	1,042	294	282	137	14,175
Interest cost	25,263	23,987	713	560	1,775	2,122	27,751	26,669
Actuarial (gain) loss	24,928	(42,863)	1,408	3,360	1,911	(9,504)	28,247	(49,007)
Regular benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)
Acquisition	—	—	—	339	—	—	—	339

Benefit obligation, December 31	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312

Accumulated benefit obligation	$575,024	$544,011	$19,031	$16,637	$43,098	$42,182	$637,153	$602,830

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Asset Transfer Agreement, the Company was required to give each Putnam employee full credit for the employee’s service period with Putnam prior to the closing date for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 150 individuals became eligible participants of the Post-Retirement Medical Plan at January 1, 2015. The transaction was recorded as a prior service cost, which resulted in a $339 increase before tax to other liabilities and expenses and a decrease to accumulated other comprehensive income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in plan assets:
Value of plan assets, January 1	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962
Actual return on plan assets	43,271	(593)	—	—	—	—	43,271	(593)
Employer contributions	—	—	973	1,446	3,337	4,874	4,310	6,320
Benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)

Value of plan assets, December 31	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Under funded status at December 31	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Amounts recognized in consolidated balance sheets:
Other liabilities	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)
Accumulated other comprehensive income (loss)	(133,055)	(139,316)	5,715	8,540	(2,360)	(890)	(129,700)	(131,666)
The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2016:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(133,055)	$(86,486)	$5,091	$3,309	$(660)	$(429)	$(128,624)	$(83,606)
Net prior service (cost) credit	—	—	624	406	(1,700)	(1,105)	(1,076)	(699)

	$(133,055)	$(86,486)	$5,715	$3,715	$(2,360)	$(1,534)	$(129,700)	$(84,305)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(8,799)	$(5,719)	$210	$137	$54	$35	$(8,535)	$(5,547)
Prior service (cost) credit	—	—	453	294	(501)	(326)	(48)	(32)

	$(8,799)	$(5,719)	$663	$431	$(447)	$(291)	$(8,583)	$(5,579)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2017	$16,600	$856	$3,435
2018	20,029	843	2,775
2019	21,231	917	2,460
2020	22,694	946	2,438
2021	24,820	1,028	2,400
2022 through 2026	154,223	6,776	27,188

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$(1,403)	$12,851	$4,952
Interest cost	25,263	23,987	23,068
Expected return on plan assets	(22,339)	(28,345)	(29,288)
Amortization of unrecognized prior service cost	—	13	51
Amortization of loss from earlier periods	10,260	12,398	2,898

Net periodic cost	$11,781	$20,904	$1,681

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic benefit:
Service cost	$1,246	$1,042	$985
Interest cost	713	560	574
Amortization of unrecognized prior service benefit	(1,102)	(1,640)	(1,706)
Amortization of gain from earlier periods	(317)	(511)	(450)

Net periodic benefit	$540	$(549)	$(597)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$294	$282	$586
Interest cost	1,775	2,122	2,528
Amortization of unrecognized prior service cost	501	933	4,844
Amortization of loss from earlier periods	(61)	663	282
Settlement	—	—	1,857

Net periodic cost	$2,509	$4,000	$10,097

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2016	2015
Discount rate	4.20%	4.55%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2016	2015
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2016	2015
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

During 2015, the Company adopted the Society of Actuaries 2015 Mortality Tables Report (RP-2015) and Mortality Improvement Scale (MP-2015), which adjusted the mortality assumptions used to measure retirement plan obligations. These mortality assumptions are an update to the tables adopted in 2014, to reflect two additional years of U.S. population mortality improvement data.

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.55%	4.17%
Expected return on plan assets	6.00%	6.50%
Rate of compensation increase	4.47%	4.47%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$322	$(269)
Increase (decrease) on post-retirement benefit obligation	2,430	(2,083)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2016	2015
Equity securities	45%	67%
Debt securities	39%	31%
Other	16%	2%

Total	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$94,751
Midcap index funds	—	—	—	88,267
World equity index funds	—	—	—	8,511
U.S. equity market funds	—	—	—	94,471

Total common collective trust funds	—	—	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926

Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments (1)	—	—	—	7,654
Money market funds	2,484	—	—	2,484

Total defined benefit plan assets	$2,764	$130,713	$—	$427,131

(1)  Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2016	2015
Balance, January 1	$—	$—
Actual return on plan assets	54	—
Settlements	(213)	—
Transfers into Level 3 (1)	1,475	—

Balance, December 31	$1,316	$—

(1)  Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2017:

December 31, 2017
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2017. The Company expects to make payments of approximately $856 with respect to its Post-Retirement Medical Plan and $3,435 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2017.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $7,236 and $8,678 at December 31, 2016, and 2015, respectively. The participant deferrals earned interest at the average rates of 6.42% and 6.48% during the years ended December 31, 2016, and 2015, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.12% to 5.03% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $21,758 and $18,654 at December 31, 2016, and 2015, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $12,364, $13,016, and $8,479 in expense related to this plan for the years ended December 31, 2016, 2015, and 2014, respectively.

18.   Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current	$32,031	$76,842	$80,859
Deferred	53,481	21,682	75,044

Total income tax provision	$85,512	$98,524	$155,903

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(3.0)%	(1.8)%
Tax credits	(6.9)%	(0.2)%	(0.3)%
State income taxes, net of federal benefit	2.3%	3.2%	1.0%
Income tax contingency provisions	— %	— %	(1.2)%
Other, net	(0.4)%	(0.9)%	0.2%

Effective federal income tax rate	27.0%	34.1%	32.9%

A reconciliation of unrecognized tax benefits is as follows:
	Year Ended December 31,
	2016	2015	2014
Balance, beginning of year	$23,093	$26,890	$21,154
Additions to tax positions in the current year	—	1,383	13,931
Additions to tax positions in the prior year	1,902	50	—
Reductions to tax positions from statutes expiring	(7,727)	(5,230)	(8,195)

Balance, end of year	$17,268	$23,093	$26,890

There were no tax benefits included in the unrecognized tax benefits of $17,268 at December 31, 2016, that would impact the annual effective tax rate. The Company does not anticipate material changes to its unrecognized tax benefits in the next twelve months.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized decreases of $153, $193, and $2,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2016, 2015, and 2014, respectively. The Company had approximately $864 and $1,017 accrued for the payment of interest and penalties at December 31, 2016, and 2015, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2012 and prior. Tax years 2013 through 2015 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2016		2015
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability

Policyholder reserves	$—	$278,632	$—	$262,822
Deferred acquisition costs	—	28,071	—	8,533
Investment assets	—	233,583	—	221,303
Policyholder dividends	8,583	—	8,919	—
Net operating loss carryforward	96,693	—	113,637	—
Pension plan accrued benefit liability	83,562	—	79,945	—
Goodwill	—	35,306	—	33,034
Experience rated refunds	6,654	—	12,673	—
Tax credits	168,597	—	154,017	—
Other	19,592	—	19,385	—

Total deferred taxes	$383,681	$575,592	$388,576	$525,692

The deferred tax liability amounts presented for investment assets above include $172,405 and $171,780 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2016, and 2015, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2016, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$5,977
2022	136,796
2023	81,693
2028	2,215

Total	$226,681

During the years ended December 31, 2016, 2015, and 2014, the Company generated $215, $3,295, and $15,506 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2016, the total credit carryforward for Low Income Housing is $143,105. These credits will begin to expire in 2030.

The Company generated $4,286 of foreign tax credit carryforwards during the year ended December 31, 2016. During the years ended December 31, 2010 through December 31, 2015, the Company generated credit carryforwards of $21,025. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2016, and 2015 is $35,093 and $11,790, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2016, and 2015 is $7,819 and $7,721, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

	December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,074,681	$10,966,096	$1,770,249	$28,811,026
Other assets	1,358,934	927,061	149,655	2,435,650
Separate account assets	7,031,013	19,600,180	—	26,631,193

Assets of continuing operations	$24,464,628	$31,493,337	$1,919,904	57,877,869

Assets of discontinued operations				21,910

Total assets				$57,899,779

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371

Total revenues	1,248,332	1,167,191	143,316	2,558,839

Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122

Total benefits and expenses	1,039,832	853,504	192,231	2,085,567

Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903

Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2016	2015	2014
Lifeco Stock Plan	$2,190	$1,655	$3,384
Performance Share Unit Plan	5,318	2,320	6,263

Total compensation expense	$7,508	$3,975	$9,647

Income tax benefits	$2,458	$1,143	$2,404

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2016, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,684	1.7
Performance Share Unit Plan	6,403	1.4

Equity Award Activity

During the year ended December 31, 2016, Lifeco granted 973,100 stock options to employees of the Company. These stock options vest over five - year periods ending in 2021. Compensation expense of $2,664 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2016	3,633,343	$21.68
Granted	973,100	25.88
Exercised	(359,345)	20.03
Cancelled and expired	(185,097)	25.87

Outstanding, December 31, 2016	4,062,001	23.25	6.1	$12,814
Vested and expected to vest, December 31, 2016	4,062,001	$23.25	6.1	$12,814
Exercisable, December 31, 2016	2,292,059	$21.81	4.3	$10,654

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2016, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average fair value of options granted	$2.74	$3.33	$5.53
Intrinsic value of options exercised (1)	2,102	4,234	401
Fair value of options vested	1,605	1,670	4,491

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during the years ended December 31, 2016, 2015, and 2014 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2016	2015	2014
Dividend yield	3.99%	3.66%	3.95%
Expected volatility	19.03%	19.10%	26.63%
Risk free interest rate	0.80%	0.90%	1.75%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2016	440,089
Granted	313,837
Forfeited	(3,158)
Exercised	(151,857)

Outstanding, December 31, 2016	598,911

Vested and expected to vest, December 31, 2016	598,911

The cash payment in settlement of the Performance Share Unit Plan units was $3,988 and $6,375 for the years ended December 31, 2016, and 2015, respectively.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	24,683	49,365	49,365	451,951	575,364
Investment purchase obligations (3)	438,458	—	—	—	438,458
Operating leases (4)	14,152	23,830	13,114	69	51,165
Other liabilities (5)	28,147	16,046	11,389	33,964	89,546

Total	$505,440	$89,241	$73,868	$1,014,384	$1,682,933

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The other surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2016, and do not consider the impact of future interest rate changes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2016, and 2015, were $438,458 and $50,692, of which $93,440 and $8,692 were related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,575, $12,050, and $7,628 for the years ended December 31, 2016, 2015, and 2014, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $7,301 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2015. The Company was in compliance with all covenants at December 31, 2016, and 2015. At December 31, 2016, and 2015 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.
In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2016, and 2015, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. These actions have not reached the trial stage. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22.  Subsequent Events

On February 6, 2017, the Company’s Board of Directors declared dividends of $77,000, payable on March 15, 2017, to its sole shareholder, GWL&A Financial.

FutureFunds Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2016 and Report of Independent

Registered Public Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,799,361	$10,615,352	$12,845,249	$248,897	$12,820,205	$11,489,498
Investment income due and accrued
Receivable for investments sold	570	6,303	15,247		15,510	7,066
Purchase payments receivable		442	9,601		3,936	4,034
Due from Great West Life & Annuity Insurance Company

Total assets	1,799,931	10,622,097	12,870,097	248,897	12,839,651	11,500,598

LIABILITIES:
Payable for investments purchased
Redemptions payable	570	6,745	24,848		19,446	11,100
Due to Great West Life & Annuity Insurance Company	106	739	857	15	735	645

Total liabilities	676	7,484	25,705	15	20,181	11,745

NET ASSETS	$1,799,255	$10,614,613	$12,844,392	$248,882	$12,819,470	$11,488,853

NET ASSETS REPRESENTED BY:
Accumulation units	$1,799,255	$10,614,613	$12,844,392	$248,882	$12,819,470	$11,488,853
Contracts in payout phase

NET ASSETS	$1,799,255	$10,614,613	$12,844,392	$248,882	$12,819,470	$11,488,853

ACCUMULATION UNITS OUTSTANDING	94,717	467,643	384,463	13,219	662,759	808,456

UNIT VALUE (ACCUMULATION)	$19.00	$22.70	$33.41	$18.83	$19.34	$14.21

(1) Cost of investments:	$1,696,280	$6,568,178	$12,588,293	$199,184	$12,754,384	$11,384,526
Shares of investments:	117,452	538,850	1,458,030	6,974	310,266	448,633

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,378,468	$4,739,198	$66,591	$4,657,518	$2,976,922	$41,922,413
Investment income due and accrued
Receivable for investments sold					51	62,138
Purchase payments receivable		2,216		605	315	3,547
Due from Great West Life & Annuity Insurance Company

Total assets	1,378,468	4,741,414	66,591	4,658,123	2,977,288	41,988,098

LIABILITIES:
Payable for investments purchased		2,216		65
Redemptions payable				540	366	65,685
Due to Great West Life & Annuity Insurance Company	112	104	4	225	208	2,549

Total liabilities	112	2,320	4	830	574	68,234

NET ASSETS	$1,378,356	$4,739,094	$66,587	$4,657,293	$2,976,714	$41,919,864

NET ASSETS REPRESENTED BY:
Accumulation units	$1,378,356	$4,739,094	$66,587	$4,657,293	$2,976,714	$41,919,864
Contracts in payout phase

NET ASSETS	$1,378,356	$4,739,094	$66,587	$4,657,293	$2,976,714	$41,919,864

ACCUMULATION UNITS OUTSTANDING	86,764	274,855	2,956	276,493	171,486	1,263,400

UNIT VALUE (ACCUMULATION)	$15.89	$17.24	$22.53	$16.84	$17.36	$33.18

(1) Cost of investments:	$952,691	$5,004,019	$55,636	$5,032,760	$3,061,701	$33,050,107
Shares of investments:	16,976	324,825	4,680	152,008	129,375	1,263,484

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$58,484,568	$48,720	$80,697,072	$54,214,461	$15,776,173	$35,596,410
Investment income due and accrued
Receivable for investments sold	22,749			12,394
Purchase payments receivable	4,098		66,145	4,339	12,099	20,215
Due from Great West Life & Annuity Insurance Company

Total assets	58,511,415	48,720	80,763,217	54,231,194	15,788,272	35,616,625

LIABILITIES:
Payable for investments purchased			48,314		12,099	20,215
Redemptions payable	26,847		17,831	16,733
Due to Great West Life & Annuity Insurance Company	4,693	3	1,314	4,177	718	708

Total liabilities	31,540	3	67,459	20,910	12,817	20,923

NET ASSETS	$58,479,875	$48,717	$80,695,758	$54,210,284	$15,775,455	$35,595,702

NET ASSETS REPRESENTED BY:
Accumulation units	$58,479,875	$48,717	$80,695,758	$54,210,284	$15,775,455	$35,595,702
Contracts in payout phase

NET ASSETS	$58,479,875	$48,717	$80,695,758	$54,210,284	$15,775,455	$35,595,702

ACCUMULATION UNITS OUTSTANDING	1,635,517	3,294	2,612,008	858,963	823,661	1,473,073

UNIT VALUE (ACCUMULATION)	$35.76	$14.79	$30.89	$63.11	$19.15	$24.16

(1) Cost of investments:	$38,552,467	$51,056	$85,778,359	$47,745,575	$15,957,093	$37,576,529
Shares of investments:	986,083	1,541	8,956,390	32,659,314	1,165,153	4,505,875

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2055 FUND

ASSETS:
Investments at fair value (1)	$46,131,993	$5,085,273	$5,019,210	$5,134,817	$2,952,244	$1,641,140
Investment income due and accrued	145
Receivable for investments sold
Purchase payments receivable	233,656	502	2,049	9,187	6,522	11,137
Due from Great West Life & Annuity Insurance Company	18,412

Total assets	46,384,206	5,085,775	5,021,259	5,144,004	2,958,766	1,652,277

LIABILITIES:
Payable for investments purchased	165,028	502	2,049	9,187	6,522	11,137
Redemptions payable	68,628
Due to Great West Life & Annuity Insurance Company	3,132	286	261	191	144	55

Total liabilities	236,788	788	2,310	9,378	6,666	11,192

NET ASSETS	$46,147,418	$5,084,987	$5,018,949	$5,134,626	$2,952,100	$1,641,085

NET ASSETS REPRESENTED BY:
Accumulation units	$46,091,527	$5,084,987	$5,018,949	$5,134,626	$2,952,100	$1,641,085
Contracts in payout phase	55,891

NET ASSETS	$46,147,418	$5,084,987	$5,018,949	$5,134,626	$2,952,100	$1,641,085

ACCUMULATION UNITS OUTSTANDING	2,830,974	282,300	250,537	238,122	139,036	77,247

UNIT VALUE (ACCUMULATION)	$16.28	$18.01	$20.03	$21.56	$21.23	$21.24

(1) Cost of investments:	$46,131,993	$5,036,614	$4,954,737	$5,036,649	$2,885,671	$1,602,723
Shares of investments:	46,131,993	383,505	359,285	373,441	217,077	102,315

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$42,644,598	$8,974,074	$31,580,039	$141,643,471	$141,999,360	$38,154,069
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	74,546	1,432	16,175	119,452	109,458	34,763
Due from Great West Life & Annuity Insurance Company

Total assets	42,719,144	8,975,506	31,596,214	141,762,923	142,108,818	38,188,832

LIABILITIES:
Payable for investments purchased	73,763	1,084	10,719	100,267	106,987	34,763
Redemptions payable	783	348	5,456	19,185	2,471
Due to Great West Life & Annuity Insurance Company	1,167	582	1,874	2,981	2,223	563

Total liabilities	75,713	2,014	18,049	122,433	111,681	35,326

NET ASSETS	$42,643,431	$8,973,492	$31,578,165	$141,640,490	$141,997,137	$38,153,506

NET ASSETS REPRESENTED BY:
Accumulation units	$42,643,431	$8,973,492	$31,578,165	$141,640,490	$141,997,137	$38,153,506
Contracts in payout phase

NET ASSETS	$42,643,431	$8,973,492	$31,578,165	$141,640,490	$141,997,137	$38,153,506

ACCUMULATION UNITS OUTSTANDING	1,089,581	211,688	1,245,209	5,024,946	4,688,240	1,484,868

UNIT VALUE (ACCUMULATION)	$39.14	$42.39	$25.36	$28.19	$30.29	$25.69

(1) Cost of investments:	$42,756,729	$7,944,353	$26,735,471	$157,654,237	$148,215,754	$43,057,317
Shares of investments:	3,318,646	329,324	2,696,844	17,727,593	16,081,468	4,910,434

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND

ASSETS:
Investments at fair value (1)	$32,238,296	$179,722,804	$51,840,164	$79,354,562	$23,337,008	$736,729
Investment income due and accrued
Receivable for investments sold	37,537	341,096
Purchase payments receivable	5,450	14,917	3,457	43,194	9,127	81
Due from Great West Life & Annuity Insurance Company		171,054

Total assets	32,281,283	180,249,871	51,843,621	79,397,756	23,346,135	736,810

LIABILITIES:
Payable for investments purchased			2,675	24,736	6,064	80
Redemptions payable	42,987	356,013	782	18,458	3,063	1
Due to Great West Life & Annuity Insurance Company	2,407	14,729	4,239	2,197	1,731	55

Total liabilities	45,394	370,742	7,696	45,391	10,858	136

NET ASSETS	$32,235,889	$179,879,129	$51,835,925	$79,352,365	$23,335,277	$736,674

NET ASSETS REPRESENTED BY:
Accumulation units	$32,235,889	$179,677,162	$51,835,925	$79,352,365	$23,335,277	$736,674
Contracts in payout phase		201,967

NET ASSETS	$32,235,889	$179,879,129	$51,835,925	$79,352,365	$23,335,277	$736,674

ACCUMULATION UNITS OUTSTANDING	577,222	2,849,746	1,261,049	1,380,434	1,002,530	67,642

UNIT VALUE (ACCUMULATION)	$55.85	$63.05	$41.11	$57.48	$23.28	$10.89

(1) Cost of investments:	$28,000,549	$159,378,006	$41,974,733	$69,937,078	$24,173,512	$765,204
Shares of investments:	2,442,295	7,389,918	2,705,645	3,587,458	1,969,368	45,087

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND	INVESCO SMALL CAP GROWTH FUND	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS FUND

ASSETS:
Investments at fair value (1)	$1,132,925	$3,470,085	$1,030,243	$1,372,578	$1,611,556	$88,232
Investment income due and accrued
Receivable for investments sold	534	1,870
Purchase payments receivable	578	812		1,231	41
Due from Great West Life & Annuity Insurance Company

Total assets	1,134,037	3,472,767	1,030,243	1,373,809	1,611,597	88,232

LIABILITIES:
Payable for investments purchased				1,231	41
Redemptions payable	1,112	2,682
Due to Great West Life & Annuity Insurance Company	45	141	92	63	123	5

Total liabilities	1,157	2,823	92	1,294	164	5

NET ASSETS	$1,132,880	$3,469,944	$1,030,151	$1,372,515	$1,611,433	$88,227

NET ASSETS REPRESENTED BY:
Accumulation units	$1,132,880	$3,469,944	$1,030,151	$1,372,515	$1,611,433	$88,227
Contracts in payout phase

NET ASSETS	$1,132,880	$3,469,944	$1,030,151	$1,372,515	$1,611,433	$88,227

ACCUMULATION UNITS OUTSTANDING	62,978	187,319	92,985	47,993	85,638	7,544

UNIT VALUE (ACCUMULATION)	$17.99	$18.52	$11.08	$28.60	$18.82	$11.69

(1) Cost of investments:	$1,047,309	$3,517,281	$892,541	$1,445,672	$1,352,609	$90,597
Shares of investments:	29,964	146,603	30,653	42,026	39,664	2,639

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS GLOBAL RESEARCH FUND	JANUS TWENTY FUND	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY EPOCH US SMALL CAP FUND	MFS GROWTH FUND

ASSETS:
Investments at fair value (1)	$757,484	$3,643,333	$875,308	$1,956,445	$63,696	$161,350
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			276	7,389	55	2
Due from Great West Life & Annuity Insurance Company

Total assets	757,484	3,643,333	875,584	1,963,834	63,751	161,352

LIABILITIES:
Payable for investments purchased			276	7,389	55	2
Redemptions payable
Due to Great West Life & Annuity Insurance Company	61	330	64	80	6	6

Total liabilities	61	330	340	7,469	61	8

NET ASSETS	$757,423	$3,643,003	$875,244	$1,956,365	$63,690	$161,344

NET ASSETS REPRESENTED BY:
Accumulation units	$757,423	$3,643,003	$875,244	$1,956,365	$63,690	$161,344
Contracts in payout phase

NET ASSETS	$757,423	$3,643,003	$875,244	$1,956,365	$63,690	$161,344

ACCUMULATION UNITS OUTSTANDING	86,063	280,570	40,527	81,258	3,738	7,536

UNIT VALUE (ACCUMULATION)	$8.80	$12.98	$21.60	$24.08	$17.04	21.41

(1) Cost of investments:	$529,947	$3,484,456	$665,251	$1,876,512	$31,944	$139,890
Shares of investments:	12,124	65,445	22,478	100,848	2,178	2,282

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

ASSETS:
Investments at fair value (1)	$2,895,626	$12,334,444	$18,979,161	$3,663,781	$3,738,821	$2,351,995
Investment income due and accrued			44,515
Receivable for investments sold		32,231	33,670			10,372
Purchase payments receivable		6,796	5,491	9,240	31,726	37
Due from Great West Life & Annuity Insurance Company

Total assets	2,895,626	12,373,471	19,062,837	3,673,021	3,770,547	2,362,404

LIABILITIES:
Payable for investments purchased				4,495	31,726
Redemptions payable		39,027	39,161	4,745		10,409
Due to Great West Life & Annuity Insurance Company	204	709	678	167	107	75

Total liabilities	204	39,736	39,839	9,407	31,833	10,484

NET ASSETS	$2,895,422	$12,333,735	$19,022,998	$3,663,614	$3,738,714	$2,351,920

NET ASSETS REPRESENTED BY:
Accumulation units	$2,895,422	$12,333,735	$19,022,998	$3,663,614	$3,738,714	$2,351,920
Contracts in payout phase

NET ASSETS	$2,895,422	$12,333,735	$19,022,998	$3,663,614	$3,738,714	$2,351,920

ACCUMULATION UNITS OUTSTANDING	165,844	563,553	969,845	131,826	222,612	248,558

UNIT VALUE (ACCUMULATION)	$17.46	$21.89	$19.61	$27.79	$16.79	9.46

(1) Cost of investments:	$3,293,847	$11,509,940	$20,475,020	$3,382,154	$3,746,498	$2,462,692
Shares of investments:	57,385	165,076	1,892,239	116,570	641,307	73,661

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	VICTORY RS SELECT GROWTH FUND	VICTORY RS SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$7,915,419	$2,487,278	$266,323	$1,108,465
Investment income due and accrued
Receivable for investments sold	56,723	313
Purchase payments receivable	437	163	510	947
Due from Great West Life & Annuity Insurance Company

Total assets	7,972,579	2,487,754	266,833	1,109,412

LIABILITIES:
Payable for investments purchased			510	947
Redemptions payable	57,160	476
Due to Great West Life & Annuity Insurance Company	541	72	17	90

Total liabilities	57,701	548	527	1,037

NET ASSETS	$7,914,878	$2,487,206	$266,306	$1,108,375

NET ASSETS REPRESENTED BY:
Accumulation units	$7,914,878	$2,487,206	$266,306	$1,108,375
Contracts in payout phase

NET ASSETS	$7,914,878	$2,487,206	$266,306	$1,108,375

ACCUMULATION UNITS OUTSTANDING	400,204	139,640	10,697	91,874

UNIT VALUE (ACCUMULATION)	$19.78	$17.81	$24.90	$12.06

(1) Cost of investments:	$10,833,967	$2,539,448	$255,504	$726,935
Shares of investments:	914,021	274,231	5,913	16,972

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$34,355	$		$238,281	$4,249	$30,495	$132,709

EXPENSES:
Mortality and expense risk	13,050		89,230	92,409	1,234	84,030	86,995

NET INVESTMENT INCOME (LOSS)	21,305		(89,230)	145,872	3,015	(53,535)	45,714

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	181,045		412,970	368,624	4,628	233,978	821,905
Realized gain distributions				709,371	4,011	744,478

Net realized gain (loss) on investments	181,045		412,970	1,077,995	8,639	978,456	821,905

Change in net unrealized appreciation (depreciation) on investments	(48,457)		(388,031)	832,271	5,595	(84,151)	(2,350,295)

Net realized and unrealized gain (loss) on investments	132,588		24,939	1,910,266	14,234	894,305	(1,528,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,893		$(64,291)	$2,056,138	$17,249	$840,770	$(1,482,676)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST	COLUMBIA MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$7,886	$23,226	$1,470	$22,534	$69,704	$330,845

EXPENSES:
Mortality and expense risk	12,592	12,521	488	24,568	25,041	301,509

NET INVESTMENT INCOME (LOSS)	(4,706)	10,705	982	(2,034)	44,663	29,336

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,014	(571,700)	591	(271,244)	(36,494)	1,074,214
Realized gain distributions		331,722	741	531,255	53,688	3,478,020

Net realized gain (loss) on investments	10,014	(239,978)	1,332	260,011	17,194	4,552,234

Change in net unrealized appreciation (depreciation) on investments	135,663	779,155	386	288,811	172,138	(1,665,517)

Net realized and unrealized gain (loss) on investments	145,677	539,177	1,718	548,822	189,332	2,886,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,971	$549,882	$2,700	$546,788	$233,995	$2,916,053

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE I FUND

INVESTMENT INCOME:
Dividends	$22,849	$		$1,634,565	$796,372	$159,500	$574,143

EXPENSES:
Mortality and expense risk	586,519		351	158,962	499,022	90,866	81,964

NET INVESTMENT INCOME (LOSS)	(563,670)		(351)	1,475,603	297,350	68,634	492,179

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,249,029		(104)	1,035,513	11,661,622	(21,533)	(143,821)
Realized gain distributions	6,152,640		3,053	5,670,662	347,180	34,374	729,137

Net realized gain (loss) on investments	9,401,669		2,949	6,706,175	12,008,802	12,841	585,316

Change in net unrealized appreciation (depreciation) on investments	(9,147,311)		(963)	(518,712)	(5,941,819)	171,756	900,953

Net realized and unrealized gain (loss) on investments	254,358		1,986	6,187,463	6,066,983	184,597	1,486,269

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(309,312)		$1,635	$7,663,066	$6,364,333	$253,231	$1,978,448

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2035 FUND
		(1)	(2)	(1)	(2)	(1)

INVESTMENT INCOME:
Dividends	$146	$89,551	$6,623	$90,432	$5,836	$85,997

EXPENSES:
Mortality and expense risk	370,904	21,538	9,379	20,624	8,770	14,678

NET INVESTMENT INCOME (LOSS)	(370,758)	68,013	(2,756)	69,808	(2,934)	71,319

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		9,501	(377,887)	7,882	(418,523)	6,154
Realized gain distributions		42,934	85,805	60,546	113,374	83,467

Net realized gain (loss) on investments	0	52,435	(292,082)	68,428	(305,149)	89,621

Change in net unrealized appreciation (depreciation) on investments		48,659	419,039	64,473	433,139	98,168

Net realized and unrealized gain (loss) on investments	0	101,094	126,957	132,901	127,990	187,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(370,758)	$169,107	$124,201	$202,709	$125,056	$259,108

	(1) For the period April 25, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND
	(1)	(2)	(1)	(2)	(1)

INVESTMENT INCOME:
Dividends	$3,702	$48,044	$1,659	$27,364	$1,215	$966,538

EXPENSES:
Mortality and expense risk	5,517	11,469	4,085	4,840	1,918	140,586

NET INVESTMENT INCOME (LOSS)	(1,815)	36,575	(2,426)	22,524	(703)	825,952

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(448,967)	10,725	(298,635)	10,303	(173,233)	537,986
Realized gain distributions	148,234	43,489	105,016	20,630	65,031	245,481

Net realized gain (loss) on investments	(300,733)	54,214	(193,619)	30,933	(108,202)	783,467

Change in net unrealized appreciation (depreciation) on investments	437,577	66,573	268,331	38,417	160,662	2,641,770

Net realized and unrealized gain (loss) on investments	136,844	120,787	74,712	69,350	52,460	3,425,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,029	$157,362	$72,286	$91,874	$51,757	$4,251,189

	(1) For the period January 1, 2016 to April 25, 2016.
	(2) For the period April 25, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND

INVESTMENT INCOME:
Dividends	$6,268	$200,858	$2,087,802	$2,971,969	$675,482	$291,129

EXPENSES:
Mortality and expense risk	63,135	237,803	352,076	266,131	68,804	239,279

NET INVESTMENT INCOME (LOSS)	(56,867)	(36,945)	1,735,726	2,705,838	606,678	51,850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	430,221	2,472,144	(873,849)	1,074,143	(878,297)	1,186,930
Realized gain distributions	238,884	633,124	5,747,029	7,828,386	726,874	1,528,807

Net realized gain (loss) on investments	669,105	3,105,268	4,873,180	8,902,529	(151,423)	2,715,737

Change in net unrealized appreciation (depreciation) on investments	1,195,699	(2,002,679)	3,788,186	24,157	2,011,775	3,924,086

Net realized and unrealized gain (loss) on investments	1,864,804	1,102,589	8,661,366	8,926,686	1,860,352	6,639,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,807,937	$1,065,644	$10,397,092	$11,632,524	$2,467,030	$6,691,673

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO AMERICAN FRANCHISE FUND
		(1)

INVESTMENT INCOME:
Dividends	$		$2,874,564	$315,563	$42,156	$412,219	$

EXPENSES:
Mortality and expense risk		19,520	1,753,993	477,952	274,398	217,550		7,336

NET INVESTMENT INCOME (LOSS)		(19,520)	1,120,571	(162,389)	(232,242)	194,669		(7,336)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(10,115,341)	3,262,774	(950,156)	5,751,054	52,126		8,993
Realized gain distributions			14,247,406	1,722,952	2,962,289	74,769		29,953

Net realized gain (loss) on investments		(10,115,341)	17,510,180	772,796	8,713,343	126,895		38,946

Change in net unrealized appreciation (depreciation) on investments		9,096,946	(206,248)	7,303,080	(3,976,056)	(246,413)		(22,089)

Net realized and unrealized gain (loss) on investments		(1,018,395)	17,303,932	8,075,876	4,737,287	(119,518)		16,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(1,037,915)	$18,424,503	$7,913,487	$4,505,045	$75,151		$9,521

	(1) For the period January 1, 2016 to March 10, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND		INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS FUND

INVESTMENT INCOME:
Dividends	$		$71,874	$		$		$18,052	$198

EXPENSES:
Mortality and expense risk		8,027	16,625		11,213		7,848	15,503	645

NET INVESTMENT INCOME (LOSS)		(8,027)	55,249		(11,213)		(7,848)	2,549	(447)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(516,575)	(65,733)		70,507		72,786	166,223	714
Realized gain distributions		9,621	192,383		27,451		120,890		4,308

Net realized gain (loss) on investments		(506,954)	126,650		97,958		193,676	166,223	5,022

Change in net unrealized appreciation (depreciation) on investments		728,661	364,403		(99,935)		(47,965)	(161,003)	(4,924)

Net realized and unrealized gain (loss) on investments		221,707	491,053		(1,977)		145,711	5,220	98

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$213,680	$546,302		$(13,190)		$137,863	$7,769	$(349)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS GLOBAL RESEARCH FUND	JANUS TWENTY FUND	JENSEN QUALITY GROWTH FUND		LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY EPOCH US SMALL CAP FUND		MFS GROWTH FUND

INVESTMENT INCOME:
Dividends	$5,835	$37,289	$7,524	$		$317	$

EXPENSES:
Mortality and expense risk	7,717	40,836	8,409		8,450	942		632

NET INVESTMENT INCOME (LOSS)	(1,882)	(3,547)	(885)		(8,450)	(625)		(632)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	39,557	199,661	89,877		(87,601)	20,300		997
Realized gain distributions		49,169	30,678		102,396			2,660

Net realized gain (loss) on investments	39,557	248,830	120,555		14,795	20,300		3,657

Change in net unrealized appreciation (depreciation) on investments	(31,833)	(151,792)	(14,923)		275,725	(7,990)		(285)

Net realized and unrealized gain (loss) on investments	7,724	97,038	105,632		290,520	12,310		3,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,842	$93,491	$104,747		$282,070	$11,685		$2,740

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$2,221	$84,748	$564,478	$54,499	$202,660	$52,494

EXPENSES:
Mortality and expense risk	26,924	86,217	89,678	15,992	13,761	10,566

NET INVESTMENT INCOME (LOSS)	(24,703)	(1,469)	474,800	38,507	188,899	41,928

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	141,762	651,621	(560,584)	43,973	(122,216)	(215,807)
Realized gain distributions	118,225			145,381

Net realized gain (loss) on investments	259,987	651,621	(560,584)	189,354	(122,216)	(215,807)

Change in net unrealized appreciation (depreciation) on investments	(377,928)	(795,453)	528,375	311,148	430,663	113,895

Net realized and unrealized gain (loss) on investments	(117,941)	(143,832)	(32,209)	500,502	308,447	(101,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(142,644)	$(145,301)	$442,591	$539,009	$497,346	$(59,984)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND		VICTORY RS SELECT GROWTH FUND		VICTORY RS SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$		$26,543	$		$

EXPENSES:
Mortality and expense risk		61,528	6,524		2,066		10,657

NET INVESTMENT INCOME (LOSS)		(61,528)	20,019		(2,066)		(10,657)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,726,085)	(273,989)		10,678		124,727
Realized gain distributions		975,825	263,783		8,709

Net realized gain (loss) on investments		(750,260)	(10,206)		19,387		124,727

Change in net unrealized appreciation (depreciation) on investments		1,390,773	404,234		(2,488)		(127,103)

Net realized and unrealized gain (loss) on investments		640,513	394,028		16,899		(2,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$578,985	$414,047		$14,833		$(13,033)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,305	$19,465	$(89,230)	$(108,004)	$145,872	$222,698
Net realized gain (loss) on investments	181,045	95,357	412,970	464,939	1,077,995	1,254,180
Change in net unrealized appreciation (depreciation) on investments	(48,457)	(99,657)	(388,031)	(630,536)	832,271	(1,512,820)

Increase (decrease) in net assets resulting from operations	153,893	15,165	(64,291)	(273,601)	2,056,138	(35,942)

CONTRACT TRANSACTIONS:
Purchase payments received	14,353	25,861	384,902	393,712	519,097	558,719
Transfers for contract benefits and terminations	(496,671)	(155,263)	(1,289,746)	(1,048,209)	(2,358,774)	(1,325,389)
Net transfers	445,091	(47,146)	(636,833)	(276,773)	(163,149)	1,319,878
Contract maintenance charges	(3,738)	(2,445)	(3,010)	(3,348)	(7,340)	(11,583)
Other, net	4,181	2,119	3,476	(7,613)	6,259	24,832
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(36,784)	(176,874)	(1,541,211)	(942,231)	(2,003,907)	566,457

Total increase (decrease) in net assets	117,109	(161,709)	(1,605,502)	(1,215,832)	52,231	530,515

NET ASSETS:
Beginning of period	1,682,146	1,843,855	12,220,115	13,435,947	12,792,161	12,261,646

End of period	$1,799,255	$1,682,146	$10,614,613	$12,220,115	$12,844,392	$12,792,161

CHANGES IN UNITS OUTSTANDING:
Units issued	38,765	30,428	29,513	60,077	91,285	136,651
Units redeemed	(40,418)	(40,585)	(95,553)	(91,850)	(142,759)	(124,105)

Net increase (decrease)	(1,653)	(10,157)	(66,040)	(31,773)	(51,474)	12,546

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND		AMERICAN FUNDS THE GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,015	$1,872	$(53,535)	$(60,789)	$45,714	$(32,821)
Net realized gain (loss) on investments	8,639	15,520	978,456	2,301,841	821,905	1,629,360
Change in net unrealized appreciation (depreciation) on investments	5,595	(26,215)	(84,151)	(1,527,861)	(2,350,295)	(2,264,849)

Increase (decrease) in net assets resulting from operations	17,249	(8,823)	840,770	713,191	(1,482,676)	(668,310)

CONTRACT TRANSACTIONS:
Purchase payments received			729,198	1,170,028	761,361	1,288,810
Transfers for contract benefits and terminations	(9,778)	(13,354)	(1,208,324)	(1,591,955)	(1,548,670)	(1,744,896)
Net transfers	113,439		54,993	(3,190,655)	(2,167,689)	(3,593,742)
Contract maintenance charges			(7,488)	(17,996)	(8,966)	(31,716)
Other, net			1,336	(21,592)	24,440	(869)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	103,661	(13,354)	(430,285)	(3,652,170)	(2,939,524)	(4,082,413)

Total increase (decrease) in net assets	120,910	(22,177)	410,485	(2,938,979)	(4,422,200)	(4,750,723)

NET ASSETS:
Beginning of period	127,972	150,149	12,408,985	15,347,964	15,911,053	20,661,776

End of period	$248,882	$127,972	$12,819,470	$12,408,985	$11,488,853	$15,911,053

CHANGES IN UNITS OUTSTANDING:
Units issued	6,177		139,017	190,811	94,610	215,273
Units redeemed	(620)	(755)	(165,525)	(384,147)	(284,378)	(455,492)

Net increase (decrease)	5,557	(755)	(26,508)	(193,336)	(189,768)	(240,219)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST		COLUMBIA MID CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,706)	$(11,355)	$10,705	$(16,284)	$982	$897
Net realized gain (loss) on investments	10,014	4,612	(239,978)	267,541	1,332	11,303
Change in net unrealized appreciation (depreciation) on investments	135,663	(62,913)	779,155	(535,651)	386	(12,097)

Increase (decrease) in net assets resulting from operations	140,971	(69,656)	549,882	(284,394)	2,700	103

CONTRACT TRANSACTIONS:
Purchase payments received			398,720	629,537
Transfers for contract benefits and terminations	(125,719)	(86,689)	(555,947)	(786,889)	(4,550)	(37,286)
Net transfers	(31,626)	(29,593)	(398,186)	(3,739,965)
Contract maintenance charges	(372)	764	(16,297)	(33,872)
Other, net	(571)	(1,130)	(5,894)	16,375
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(158,288)	(116,648)	(577,604)	(3,914,814)	(4,550)	(37,286)

Total increase (decrease) in net assets	(17,317)	(186,304)	(27,722)	(4,199,208)	(1,850)	(37,183)

NET ASSETS:
Beginning of period	1,395,673	1,581,977	4,766,816	8,966,024	68,437	105,620

End of period	$1,378,356	$1,395,673	$4,739,094	$4,766,816	$66,587	$68,437

CHANGES IN UNITS OUTSTANDING:
Units issued	37	327	121,525	164,577
Units redeemed	(10,401)	(8,253)	(160,736)	(405,772)	(222)	(1,741)

Net increase (decrease)	(10,364)	(7,926)	(39,211)	(241,195)	(222)	(1,741)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DAVIS NEW YORK VENTURE FUND		FEDERATED EQUITY INCOME FUND, INC		FIDELITY VIP CONTRAFUND PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,034)	$(5,046)	$44,663	$45,110	$29,336	$141,704
Net realized gain (loss) on investments	260,011	831,697	17,194	138,914	4,552,234	5,078,461
Change in net unrealized appreciation (depreciation) on investments	288,811	(734,129)	172,138	(409,536)	(1,665,517)	(5,202,840)

Increase (decrease) in net assets resulting from operations	546,788	92,522	233,995	(225,512)	2,916,053	17,325

CONTRACT TRANSACTIONS:
Purchase payments received	210,715	188,159	80,324	115,706	1,859,999	1,834,176
Transfers for contract benefits and terminations	(554,679)	(331,956)	(484,694)	(484,273)	(4,652,914)	(4,132,226)
Net transfers	430,480	(13,644)	(138,871)	(713,555)	(2,614,708)	660,465
Contract maintenance charges	(4,118)	(464)	(769)	(1,314)	(18,758)	(15,888)
Other, net	6,493	11,322	5,549	(1,672)	(2,723)	(5,010)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	88,891	(146,583)	(538,461)	(1,085,108)	(5,429,104)	(1,658,483)

Total increase (decrease) in net assets	635,679	(54,061)	(304,466)	(1,310,620)	(2,513,051)	(1,641,158)

NET ASSETS:
Beginning of period	4,021,614	4,075,675	3,281,180	4,591,800	44,432,915	46,074,073

End of period	$4,657,293	$4,021,614	$2,976,714	$3,281,180	$41,919,864	$44,432,915

CHANGES IN UNITS OUTSTANDING:
Units issued	136,071	35,490	10,387	20,739	131,920	219,984
Units redeemed	(125,533)	(45,541)	(43,164)	(81,366)	(289,086)	(267,614)

Net increase (decrease)	10,538	(10,051)	(32,777)	(60,627)	(157,166)	(47,630)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(563,670)	$(480,824)	$(351)	$(380)	$1,475,603	$1,585,419
Net realized gain (loss) on investments	9,401,669	5,886,313	2,949	4,271	6,706,175	15,801,274
Change in net unrealized appreciation (depreciation) on investments	(9,147,311)	(1,120,075)	(963)	(5,187)	(518,712)	(17,703,056)

Increase (decrease) in net assets resulting from operations	(309,312)	4,285,414	1,635	(1,296)	7,663,066	(316,363)

CONTRACT TRANSACTIONS:
Purchase payments received	726,491	917,001			5,953,773	6,777,657
Transfers for contract benefits and terminations	(7,431,326)	(7,442,609)	(403)	(684)	(5,801,950)	(5,114,736)
Net transfers	(2,172,878)	(1,464,619)			(766,600)	(11,525,582)
Contract maintenance charges	(16,473)	(16,545)			(40,759)	(41,134)
Other, net	72,508	1,649			(39,425)	(220,118)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(8,821,678)	(8,005,123)	(403)	(684)	(694,961)	(10,123,913)

Total increase (decrease) in net assets	(9,130,990)	(3,719,709)	1,232	(1,980)	6,968,105	(10,440,276)

NET ASSETS:
Beginning of period	67,610,865	71,330,574	47,485	49,465	73,727,653	84,167,929

End of period	$58,479,875	$67,610,865	$48,717	$47,485	$80,695,758	$73,727,653

CHANGES IN UNITS OUTSTANDING:
Units issued	66,590	157,880			290,595	346,381
Units redeemed	(338,107)	(387,635)	(31)	(45)	(325,154)	(666,272)

Net increase (decrease)	(271,517)	(229,755)	(31)	(45)	(34,559)	(319,891)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$297,350	$298,684	$68,634	$200,699	$492,179	$705,783
Net realized gain (loss) on investments	12,008,802	7,377,298	12,841	(57,781)	585,316	1,368,652
Change in net unrealized appreciation (depreciation) on investments	(5,941,819)	(12,066,688)	171,756	(181,439)	900,953	(2,389,326)

Increase (decrease) in net assets resulting from operations	6,364,333	(4,390,706)	253,231	(38,521)	1,978,448	(314,891)

CONTRACT TRANSACTIONS:
Purchase payments received	836,887	1,066,597	761,231	932,259	4,055,543	4,104,670
Transfers for contract benefits and terminations	(7,456,089)	(6,232,488)	(3,066,946)	(3,019,930)	(3,713,366)	(4,638,395)
Net transfers	(3,837,449)	1,033,313	1,438,181	(1,508,332)	936,254	(6,794,693)
Contract maintenance charges	(25,765)	(23,447)	(34,785)	(45,281)	(12,331)	(13,665)
Other, net	(6,448)	(30,858)	41,490	43,817	11,819	47,289
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,488,864)	(4,186,883)	(860,829)	(3,597,467)	1,277,919	(7,294,794)

Total increase (decrease) in net assets	(4,124,531)	(8,577,589)	(607,598)	(3,635,988)	3,256,367	(7,609,685)

NET ASSETS:
Beginning of period	58,334,815	66,912,404	16,383,053	20,019,041	32,339,335	39,949,020

End of period	$54,210,284	$58,334,815	$15,775,455	$16,383,053	$35,595,702	$32,339,335

CHANGES IN UNITS OUTSTANDING:
Units issued	76,579	175,677	223,238	268,536	271,552	253,530
Units redeemed	(261,258)	(240,451)	(263,539)	(444,716)	(212,547)	(552,599)

Net increase (decrease)	(184,679)	(64,774)	(40,301)	(176,180)	59,005	(299,069)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2015 FUND II
	2016	2015	2016	2016	2015
			(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(370,758)	$(388,474)	$68,013	$(2,756)	$58,896
Net realized gain (loss) on investments			52,435	(292,082)	260,977
Change in net unrealized appreciation (depreciation) on investments			48,659	419,039	(396,289)

Increase (decrease) in net assets resulting from operations	(370,758)	(388,474)	169,107	124,201	(76,416)

CONTRACT TRANSACTIONS:
Purchase payments received	905,690	799,676	293,215	52,685	470,509
Transfers for contract benefits and terminations	(6,394,835)	(7,771,595)	(728,443)	(133,655)	(890,014)
Net transfers	6,229,557	2,469,575	5,354,340	(4,770,676)	307,547
Contract maintenance charges	(130,493)	(118,953)	(286)	(483)	(633)
Other, net	78,015	8,404	(2,946)	(7,597)	(41,391)
Adjustments to net assets allocated to contracts in payout phase	2,871	4,077

Increase (decrease) in net assets resulting from contract transactions	690,805	(4,608,816)	4,915,880	(4,859,726)	(153,982)

Total increase (decrease) in net assets	320,047	(4,997,290)	5,084,987	(4,735,525)	(230,398)

NET ASSETS:
Beginning of period	45,827,371	50,824,661	0	4,735,525	4,965,923

End of period	$46,147,418	$45,827,371	$5,084,987	$0	$4,735,525

CHANGES IN UNITS OUTSTANDING:
Units issued	646,339	478,779	327,500	8,231	90,739
Units redeemed	(625,683)	(762,046)	(45,200)	(302,145)	(99,283)

Net increase (decrease)	20,656	(283,267)	282,300	(293,914)	(8,544)

	(1) For the period April 25, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2035 FUND II
	2016	2016	2015	2016	2016	2015
	(1)	(2)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$69,808	$(2,934)	$65,754	$71,319	$(1,815)	$53,507
Net realized gain (loss) on investments	68,428	(305,149)	399,221	89,621	(300,733)	384,616
Change in net unrealized appreciation (depreciation) on investments	64,473	433,139	(577,712)	98,168	437,577	(514,506)

Increase (decrease) in net assets resulting from operations	202,709	125,056	(112,737)	259,108	135,029	(76,383)

CONTRACT TRANSACTIONS:
Purchase payments received	265,925	126,663	560,738	461,006	221,587	670,664
Transfers for contract benefits and terminations	(649,027)	(316,387)	(904,265)	(262,573)	(86,685)	(912,400)
Net transfers	5,189,509	(4,537,768)	975,351	4,705,367	(4,174,600)	198,779
Contract maintenance charges	(239)	(896)	(947)	(296)	(785)	(982)
Other, net	10,072	(41,455)	20,845	(27,986)	8,428	(97)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,816,240	(4,769,843)	651,722	4,875,518	(4,032,055)	(44,036)

Total increase (decrease) in net assets	5,018,949	(4,644,787)	538,985	5,134,626	(3,897,026)	(120,419)

NET ASSETS:
Beginning of period	0	4,644,787	4,105,802	0	3,897,026	4,017,445

End of period	$5,018,949	$0	$4,644,787	$5,134,626	$0	$3,897,026

CHANGES IN UNITS OUTSTANDING:
Units issued	294,916	17,996	109,103	259,002	18,157	93,076
Units redeemed	(44,379)	(282,771)	(72,525)	(20,880)	(221,242)	(94,696)

Net increase (decrease)	250,537	(264,775)	36,578	238,122	(203,085)	(1,620)

	(1) For the period April 25, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2045 FUND II		GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LIFETIME 2055 FUND II
	2016	2016	2015	2016	2016	2015
	(1)	(2)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,575	$(2,426)	$32,210	$22,524	$(703)	$19,768
Net realized gain (loss) on investments	54,214	(193,619)	255,441	30,933	(108,202)	128,037
Change in net unrealized appreciation (depreciation) on investments	66,573	268,331	(354,435)	38,417	160,662	(192,971)

Increase (decrease) in net assets resulting from operations	157,362	72,286	(66,784)	91,874	51,757	(45,166)

CONTRACT TRANSACTIONS:
Purchase payments received	517,502	200,428	667,034	362,462	138,535	489,179
Transfers for contract benefits and terminations	(481,639)	(226,459)	(355,888)	(198,943)	(16,666)	(243,310)
Net transfers	2,763,933	(2,612,105)	(155,687)	1,415,711	(1,641,357)	(337,047)
Contract maintenance charges	(212)	(586)	(688)	(112)	(178)	(246)
Other, net	(4,846)	3,019	(4,604)	(29,907)	1,843	398
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,794,738	(2,635,703)	150,167	1,549,211	(1,517,823)	(91,026)

Total increase (decrease) in net assets	2,952,100	(2,563,417)	83,383	1,641,085	(1,466,066)	(136,192)

NET ASSETS:
Beginning of period	0	2,563,417	2,480,034	0	1,466,066	1,602,258

End of period	$2,952,100	$0	$2,563,417	$1,641,085	$0	$1,466,066

CHANGES IN UNITS OUTSTANDING:
Units issued	179,931	13,576	46,710	109,841	7,851	34,448
Units redeemed	(40,895)	(145,872)	(39,066)	(32,594)	(83,816)	(39,339)

Net increase (decrease)	139,036	(132,296)	7,644	77,247	(75,965)	(4,891)

	(1) For the period April 25, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$825,952	$871,509	$(56,867)	$(48,650)	$(36,945)	$23,054
Net realized gain (loss) on investments	783,467	2,084,114	669,105	1,009,731	3,105,268	96,156
Change in net unrealized appreciation (depreciation) on investments	2,641,770	(5,978,831)	1,195,699	(1,339,291)	(2,002,679)	1,351,347

Increase (decrease) in net assets resulting from operations	4,251,189	(3,023,208)	1,807,937	(378,210)	1,065,644	1,470,557

CONTRACT TRANSACTIONS:
Purchase payments received	2,297,416	2,598,590	250,605	334,105	1,326,171	1,171,714
Transfers for contract benefits and terminations	(3,802,165)	(4,337,770)	(1,324,560)	(656,468)	(4,949,531)	(2,622,435)
Net transfers	(102,565)	(1,867,187)	(438,619)	(162,860)	(852,091)	6,481,097
Contract maintenance charges	(15,200)	(13,133)	(3,609)	(3,569)	(41,424)	(37,107)
Other, net	(5,810)	20,880	8,384	13,684	(9,218)	17,085
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,628,324)	(3,598,620)	(1,507,799)	(475,108)	(4,526,093)	5,010,354

Total increase (decrease) in net assets	2,622,865	(6,621,828)	300,138	(853,318)	(3,460,449)	6,480,911

NET ASSETS:
Beginning of period	40,020,566	46,642,394	8,673,354	9,526,672	35,038,614	28,557,703

End of period	$42,643,431	$40,020,566	$8,973,492	$8,673,354	$31,578,165	$35,038,614

CHANGES IN UNITS OUTSTANDING:
Units issued	149,658	141,752	23,988	39,187	147,770	487,214
Units redeemed	(185,769)	(239,633)	(64,703)	(57,509)	(314,421)	(269,790)

Net increase (decrease)	(36,111)	(97,881)	(40,715)	(18,322)	(166,651)	217,424

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,735,726	$2,895,674	$2,705,838	$2,870,838	$606,678	$846,026
Net realized gain (loss) on investments	4,873,180	15,795,804	8,902,529	19,046,564	(151,423)	7,070,077
Change in net unrealized appreciation (depreciation) on investments	3,788,186	(19,047,961)	24,157	(22,693,788)	2,011,775	(7,402,157)

Increase (decrease) in net assets resulting from operations	10,397,092	(356,483)	11,632,524	(776,386)	2,467,030	513,946

CONTRACT TRANSACTIONS:
Purchase payments received	9,680,422	10,921,324	10,349,584	11,318,641	2,823,458	5,865,408
Transfers for contract benefits and terminations	(11,162,235)	(14,056,929)	(10,330,400)	(12,577,986)	(2,537,091)	(5,244,457)
Net transfers	(3,310,630)	(44,502,559)	(4,252,580)	(20,156,098)	(1,773,091)	(37,919,023)
Contract maintenance charges	(64,860)	(74,440)	(66,934)	(68,918)	(18,290)	(28,047)
Other, net	(166,328)	(87,801)	(99,857)	(301,633)	(140,401)	45,263
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,023,631)	(47,800,405)	(4,400,187)	(21,785,994)	(1,645,415)	(37,280,856)

Total increase (decrease) in net assets	5,373,461	(48,156,888)	7,232,337	(22,562,380)	821,615	(36,766,910)

NET ASSETS:
Beginning of period	136,267,029	184,423,917	134,764,800	157,327,180	37,331,891	74,098,801

End of period	$141,640,490	$136,267,029	$141,997,137	$134,764,800	$38,153,506	$37,331,891

CHANGES IN UNITS OUTSTANDING:
Units issued	443,604	698,889	442,135	566,616	186,103	289,674
Units redeemed	(626,069)	(2,335,946)	(601,322)	(1,287,015)	(256,174)	(1,734,402)

Net increase (decrease)	(182,465)	(1,637,057)	(159,187)	(720,399)	(70,071)	(1,444,728)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST STOCK INDEX FUND
	2016	2015	2016	2015	2016	2015
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$51,850	$58,898	$(19,520)	$(132,547)	$1,120,571	$1,112,841
Net realized gain (loss) on investments	2,715,737	3,189,286	(10,115,341)	8,385,340	17,510,180	11,583,527
Change in net unrealized appreciation (depreciation) on investments	3,924,086	(3,871,698)	9,096,946	(8,756,726)	(206,248)	(13,318,493)

Increase (decrease) in net assets resulting from operations	6,691,673	(623,514)	(1,037,915)	(503,933)	18,424,503	(622,125)

CONTRACT TRANSACTIONS:
Purchase payments received	726,173	733,664	401	3,204	1,592,122	1,981,686
Transfers for contract benefits and terminations	(3,612,944)	(1,957,943)	(137,263)	(1,432,699)	(20,001,792)	(21,691,473)
Net transfers	10,081,360	(41,763)	(10,585,077)	(242,589)	(4,729,475)	(3,839,732)
Contract maintenance charges	(10,764)	(11,942)	(2,807)	(3,621)	(54,665)	(27,886)
Other, net	(5,447)	(26,903)	(3,833)	(8,495)	52,971	109,523
Adjustments to net assets allocated to contracts in payout phase					(65,914)	6,907

Increase (decrease) in net assets resulting from contract transactions	7,178,378	(1,304,887)	(10,728,579)	(1,684,200)	(23,206,753)	(23,460,975)

Total increase (decrease) in net assets	13,870,051	(1,928,401)	(11,766,494)	(2,188,133)	(4,782,250)	(24,083,100)

NET ASSETS:
Beginning of period	18,365,838	20,294,239	11,766,494	13,954,627	184,661,379	208,744,479

End of period	$32,235,889	$18,365,838	$0	$11,766,494	$179,879,129	$184,661,379

CHANGES IN UNITS OUTSTANDING:
Units issued	322,079	106,602	20	9,702	156,366	275,553
Units redeemed	(160,336)	(145,625)	(374,565)	(60,861)	(627,884)	(741,420)

Net increase (decrease)	161,743	(39,023)	(374,545)	(51,159)	(471,518)	(465,867)

	(1) For the period January 1, 2016 to March 10, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(162,389)	$150,787	$(232,242)	$(277,083)	$194,669	$302,775
Net realized gain (loss) on investments	772,796	2,195,602	8,713,343	8,766,754	126,895	142,124
Change in net unrealized appreciation (depreciation) on investments	7,303,080	(6,680,098)	(3,976,056)	(3,824,952)	(246,413)	(448,866)

Increase (decrease) in net assets resulting from operations	7,913,487	(4,333,709)	4,505,045	4,664,719	75,151	(3,967)

CONTRACT TRANSACTIONS:
Purchase payments received	710,137	911,685	4,260,945	4,276,647	373,319	569,116
Transfers for contract benefits and terminations	(6,007,563)	(5,441,779)	(6,463,545)	(6,615,752)	(3,479,591)	(3,445,494)
Net transfers	(373,684)	(566,848)	(4,481,366)	2,922,145	2,110,788	(476,997)
Contract maintenance charges	(11,003)	(9,714)	(28,761)	(24,653)	(8,913)	(8,438)
Other, net	12,376	31,204	(40,691)	(36,230)	39,198	(30,679)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,669,737)	(5,075,452)	(6,753,418)	522,157	(965,199)	(3,392,492)

Total increase (decrease) in net assets	2,243,750	(9,409,161)	(2,248,373)	5,186,876	(890,048)	(3,396,459)

NET ASSETS:
Beginning of period	49,592,175	59,001,336	81,600,738	76,413,862	24,225,325	27,621,784

End of period	$51,835,925	$49,592,175	$79,352,365	$81,600,738	$23,335,277	$24,225,325

CHANGES IN UNITS OUTSTANDING:
Units issued	105,052	144,876	154,425	223,735	159,085	65,525
Units redeemed	(256,954)	(270,200)	(278,263)	(219,531)	(185,101)	(216,407)

Net increase (decrease)	(151,902)	(125,324)	(123,838)	4,204	(26,016)	(150,882)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO AMERICAN FRANCHISE FUND		INVESCO AMERICAN VALUE FUND		INVESCO COMSTOCK FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,336)	$(8,023)	$(8,027)	$(10,741)	$55,249	$36,761
Net realized gain (loss) on investments	38,946	105,885	(506,954)	369,902	126,650	1,085,379
Change in net unrealized appreciation (depreciation) on investments	(22,089)	(66,290)	728,661	(727,969)	364,403	(1,384,337)

Increase (decrease) in net assets resulting from operations	9,521	31,572	213,680	(368,808)	546,302	(262,197)

CONTRACT TRANSACTIONS:
Purchase payments received	6,185	11,809	231,946	318,989	231,462	475,343
Transfers for contract benefits and terminations	(84,562)	(85,968)	(119,441)	(279,525)	(554,261)	(538,618)
Net transfers	(83,862)	53,898	(2,761,799)	3,471	(1,416,955)	(2,044,680)
Contract maintenance charges	(195)	(220)	(6,432)	(13,245)	(8,527)	(17,140)
Other, net	(422)	(4,631)	715	1,210	(8,786)	2,969
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(162,856)	(25,112)	(2,655,011)	30,900	(1,757,067)	(2,122,126)

Total increase (decrease) in net assets	(153,335)	6,460	(2,441,331)	(337,908)	(1,210,765)	(2,384,323)

NET ASSETS:
Beginning of period	890,009	883,549	3,574,211	3,912,119	4,680,709	7,065,032

End of period	$736,674	$890,009	$1,132,880	$3,574,211	$3,469,944	$4,680,709

CHANGES IN UNITS OUTSTANDING:
Units issued	2,266	16,946	33,328	174,862	52,574	127,438
Units redeemed	(17,343)	(19,479)	(194,977)	(173,327)	(157,454)	(247,354)

Net increase (decrease)	(15,077)	(2,533)	(161,649)	1,535	(104,880)	(119,916)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,213)	$(13,032)	$(7,848)	$(9,178)	$2,549	$(4,849)
Net realized gain (loss) on investments	97,958	191,463	193,676	177,405	166,223	36,740
Change in net unrealized appreciation (depreciation) on investments	(99,935)	(170,350)	(47,965)	(207,259)	(161,003)	(100,865)

Increase (decrease) in net assets resulting from operations	(13,190)	8,081	137,863	(39,032)	7,769	(68,974)

CONTRACT TRANSACTIONS:
Purchase payments received	6,600	12,950	41,211	34,530	84,140	96,275
Transfers for contract benefits and terminations	(84,907)	(85,625)	(162,241)	(47,460)	(266,315)	(123,370)
Net transfers	(19,972)	(68,757)	(63,919)	90,705	(153,274)	29,847
Contract maintenance charges	(547)	(586)	(1,359)	(249)	(379)	(431)
Other, net	345	(7,848)	(17,733)	(122)	(15,230)	5,947
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(98,481)	(149,866)	(204,041)	77,404	(351,058)	8,268

Total increase (decrease) in net assets	(111,671)	(141,785)	(66,178)	38,372	(343,289)	(60,706)

NET ASSETS:
Beginning of period	1,141,822	1,283,607	1,438,693	1,400,321	1,954,722	2,015,428

End of period	$1,030,151	$1,141,822	$1,372,515	$1,438,693	$1,611,433	$1,954,722

CHANGES IN UNITS OUTSTANDING:
Units issued	2,827	2,346	5,898	7,942	6,658	14,222
Units redeemed	(12,380)	(14,525)	(14,469)	(6,530)	(27,596)	(14,191)

Net increase (decrease)	(9,553)	(12,179)	(8,571)	1,412	(20,938)	31

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JANUS FUND		JANUS GLOBAL RESEARCH FUND		JANUS TWENTY FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(447)	$710	$(1,882)	$(3,169)	$(3,547)	$(26,616)
Net realized gain (loss) on investments	5,022	11,069	39,557	70,436	248,830	607,648
Change in net unrealized appreciation (depreciation) on investments	(4,924)	(8,891)	(31,833)	(92,631)	(151,792)	(428,977)

Increase (decrease) in net assets resulting from operations	(349)	2,888	5,842	(25,364)	93,491	152,055

CONTRACT TRANSACTIONS:
Purchase payments received	2		4,133	5,412	2,226	3,745
Transfers for contract benefits and terminations	(864)	(1,198)	(79,071)	(148,073)	(554,027)	(421,509)
Net transfers	1,488	12,038	(15,070)	(17,756)	(34,801)	(30,737)
Contract maintenance charges			(328)	(399)	(1,940)	(2,035)
Other, net			(164)	(604)	(2,082)	(5,387)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	626	10,840	(90,500)	(161,420)	(590,624)	(455,923)

Total increase (decrease) in net assets	277	13,728	(84,658)	(186,784)	(497,133)	(303,868)

NET ASSETS:
Beginning of period	87,950	74,222	842,081	1,028,865	4,140,136	4,444,004

End of period	$88,227	$87,950	$757,423	$842,081	$3,643,003	$4,140,136

CHANGES IN UNITS OUTSTANDING:
Units issued	206	1,406	600	2,026	233	980
Units redeemed	(161)	(516)	(11,650)	(20,821)	(46,894)	(38,639)

Net increase (decrease)	45	890	(11,050)	(18,795)	(46,661)	(37,659)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	JENSEN QUALITY GROWTH FUND		LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY EPOCH US SMALL CAP FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(885)	$(779)	$(8,450)	$(7,318)	$(625)	$(930)
Net realized gain (loss) on investments	120,555	153,371	14,795	89,386	20,300	3,208
Change in net unrealized appreciation (depreciation) on investments	(14,923)	(148,390)	275,725	(125,629)	(7,990)	(7,014)

Increase (decrease) in net assets resulting from operations	104,747	4,202	282,070	(43,561)	11,685	(4,736)

CONTRACT TRANSACTIONS:
Purchase payments received	3,295	1,448	134,209	99,983	717	1,460
Transfers for contract benefits and terminations	(240,323)	(118,885)	(258,243)	(207,764)	(34,392)	(2,148)
Net transfers	(8,877)	(50,694)	310,296	183,343		(1,328)
Contract maintenance charges	(340)	(356)	(3,669)	(1,870)	(19)	(20)
Other, net	(974)	(937)	(362)	644	(32)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(247,219)	(169,424)	182,231	74,336	(33,726)	(2,036)

Total increase (decrease) in net assets	(142,472)	(165,222)	464,301	30,775	(22,041)	(6,772)

NET ASSETS:
Beginning of period	1,017,716	1,182,938	1,492,064	1,461,289	85,731	92,503

End of period	$875,244	$1,017,716	$1,956,365	$1,492,064	$63,690	$85,731

CHANGES IN UNITS OUTSTANDING:
Units issued	1,432	2,990	48,984	42,768	43	156
Units redeemed	(12,897)	(11,696)	(39,509)	(39,255)	(2,071)	(277)

Net increase (decrease)	(11,465)	(8,706)	9,475	3,513	(2,028)	(121)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(632)	$(601)	$(24,703)	$(32,999)	$(1,469)	$(3,305)
Net realized gain (loss) on investments	3,657	26,314	259,987	681,066	651,621	1,412,602
Change in net unrealized appreciation (depreciation) on investments	(285)	(16,568)	(377,928)	(551,786)	(795,453)	(809,404)

Increase (decrease) in net assets resulting from operations	2,740	9,145	(142,644)	96,281	(145,301)	599,893

CONTRACT TRANSACTIONS:
Purchase payments received	6,749	831	100,352	153,912	913,970	1,051,735
Transfers for contract benefits and terminations	(1,434)	(64,895)	(547,634)	(306,350)	(1,684,192)	(1,774,966)
Net transfers	7,379	309	(335,943)	99,419	(1,267,464)	(1,447,263)
Contract maintenance charges	(16)	(15)	(472)	(533)	(11,639)	(13,957)
Other, net	54	96	(5,907)	(595)	(15,673)	22,794
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	12,732	(63,674)	(789,604)	(54,147)	(2,064,998)	(2,161,657)

Total increase (decrease) in net assets	15,472	(54,529)	(932,248)	42,134	(2,210,299)	(1,561,764)

NET ASSETS:
Beginning of period	145,872	200,401	3,827,670	3,785,536	14,544,034	16,105,798

End of period	$161,344	$145,872	$2,895,422	$3,827,670	$12,333,735	$14,544,034

CHANGES IN UNITS OUTSTANDING:
Units issued	1,249	114	9,559	36,775	95,110	170,149
Units redeemed	(695)	(3,259)	(55,938)	(38,547)	(187,407)	(266,543)

Net increase (decrease)	554	(3,145)	(46,379)	(1,772)	(92,297)	(96,394)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PIMCO TOTAL RETURN FUND		PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD ADVANTAGE FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$474,800	$564,428	$38,507	$28,343	$188,899	$186,318
Net realized gain (loss) on investments	(560,584)	530,017	189,354	275,797	(122,216)	(69,827)
Change in net unrealized appreciation (depreciation) on investments	528,375	(1,081,721)	311,148	(316,818)	430,663	(302,496)

Increase (decrease) in net assets resulting from operations	442,591	12,724	539,009	(12,678)	497,346	(186,005)

CONTRACT TRANSACTIONS:
Purchase payments received	1,151,182	1,468,433	271,368	176,721	216,523	241,340
Transfers for contract benefits and terminations	(3,250,041)	(2,816,252)	(715,514)	(300,476)	(854,536)	(490,084)
Net transfers	(2,243,618)	(382,705)	1,323,012	493,987	659,455	(184,949)
Contract maintenance charges	(229,922)	(105,854)	(8,934)	(5,556)	(9,858)	(11,998)
Other, net	25,552	36,070	(11,627)	(1,314)	6,757	7,315
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,546,847)	(1,800,308)	858,305	363,362	18,341	(438,376)

Total increase (decrease) in net assets	(4,104,256)	(1,787,584)	1,397,314	350,684	515,687	(624,381)

NET ASSETS:
Beginning of period	23,127,254	24,914,838	2,266,300	1,915,616	3,223,027	3,847,408

End of period	$19,022,998	$23,127,254	$3,663,614	$2,266,300	$3,738,714	$3,223,027

CHANGES IN UNITS OUTSTANDING:
Units issued	141,482	335,755	119,434	77,325	103,804	96,318
Units redeemed	(368,117)	(427,563)	(83,457)	(66,617)	(101,838)	(123,473)

Net increase (decrease)	(226,635)	(91,808)	35,977	10,708	1,966	(27,155)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41,928	$13,835	$(61,528)	$(72,804)	$20,019	$2,064
Net realized gain (loss) on investments	(215,807)	198,833	(750,260)	2,600,828	(10,206)	75,460
Change in net unrealized appreciation (depreciation) on investments	113,895	(57,792)	1,390,773	(2,868,580)	404,234	(235,666)

Increase (decrease) in net assets resulting from operations	(59,984)	154,876	578,985	(340,556)	414,047	(158,142)

CONTRACT TRANSACTIONS:
Purchase payments received	255,889	283,134	350,719	412,650	128,813	135,805
Transfers for contract benefits and terminations	(454,131)	(257,856)	(1,297,151)	(979,673)	(205,538)	(155,507)
Net transfers	569,983	(1,730,076)	(455,243)	(1,210,657)	621,973	(234,352)
Contract maintenance charges	(8,868)	(8,502)	(1,644)	(1,792)	(3,351)	(3,190)
Other, net	(1,432)	2,947	40,510	14,475	(5,584)	(278)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	361,441	(1,710,353)	(1,362,809)	(1,764,997)	536,313	(257,522)

Total increase (decrease) in net assets	301,457	(1,555,477)	(783,824)	(2,105,553)	950,360	(415,664)

NET ASSETS:
Beginning of period	2,050,463	3,605,940	8,698,702	10,804,255	1,536,846	1,952,510

End of period	$2,351,920	$2,050,463	$7,914,878	$8,698,702	$2,487,206	$1,536,846

CHANGES IN UNITS OUTSTANDING:
Units issued	200,281	109,686	32,371	162,552	93,125	59,530
Units redeemed	(163,025)	(272,123)	(104,562)	(249,967)	(61,765)	(78,279)

Net increase (decrease)	37,256	(162,437)	(72,191)	(87,415)	31,360	(18,749)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	VICTORY RS SELECT GROWTH FUND		VICTORY RS SMALL CAP GROWTH FUND
	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,066)	$(2,672)	$(10,657)	$(13,908)
Net realized gain (loss) on investments	19,387	44,294	124,727	107,278
Change in net unrealized appreciation (depreciation) on investments	(2,488)	(44,728)	(127,103)	(116,059)

Increase (decrease) in net assets resulting from operations	14,833	(3,106)	(13,033)	(22,689)

CONTRACT TRANSACTIONS:
Purchase payments received	10,518	12,180	22,204	11,392
Transfers for contract benefits and terminations	(40,337)	(34,575)	(197,837)	(111,846)
Net transfers	(17,034)	(10,953)	(23,057)	157,520
Contract maintenance charges	(85)	(88)	(595)	(665)
Other, net	667	(2,627)	46	(10,542)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(46,271)	(36,063)	(199,239)	45,859

Total increase (decrease) in net assets	(31,438)	(39,169)	(212,272)	23,170

NET ASSETS:
Beginning of period	297,744	336,913	1,320,647	1,297,477

End of period	$266,306	$297,744	$1,108,375	$1,320,647

CHANGES IN UNITS OUTSTANDING:
Units issued	562	3,712	2,027	5,751
Units redeemed	(2,584)	(5,709)	(19,660)	(11,568)

Net increase (decrease)	(2,022)	(1,997)	(17,633)	(5,817)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

Application of Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). The update required assets using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2016. The Series Account adopted ASU No. 2015-07 for its fiscal year beginning January 1, 2016. The adoption of this ASU did not have a material effect on the Series Account’s financial position or results of operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

Investment Division		Purchases		Sales
Alger Balanced Portfolio	$	700,865	$	716,349
Alger Mid Cap Growth Portfolio		449,251		2,079,769
American Century Investments Equity Income Fund		2,694,670		3,843,201
American Century Investments Income & Growth Fund		121,699		11,005
American Funds The Growth Fund of America		2,327,887		2,067,218
Artisan International Fund		613,570		3,507,542
Clearbridge Value Trust		7,988		170,977
Columbia Mid Cap Value Fund		1,571,654		1,806,841
Columbia Variable Portfolio - Asset Allocation Fund		2,212		5,039
Davis New York Venture Fund		2,228,511		1,610,372
Federated Equity Income Fund, Inc		244,360		684,485
Fidelity VIP Contrafund Portfolio		5,146,018		7,067,810
Fidelity VIP Growth Portfolio		6,733,013		9,966,298
Franklin Small-Mid Cap Growth Fund		3,054		755
Great-West Aggressive Profile I Fund		12,976,628		6,525,351
Great-West Ariel Mid Cap Value Fund		2,226,915		12,071,296
Great-West Bond Index Fund		2,881,724		3,639,551
Great-West Conservative Profile I Fund		5,967,345		3,468,050
Great-West Government Money Market Fund		8,073,564		7,756,298
Great-West Lifetime 2015 Fund		5,759,332		732,219
Great-West Lifetime 2015 Fund II		212,259		4,989,199
Great-West Lifetime 2025 Fund		5,490,031		543,176
Great-West Lifetime 2025 Fund II		415,544		5,075,195
Great-West Lifetime 2035 Fund		5,312,349		281,854
Great-West Lifetime 2035 Fund II		446,596		4,332,381
Great-West Lifetime 2045 Fund		3,370,883		495,937
Great-West Lifetime 2045 Fund II		317,272		2,850,494
Great-West Lifetime 2055 Fund		2,051,536		459,116
Great-West Lifetime 2055 Fund II		199,199		1,652,746
Great-West Loomis Sayles Bond Fund		4,464,190		5,021,038
Great-West Loomis Sayles Small Cap Value Fund		692,727		2,018,467
Great-West MFS International Value Fund		1,850,694		5,780,725
Great-West Moderate Profile I Fund		14,744,927		12,285,720
Great-West Moderately Aggressive Profile I Fund		18,384,089		12,250,097
Great-West Moderately Conservative Profile I Fund		4,504,624		4,816,511
Great-West S&P Small Cap 600® Index Fund		14,176,441		5,416,202
Great-West Small Cap Growth Fund		-		10,749,072
Great-West Stock Index Fund		17,417,045		25,190,062
Great-West T. Rowe Price Equity Income Fund		3,041,096		7,149,981
Great-West T. Rowe Price Mid Cap Growth Fund		6,827,732		10,851,274
Great-West U.S. Government Mortgage Securities Fund		2,785,441		3,481,294

Investment Division		Purchases		Sales
Invesco American Franchise Fund	$	54,801	$	195,051
Invesco American Value Fund		147,787		2,801,243
Invesco Comstock Fund		468,321		1,977,761
Invesco Mid Cap Growth Fund		63,419		145,669
Invesco Small Cap Growth Fund		196,440		287,448
Janus Aspen Global Research Portfolio		135,391		483,924
Janus Fund		6,881		2,394
Janus Global Research Fund		12,906		105,295
Janus Twenty Fund		88,076		633,121
Jensen Quality Growth Fund		55,312		272,747
Lord Abbett Value Opportunities Fund		913,718		637,522
Mainstay Epoch US Small Cap Fund		1,035		35,388
Mfs Growth Fund		18,116		3,355
Oppenheimer Capital Appreciation Fund		235,179		931,327
Oppenheimer Global Fund		1,094,485		3,161,022
Pimco Total Return Fund		1,589,382		5,661,526
Pioneer Equity Income VCT Portfolio		2,462,199		1,419,936
Putnam High Yield Advantage Fund		1,359,905		1,152,662
Putnam International Capital Opportunities Fund		1,551,288		1,147,934
Ridgeworth Silvant Small Cap Growth Stock Fund		1,292,072		1,740,585
Royce Total Return Fund		1,550,809		730,675
Victory RS Select Growth Fund		18,589		58,220
Victory RS Small Cap Growth Fund		24,627		234,538

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant’s account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more that $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
ALGER BALANCED PORTFOLIO
2016	95	$17.52	to	$21.74	$	1,799	1.81%	0.00%	to	1.25%	7.16%		to	8.51%
2015	96	$16.35	to	$20.04	$	1,682	1.98%	0.00%	to	1.25%	0.21%		to	1.46%
2014	107	$16.31	to	$19.75	$	1,844	2.02%	0.00%	to	1.25%	8.08%		to	9.42%
2013	108	$15.09	to	$18.05	$	1,684	1.17%	0.00%	to	1.25%	13.80%		to	15.34%
2012	121	$13.26	to	$15.65	$	1,654	1.40%	0.00%	to	1.25%	4.91%		to	6.17%
ALGER MID CAP GROWTH PORTFOLIO
2016	468	$22.09	to	$27.42	$	10,615	0.00%	0.00%	to	1.25%	(0.28	) %	to	0.97%
2015	534	$22.15	to	$27.16	$	12,220	0.00%	0.00%	to	1.25%	(2.79	) %	to	(1.56	) %
2014	565	$22.79	to	$27.59	$	13,436	0.00%	0.00%	to	1.25%	6.69%		to	8.03%
2013	632	$21.36	to	$25.54	$	14,083	0.32%	0.00%	to	1.25%	34.17%		to	35.85%
2012	712	$15.92	to	$18.80	$	11,758	0.00%	0.00%	to	1.25%	14.70%		to	16.19%
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2016	384	$33.83	to	$41.58	$	12,844	1.97%	0.00%	to	1.25%	18.01%		to	19.49%
2015	436	$28.66	to	$34.80	$	12,792	2.42%	0.00%	to	1.25%	(0.65	) %	to	0.60%
2014	423	$28.85	to	$34.59	$	12,262	2.42%	0.00%	to	1.25%	11.09%		to	12.45%
2013	486	$25.97	to	$30.76	$	12,656	2.33%	0.00%	to	1.25%	17.94%		to	19.46%
2012	556	$22.02	to	$25.75	$	12,347	2.56%	0.00%	to	1.25%	10.16%		to	11.52%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2016	13	$18.83	to	$18.83	$	249	2.57%	0.75%	to	0.75%	12.72%		to	12.72%
2015	8	$16.70	to	$16.70	$	128	2.15%	0.75%	to	0.75%	(6.37	) %	to	(6.37	) %
2014	8	$17.84	to	$17.84	$	150	2.10%	0.75%	to	0.75%	11.71%		to	11.71%
2013	9	$15.97	to	$15.97	$	146	2.27%	0.75%	to	0.75%	34.65%		to	34.65%
2012	9	$11.86	to	$11.86	$	113	2.07%	0.75%	to	0.75%	13.71%		to	13.71%
AMERICAN FUNDS THE GROWTH FUND OF AMERICA (Effective date 08/10/2006)
2016	663	$18.27	to	$20.81	$	12,819	0.25%	0.00%	to	1.25%	6.78%		to	8.12%
2015	689	$17.11	to	$19.25	$	12,409	0.22%	0.00%	to	1.25%	3.73%		to	5.03%
2014	883	$16.50	to	$18.32	$	15,348	0.03%	0.00%	to	1.25%	7.63%		to	8.92%
2013	837	$15.33	to	$16.82	$	13,393	0.03%	0.00%	to	1.25%	31.70%		to	33.39%
2012	714	$11.64	to	$12.61	$	8,592	0.51%	0.00%	to	1.25%	18.78%		to	20.21%
ARTISAN INTERNATIONAL FUND
2016	808	$12.38	to	$15.23	$	11,489	1.03%	0.00%	to	1.25%	(10.78	) %	to	(9.66	) %
2015	998	$13.88	to	$16.86	$	15,911	0.38%	0.00%	to	1.25%	(5.05	) %	to	(3.86	) %
2014	1,238	$14.61	to	$17.53	$	20,662	0.76%	0.00%	to	1.25%	(2.21	) %	to	(0.96	) %
2013	1,258	$14.94	to	$17.70	$	21,115	0.95%	0.00%	to	1.25%	23.57%		to	25.18%
2012	1,632	$12.09	to	$14.14	$	22,434	1.34%	0.00%	to	1.25%	23.87%		to	25.35%
CLEARBRIDGE VALUE TRUST
2016	87	$15.99	to	$19.20	$	1,378	0.60%	0.00%	to	1.25%	11.01%		to	12.41%
2015	97	$14.40	to	$17.08	$	1,396	0.16%	0.00%	to	1.25%	(4.90	) %	to	(3.70	) %
2014	105	$15.14	to	$17.74	$	1,582	0.00%	0.00%	to	1.25%	12.15%		to	13.65%
2013	124	$13.50	to	$15.61	$	1,682	0.78%	0.00%	to	1.25%	36.36%		to	38.14%
2012	153	$9.90	to	$11.30	$	1,525	1.10%	0.00%	to	1.25%	14.58%		to	15.90%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
COLUMBIA MID CAP VALUE FUND (Effective date 05/27/2008)
2016	275	$15.85	to	$17.65	$	4,739	0.51%	0.00%	to	1.25%	12.31%		to	13.72%
2015	314	$14.12	to	$15.52	$	4,767	0.03%	0.00%	to	1.25%	(6.60	) %	to	(5.43	) %
2014	555	$15.11	to	$16.41	$	8,966	0.44%	0.00%	to	1.25%	10.29%		to	11.71%
2013	181	$13.70	to	$14.69	$	2,592	0.15%	0.00%	to	1.25%	33.14%		to	34.77%
2012	108	$10.29	to	$10.90	$	1,155	0.26%	0.00%	to	1.25%	14.84%		to	16.33%
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2016	3	$22.52	to	$27.71	$	67	2.25%	0.00%	to	0.75%	4.57%		to	5.36%
2015	3	$21.54	to	$26.30	$	68	2.00%	0.00%	to	0.75%	0.31%		to	1.06%
2014	5	$21.47	to	$26.03	$	106	2.50%	0.00%	to	0.75%	9.21%		to	10.06%
2013	5	$19.66	to	$23.65	$	102	2.41%	0.00%	to	0.75%	17.30%		to	18.19%
2012	5	$16.76	to	$20.01	$	88	2.44%	0.00%	to	0.75%	12.18%		to	12.99%
DAVIS NEW YORK VENTURE FUND (Effective date 08/10/2006)
2016	276	$15.74	to	$17.92	$	4,657	0.51%	0.00%	to	1.25%	10.56%		to	11.94%
2015	266	$14.24	to	$16.01	$	4,022	0.49%	0.00%	to	1.25%	1.37%		to	2.65%
2014	276	$14.04	to	$15.60	$	4,076	0.16%	0.00%	to	1.25%	4.85%		to	6.27%
2013	316	$13.39	to	$14.68	$	4,421	0.21%	0.00%	to	1.25%	32.57%		to	34.19%
2012	374	$10.10	to	$10.94	$	3,930	0.94%	0.00%	to	1.25%	10.99%		to	12.32%
FEDERATED EQUITY INCOME FUND, INC
2016	171	$16.37	to	$19.65	$	2,977	2.31%	0.00%	to	1.25%	8.14%		to	9.49%
2015	204	$15.14	to	$17.95	$	3,281	1.91%	0.00%	to	1.25%	(6.61	) %	to	(5.43	) %
2014	265	$16.21	to	$18.98	$	4,592	1.72%	0.00%	to	1.25%	6.64%		to	7.96%
2013	385	$15.20	to	$17.58	$	6,356	1.64%	0.00%	to	1.25%	28.49%		to	30.13%
2012	290	$11.83	to	$13.51	$	3,617	0.71%	0.00%	to	1.25%	8.63%		to	9.93%
FIDELITY VIP CONTRAFUND PORTFOLIO
2016	1,263	$32.56	to	$40.84	$	41,920	0.79%	0.00%	to	1.25%	6.67%		to	8.00%
2015	1,421	$30.53	to	$37.82	$	44,433	1.02%	0.00%	to	1.25%	(0.58	) %	to	0.67%
2014	1,468	$30.70	to	$37.56	$	46,074	0.96%	0.00%	to	1.25%	10.55%		to	11.92%
2013	1,542	$27.77	to	$33.56	$	44,017	1.05%	0.00%	to	1.25%	29.65%		to	31.30%
2012	1,688	$21.42	to	$25.56	$	37,288	1.33%	0.00%	to	1.25%	14.98%		to	16.39%
FIDELITY VIP GROWTH PORTFOLIO
2016	1,636	$43.02	to	$26.80	$	58,480	0.04%	0.00%	to	1.25%	(0.45	) %	to	0.80%
2015	1,907	$43.21	to	$26.59	$	67,611	0.25%	0.00%	to	1.25%	5.84%		to	7.17%
2014	2,137	$40.83	to	$24.81	$	71,331	0.18%	0.00%	to	1.25%	9.94%		to	11.31%
2013	2,308	$37.14	to	$22.29	$	70,279	0.28%	0.00%	to	1.25%	34.61%		to	36.33%
2012	2,628	$27.59	to	$16.35	$	59,046	0.58%	0.00%	to	1.25%	13.26%		to	14.66%
FRANKLIN SMALL-MID CAP GROWTH FUND
2016	3	$14.79	to	$14.79	$	49	0.00%	0.75%	to	0.75%	3.55%		to	3.55%
2015	3	$14.28	to	$14.28	$	47	0.00%	0.75%	to	0.75%	(2.71	) %	to	(2.71	) %
2014	3	$14.68	to	$14.68	$	49	0.00%	0.75%	to	0.75%	6.76%		to	6.76%
2013	4	$13.75	to	$13.75	$	49	0.00%	0.75%	to	0.75%	37.50%		to	37.50%
2012	4	$10.00	to	$10.00	$	45	0.00%	0.75%	to	0.75%	10.01%		to	10.01%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
GREAT-WEST AGGRESSIVE PROFILE I FUND
2016	2,612	$26.53	to	$32.72	$	80,696	2.18%	0.00%	to	1.25%	9.38%		to	10.76%
2015	2,647	$24.25	to	$29.54	$	73,728	2.22%	0.00%	to	1.25%	(1.98)%		to	(0.74)%
2014	2,966	$24.74	to	$29.76	$	84,168	3.22%	0.00%	to	1.25%	6.78%		to	8.14%
2013	2,918	$23.17	to	$27.52	$	76,874	1.78%	0.00%	to	1.25%	27.31%		to	28.84%
2012	3,012	$18.20	to	$21.36	$	61,562	0.85%	0.00%	to	1.25%	14.97%		to	16.47%
GREAT-WEST ARIEL MID CAP VALUE FUND
2016	859	$76.89	to	$54.98	$	54,210	1.44%	0.00%	to	1.25%	11.65%		to	13.05%
2015	1,044	$68.87	to	$48.63	$	58,335	1.36%	0.00%	to	1.25%	(7.27	) %	to	(6.10	) %
2014	1,108	$74.26	to	$51.79	$	66,912	1.78%	0.00%	to	1.25%	6.45%		to	7.81%
2013	1,284	$69.76	to	$48.04	$	71,931	2.62%	0.00%	to	1.25%	45.73%		to	47.54%
2012	1,058	$47.87	to	$32.56	$	42,212	1.15%	0.00%	to	1.25%	18.73%		to	20.24%
GREAT-WEST BOND INDEX FUND
2016	824	$18.02	to	$22.37	$	15,775	0.96%	0.00%	to	1.25%	0.68%		to	1.94%
2015	864	$17.90	to	$21.94	$	16,383	1.59%	0.00%	to	1.25%	(1.01	) %	to	0.23%
2014	1,040	$18.08	to	$21.89	$	20,019	2.13%	0.00%	to	1.25%	4.45%		to	5.75%
2013	1,036	$17.31	to	$20.70	$	19,339	1.82%	0.00%	to	1.25%	(3.73	) %	to	(2.50	) %
2012	1,248	$17.98	to	$21.23	$	24,142	2.49%	0.00%	to	1.25%	2.57%		to	3.92%
GREAT-WEST CONSERVATIVE PROFILE I FUND
2016	1,473	$20.77	to	$25.48	$	35,596	1.68%	0.00%	to	1.25%	4.82%		to	6.14%
2015	1,414	$19.82	to	$24.00	$	32,339	2.25%	0.00%	to	1.25%	(2.34	) %	to	(1.12	) %
2014	1,713	$20.29	to	$24.27	$	39,949	2.88%	0.00%	to	1.25%	3.63%		to	4.93%
2013	1,552	$19.58	to	$23.13	$	34,566	2.12%	0.00%	to	1.25%	6.24%		to	7.58%
2012	1,504	$18.43	to	$21.50	$	31,237	2.66%	0.00%	to	1.25%	7.65%		to	9.03%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2016	2,831	$20.70	to	$14.02	$	46,147	0.00%	0.00%	to	1.25%	(1.24	) %	to	0.00%
2015	2,810	$20.96	to	$14.02	$	45,827	0.00%	0.00%	to	1.25%	(1.24	) %	to	0.00%
2014	3,094	$21.22	to	$14.02	$	50,825	0.00%	0.00%	to	1.25%	(1.26	) %	to	0.00%
2013	3,269	$21.49	to	$14.02	$	55,275	0.00%	0.00%	to	1.25%	(1.24	) %	to	0.00%
2012	3,676	$21.76	to	$14.02	$	62,776	0.00%	0.00%	to	1.25%	(1.23	) %	to	0.00%
GREAT-WEST LIFETIME 2015 FUND (Effective date 05/05/2009)
2016	282	$17.26	to	$18.99	$	5,085	1.92%	0.00%	to	1.25%	5.91%		to	7.24%
GREAT-WEST LIFETIME 2025 FUND (Effective date 05/08/2009)
2016	251	$19.12	to	$21.04	$	5,019	1.93%	0.00%	to	1.25%	6.80%		to	8.13%
GREAT-WEST LIFETIME 2035 FUND (Effective date 05/08/2009)
2016	238	$20.30	to	$22.34	$	5,135	1.81%	0.00%	to	1.25%	7.69%		to	9.04%
GREAT-WEST LIFETIME 2045 FUND (Effective date 05/08/2009)
2016	139	$20.20	to	$22.23	$	2,952	1.71%	0.00%	to	1.25%	8.17%		to	9.52%
GREAT-WEST LIFETIME 2055 FUND (Effective date 05/08/2009)
2016	77	$19.93	to	$21.93	$	1,641	1.70%	0.00%	to	1.25%	8.09%		to	9.45%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
GREAT-WEST LOOMIS SAYLES BOND FUND
2016	1,090	$47.64	to	$39.82	$	42,643	2.35%	0.00%	to	1.25%	10.00%		to	11.38%
2015	1,126	$43.31	to	$35.75	$	40,021	2.36%	0.00%	to	1.25%	(7.71	) %	to	(6.55	) %
2014	1,224	$46.93	to	$38.25	$	46,642	3.67%	0.00%	to	1.25%	2.18%		to	3.43%
2013	1,302	$45.93	to	$36.98	$	49,030	3.43%	0.00%	to	1.25%	6.69%		to	8.07%
2012	1,385	$43.05	to	$34.22	$	48,804	4.92%	0.00%	to	1.25%	14.59%		to	16.04%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2016	212	$41.00	to	$50.93	$	8,973	0.08%	0.00%	to	1.25%	24.27%		to	25.82%
2015	252	$32.99	to	$40.47	$	8,673	0.23%	0.00%	to	1.25%	(4.66	) %	to	(3.47	) %
2014	271	$34.61	to	$41.93	$	9,527	0.90%	0.00%	to	1.25%	3.56%		to	4.88%
2013	320	$33.42	to	$39.98	$	10,978	0.61%	0.00%	to	1.25%	33.20%		to	34.89%
2012	348	$25.09	to	$29.64	$	8,971	0.75%	0.00%	to	1.25%	14.46%		to	15.92%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
2016	1,245	$28.92	to	$25.12	$	31,578	0.60%	0.00%	to	1.25%	2.60%		to	3.88%
2015	1,412	$28.19	to	$24.18	$	35,039	0.82%	0.00%	to	1.25%	5.13%		to	6.45%
2014	1,194	$26.81	to	$22.71	$	28,558	0.87%	0.00%	to	1.25%	(0.26	) %	to	0.98%
2013	1,417	$26.88	to	$22.49	$	33,927	2.35%	0.00%	to	1.25%	26.38%		to	28.00%
2012	1,274	$21.27	to	$17.57	$	24,518	0.81%	0.00%	to	1.25%	15.72%		to	17.21%
GREAT-WEST MODERATE PROFILE I FUND
2016	5,025	$24.45	to	$30.32	$	141,640	1.53%	0.00%	to	1.25%	6.85%		to	8.18%
2015	5,207	$22.89	to	$28.03	$	136,267	2.12%	0.00%	to	1.25%	(2.16	) %	to	(0.93	) %
2014	6,844	$23.39	to	$28.29	$	184,424	2.97%	0.00%	to	1.25%	5.08%		to	6.39%
2013	5,966	$22.26	to	$26.59	$	151,432	3.17%	0.00%	to	1.25%	14.68%		to	16.16%
2012	6,467	$19.41	to	$22.89	$	141,341	2.02%	0.00%	to	1.25%	10.85%		to	12.26%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
2016	4,688	$26.10	to	$32.05	$	141,997	2.20%	0.00%	to	1.25%	7.75%		to	9.10%
2015	4,847	$24.23	to	$29.37	$	134,765	2.16%	0.00%	to	1.25%	(2.00	) %	to	(0.77	) %
2014	5,568	$24.72	to	$29.60	$	157,327	3.08%	0.00%	to	1.25%	5.51%		to	6.82%
2013	5,521	$23.43	to	$27.71	$	146,763	1.67%	0.00%	to	1.25%	18.87%		to	20.43%
2012	5,874	$19.71	to	$23.01	$	129,864	1.53%	0.00%	to	1.25%	12.50%		to	13.85%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
2016	1,485	$21.65	to	$26.89	$	38,154	1.83%	0.00%	to	1.25%	5.85%		to	7.18%
2015	1,555	$20.46	to	$25.09	$	37,332	1.88%	0.00%	to	1.25%	(2.16	) %	to	(0.93	) %
2014	3,000	$20.91	to	$25.32	$	74,099	3.03%	0.00%	to	1.25%	4.29%		to	5.59%
2013	2,620	$20.05	to	$23.98	$	61,066	2.23%	0.00%	to	1.25%	10.47%		to	11.85%
2012	2,494	$18.15	to	$21.44	$	51,774	2.26%	0.00%	to	1.25%	9.21%		to	10.57%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2016	577	$64.16	to	$48.75	$	32,236	1.08%	0.00%	to	1.25%	24.18%		to	25.74%
2015	415	$51.67	to	$38.77	$	18,366	1.10%	0.00%	to	1.25%	(3.75	) %	to	(2.54	) %
2014	455	$53.68	to	$39.78	$	20,294	1.21%	0.00%	to	1.25%	3.89%		to	5.21%
2013	448	$51.67	to	$37.81	$	19,423	1.25%	0.00%	to	1.25%	38.86%		to	40.56%
2012	673	$37.21	to	$26.90	$	20,106	1.60%	0.00%	to	1.25%	14.35%		to	15.85%
GREAT-WEST STOCK INDEX FUND
2016	2,850	$141.18	to	$27.27	$	179,879	1.61%	0.00%	to	1.25%	10.63%		to	12.01%
2015	3,321	$127.62	to	$24.35	$	184,661	1.53%	0.00%	to	1.25%	(0.69	) %	to	0.56%
2014	3,787	$128.51	to	$24.21	$	208,744	1.55%	0.00%	to	1.25%	11.36%		to	12.76%
2013	4,369	$115.40	to	$21.47	$	212,620	1.73%	0.00%	to	1.25%	30.09%		to	31.72%
2012	5,471	$88.71	to	$16.30	$	193,422	1.65%	0.00%	to	1.25%	14.05%		to	15.52%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
2016	1,261	$52.64	to	$32.00	$	51,836	0.65%	0.00%	to	1.25%	17.28%		to	18.75%
2015	1,413	$44.89	to	$26.95	$	49,592	1.24%	0.00%	to	1.25%	(8.05	) %	to	(6.89	) %
2014	1,538	$48.81	to	$28.94	$	59,001	1.84%	0.00%	to	1.25%	6.04%		to	7.38%
2013	1,760	$46.03	to	$26.95	$	64,657	1.97%	0.00%	to	1.25%	28.40%		to	30.00%
2012	1,978	$35.85	to	$20.73	$	57,269	2.08%	0.00%	to	1.25%	15.76%		to	17.18%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2016	1,380	$50.90	to	$62.89	$	79,352	0.05%	0.00%	to	1.25%	4.87%		to	6.18%
2015	1,504	$48.54	to	$59.23	$	81,601	0.02%	0.00%	to	1.25%	5.19%		to	6.52%
2014	1,500	$46.14	to	$55.60	$	76,414	0.77%	0.00%	to	1.25%	11.37%		to	12.78%
2013	1,582	$41.43	to	$49.30	$	71,483	0.05%	0.00%	to	1.25%	34.69%		to	36.34%
2012	1,664	$30.76	to	$36.16	$	55,045	0.69%	0.00%	to	1.25%	12.26%		to	13.71%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
2016	1,003	$24.72	to	$22.56	$	23,335	1.72%	0.00%	to	1.25%	(0.03	) %	to	1.23%
2015	1,029	$24.72	to	$22.29	$	24,225	2.03%	0.00%	to	1.25%	(0.46	) %	to	0.80%
2014	1,179	$24.84	to	$22.11	$	27,622	2.44%	0.00%	to	1.25%	4.15%		to	5.44%
2013	1,326	$23.85	to	$20.97	$	29,686	2.18%	0.00%	to	1.25%	(3.25	) %	to	(2.01	) %
2012	1,662	$24.65	to	$21.40	$	37,874	3.01%	0.00%	to	1.25%	1.94%		to	3.23%
INVESCO AMERICAN FRANCHISE FUND
2016	68	$10.24	to	$12.58	$	737	0.00%	0.00%	to	1.25%	0.75%		to	2.01%
2015	83	$10.16	to	$12.34	$	890	0.00%	0.00%	to	1.25%	3.63%		to	4.93%
2014	85	$9.80	to	$11.76	$	884	0.00%	0.00%	to	1.25%	6.99%		to	8.39%
2013	78	$9.16	to	$10.85	$	745	0.12%	0.00%	to	1.25%	37.95%		to	39.64%
2012	81	$6.64	to	$7.77	$	567	0.02%	0.00%	to	1.25%	11.78%		to	13.27%
INVESCO AMERICAN VALUE FUND (Effective date 05/27/2008)
2016	63	$16.87	to	$18.79	$	1,133	0.00%	0.00%	to	1.25%	13.99%		to	15.43%
2015	225	$14.80	to	$16.28	$	3,574	0.00%	0.00%	to	1.25%	(10.33	) %	to	(9.20	) %
2014	223	$16.51	to	$17.92	$	3,912	0.00%	0.00%	to	1.25%	7.84%		to	9.14%
2013	238	$15.31	to	$16.42	$	3,836	0.21%	0.00%	to	1.25%	32.10%		to	33.71%
2012	818	$11.59	to	$12.28	$	9,960	0.26%	0.00%	to	1.25%	15.21%		to	16.73%
INVESCO COMSTOCK FUND (Effective date 08/10/2006)
2016	187	$17.14	to	$19.52	$	3,470	1.86%	0.00%	to	1.25%	16.08%		to	17.54%
2015	292	$14.77	to	$16.61	$	4,681	1.05%	0.00%	to	1.25%	(7.35	) %	to	(6.18	) %
2014	412	$15.94	to	$17.70	$	7,065	1.47%	0.00%	to	1.25%	7.48%		to	8.86%
2013	323	$14.83	to	$16.26	$	5,056	1.12%	0.00%	to	1.25%	33.24%		to	34.94%
2012	190	$11.13	to	$12.05	$	2,213	1.31%	0.00%	to	1.25%	17.03%		to	18.49%
INVESCO MID CAP GROWTH FUND
2016	93	$10.57	to	$13.01	$	1,030	0.00%	0.00%	to	1.25%	(0.78	) %	to	0.46%
2015	103	$10.66	to	$12.95	$	1,142	0.00%	0.00%	to	1.25%	(0.04	) %	to	1.22%
2014	115	$10.66	to	$12.79	$	1,284	0.00%	0.00%	to	1.25%	6.60%		to	7.93%
2013	152	$10.00	to	$11.85	$	1,611	0.28%	0.00%	to	1.25%	35.87%		to	37.47%
2012	165	$7.36	to	$8.62	$	1,295	0.95%	0.00%	to	1.25%	11.52%		to	12.98%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
INVESCO SMALL CAP GROWTH FUND (Effective date 05/15/2002)
2016	48	$25.54	to	$30.66	$	1,373	0.00%	0.00%	to	1.25%	9.93%		to	11.30%
2015	57	$23.23	to	$27.54	$	1,439	0.00%	0.00%	to	1.25%	(3.06	) %	to	(1.84	) %
2014	55	$23.96	to	$28.06	$	1,400	0.00%	0.00%	to	1.25%	6.30%		to	7.67%
2013	56	$22.54	to	$26.06	$	1,345	0.06%	0.00%	to	1.25%	38.20%		to	39.88%
2012	50	$16.31	to	$18.63	$	857	0.00%	0.00%	to	1.25%	16.83%		to	18.36%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2016	86	$19.09	to	$24.43	$	1,611	1.07%	0.00%	to	0.95%	1.11%		to	2.06%
2015	107	$18.88	to	$23.94	$	1,955	0.67%	0.00%	to	0.95%	(3.21	) %	to	(2.29	) %
2014	107	$19.51	to	$24.49	$	2,015	1.09%	0.00%	to	0.95%	6.44%		to	7.46%
2013	104	$18.33	to	$22.79	$	1,842	1.22%	0.00%	to	0.95%	27.20%		to	28.47%
2012	106	$14.41	to	$17.74	$	1,477	0.89%	0.00%	to	0.95%	18.99%		to	20.11%
JANUS FUND
2016	8	$11.69	to	$29.29	$	88	0.23%	0.00%	to	0.75%	(0.28	) %	to	0.47%
2015	7	$11.73	to	$29.15	$	88	1.59%	0.00%	to	0.75%	4.43%		to	5.22%
2014	7	$11.23	to	$27.70	$	74	1.58%	0.00%	to	0.75%	11.96%		to	12.74%
2013	7	$10.03	to	$24.57	$	69	0.33%	0.00%	to	0.75%	28.59%		to	29.66%
2012	7	$7.80	to	$18.95	$	55	0.62%	0.00%	to	0.75%	16.94%		to	17.85%
JANUS GLOBAL RESEARCH FUND
2016	86	$8.18	to	$10.06	$	757	0.74%	0.00%	to	1.25%	0.64%		to	1.90%
2015	97	$8.12	to	$9.87	$	842	0.65%	0.00%	to	1.25%	(3.52	) %	to	(2.30	) %
2014	116	$8.42	to	$10.10	$	1,029	0.91%	0.00%	to	1.25%	5.91%		to	7.22%
2013	131	$7.95	to	$9.42	$	1,087	0.47%	0.00%	to	1.25%	25.99%		to	27.47%
2012	155	$6.31	to	$7.39	$	1,028	0.97%	0.00%	to	1.25%	18.39%		to	19.97%
JANUS TWENTY FUND
2016	281	$12.63	to	$15.55	$	3,643	0.99%	0.00%	to	1.25%	2.62%		to	3.90%
2015	327	$12.31	to	$14.97	$	4,140	0.46%	0.00%	to	1.25%	3.63%		to	4.94%
2014	365	$11.88	to	$14.26	$	4,444	1.39%	0.00%	to	1.25%	7.61%		to	8.94%
2013	391	$11.04	to	$13.09	$	4,437	0.66%	0.00%	to	1.25%	31.43%		to	33.03%
2012	438	$8.40	to	$9.84	$	3,814	0.69%	0.00%	to	1.25%	20.86%		to	22.39%
JENSEN QUALITY GROWTH FUND
2016	41	$20.67	to	$24.15	$	875	0.76%	0.00%	to	1.25%	10.23%		to	11.62%
2015	52	$18.75	to	$21.63	$	1,018	0.79%	0.00%	to	1.25%	(0.08	) %	to	1.18%
2014	61	$18.77	to	$21.38	$	1,183	0.67%	0.00%	to	1.25%	9.96%		to	11.35%
2013	67	$17.07	to	$19.20	$	1,183	0.63%	0.00%	to	1.25%	30.21%		to	31.78%
2012	78	$13.11	to	$14.57	$	1,065	0.95%	0.00%	to	1.25%	11.86%		to	13.30%
LORD ABBETT VALUE OPPORTUNITIES FUND (Effective date 07/31/2009)
2016	81	$22.78	to	$24.99	$	1,956	0.00%	0.00%	to	1.25%	14.95%		to	16.40%
2015	72	$19.81	to	$21.47	$	1,492	0.00%	0.00%	to	1.25%	(4.09	) %	to	(2.88	) %
2014	68	$20.66	to	$22.10	$	1,461	0.00%	0.00%	to	1.25%	7.77%		to	9.08%
2013	51	$19.17	to	$20.26	$	1,014	0.00%	0.00%	to	1.25%	34.43%		to	36.16%
2012	57	$14.26	to	$14.88	$	836	0.00%	0.00%	to	1.25%	8.36%		to	9.73%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
MAINSTAY EPOCH US SMALL CAP FUND (Effective date 08/10/2006)
2016	4	$16.81	to	$19.14	$	64	0.38%	0.00%	to	1.25%	14.29%		to	15.73%
2015	6	$14.71	to	$16.54	$	86	0.10%	0.00%	to	1.25%	(5.31	) %	to	(4.13	) %
2014	6	$15.53	to	$17.25	$	93	0.00%	0.00%	to	1.25%	4.79%		to	6.09%
2013	9	$14.82	to	$16.26	$	131	0.00%	0.00%	to	1.25%	35.71%		to	37.45%
2012	12	$10.92	to	$11.83	$	137	0.27%	0.00%	to	1.25%	10.86%		to	12.35%
MFS GROWTH FUND
2016	8	$18.65	to	$22.39	$	161	0.00%	0.00%	to	1.25%	0.95%		to	2.22%
2015	7	$18.47	to	$21.90	$	146	0.00%	0.00%	to	1.25%	5.78%		to	7.11%
2014	10	$17.46	to	$20.45	$	200	0.00%	0.00%	to	1.25%	7.18%		to	8.55%
2013	12	$16.29	to	$18.84	$	217	0.00%	0.00%	to	1.25%	34.52%		to	36.23%
2012	16	$12.11	to	$13.83	$	211	0.00%	0.00%	to	1.25%	15.66%		to	17.10%
OPPENHEIMER CAPITAL APPRECIATION FUND
2016	166	$16.55	to	$19.88	$	2,895	0.07%	0.00%	to	1.25%	(3.55	) %	to	(2.34	) %
2015	212	$17.16	to	$20.36	$	3,828	0.00%	0.00%	to	1.25%	1.93%		to	3.21%
2014	214	$16.83	to	$19.72	$	3,786	0.00%	0.00%	to	1.25%	13.64%		to	15.05%
2013	215	$14.81	to	$17.14	$	3,346	0.04%	0.00%	to	1.25%	27.67%		to	29.26%
2012	231	$11.60	to	$13.26	$	2,801	0.59%	0.00%	to	1.25%	12.29%		to	13.62%
OPPENHEIMER GLOBAL FUND
2016	564	$20.65	to	$24.13	$	12,334	0.66%	0.00%	to	1.25%	(1.08	) %	to	0.16%
2015	656	$20.88	to	$24.09	$	14,544	0.61%	0.00%	to	1.25%	2.60%		to	3.89%
2014	752	$20.35	to	$23.19	$	16,106	0.72%	0.00%	to	1.25%	0.79%		to	2.07%
2013	1,024	$20.19	to	$22.72	$	21,711	0.75%	0.00%	to	1.25%	25.25%		to	26.79%
2012	1,199	$16.12	to	$17.92	$	20,293	0.96%	0.00%	to	1.25%	19.23%		to	20.75%
PIMCO TOTAL RETURN FUND
2016	970	$17.72	to	$21.27	$	19,023	2.72%	0.00%	to	1.25%	1.08%		to	2.34%
2015	1,196	$17.53	to	$20.78	$	23,127	2.64%	0.00%	to	1.25%	(0.77	) %	to	0.48%
2014	1,288	$17.67	to	$20.68	$	24,915	3.71%	0.00%	to	1.25%	3.15%		to	4.39%
2013	1,430	$17.13	to	$19.81	$	26,517	2.17%	0.00%	to	1.25%	(3.38	) %	to	(2.17	) %
2012	1,353	$17.73	to	$20.25	$	25,308	3.97%	0.00%	to	1.25%	8.71%		to	10.11%
PIONEER EQUITY INCOME VCT PORTFOLIO
2016	132	$24.65	to	$30.65	$	3,664	1.85%	0.00%	to	1.25%	18.05%		to	19.53%
2015	96	$20.88	to	$25.64	$	2,266	1.90%	0.00%	to	1.25%	(1.02	) %	to	0.22%
2014	85	$21.10	to	$25.58	$	1,916	2.79%	0.00%	to	1.25%	11.40%		to	12.74%
2013	70	$18.94	to	$22.69	$	1,405	2.29%	0.00%	to	1.25%	27.20%		to	28.85%
2012	72	$14.89	to	$17.61	$	1,143	3.54%	0.00%	to	1.25%	8.61%		to	9.99%
PUTNAM HIGH YIELD ADVANTAGE FUND (Effective date 05/27/2008)
2016	223	$15.56	to	$17.32	$	3,739	5.55%	0.00%	to	1.25%	13.58%		to	15.00%
2015	221	$13.70	to	$15.06	$	3,223	5.29%	0.00%	to	1.25%	(6.80	) %	to	(5.62	) %
2014	248	$14.70	to	$15.96	$	3,847	5.01%	0.00%	to	1.25%	0.48%		to	1.72%
2013	154	$14.63	to	$15.69	$	2,342	5.73%	0.00%	to	1.25%	5.10%		to	6.45%
2012	162	$13.92	to	$14.74	$	2,327	6.49%	0.00%	to	1.25%	13.45%		to	14.89%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value				(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)							(a)			(b)
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND (Effective date 05/27/2008)
2016	249	$8.80	to	$9.79	$	2,352	1.98%	0.00%	to	1.25%	(4.32	) %	to	(3.12	) %
2015	211	$9.19	to	$10.11	$	2,050	0.98%	0.00%	to	1.25%	0.75%		to	2.02%
2014	374	$9.12	to	$9.91	$	3,606	1.55%	0.00%	to	1.25%	(14.77	) %	to	(13.60	) %
2013	384	$10.70	to	$11.47	$	4,314	0.83%	0.00%	to	1.25%	22.01%		to	23.47%
2012	533	$8.77	to	$9.29	$	4,869	1.13%	0.00%	to	1.25%	20.30%		to	21.92%
RIDGEWORTH SILVANT SMALL CAP GROWTH STOCK FUND
2016	400	$19.17	to	$22.18	$	7,915	0.00%	0.00%	to	1.25%	7.83%		to	9.17%
2015	472	$17.78	to	$20.31	$	8,699	0.00%	0.00%	to	1.25%	(4.38	) %	to	(3.18	) %
2014	560	$18.59	to	$20.98	$	10,804	0.00%	0.00%	to	1.25%	(5.44	) %	to	(4.24	) %
2013	673	$19.66	to	$21.91	$	13,762	0.00%	0.00%	to	1.25%	42.77%		to	44.62%
2012	722	$13.77	to	$15.15	$	10,317	0.00%	0.00%	to	1.25%	13.61%		to	14.95%
ROYCE TOTAL RETURN FUND
(Effective date 05/27/2008)
2016	140	$16.50	to	$18.37	$	2,487	1.45%	0.00%	to	1.25%	23.85%		to	25.41%
2015	108	$13.32	to	$14.65	$	1,537	0.56%	0.00%	to	1.25%	(8.69	) %	to	(7.54	) %
2014	127	$14.59	to	$15.84	$	1,953	0.87%	0.00%	to	1.25%	(0.27	) %	to	0.96%
2013	301	$14.63	to	$15.69	$	4,649	0.41%	0.00%	to	1.25%	30.63%		to	32.18%
2012	247	$11.20	to	$11.87	$	2,897	1.19%	0.00%	to	1.25%	12.68%		to	14.13%
VICTORY RS SELECT GROWTH FUND
2016	11	$23.53	to	$27.49	$	266	0.00%	0.00%	to	1.25%	5.53%		to	6.85%
2015	13	$22.30	to	$25.73	$	298	0.00%	0.00%	to	1.25%	(1.61	) %	to	(0.38	) %
2014	15	$22.66	to	$25.83	$	337	0.00%	0.00%	to	1.25%	(0.13	) %	to	1.18%
2013	18	$22.69	to	$25.53	$	414	0.00%	0.00%	to	1.25%	36.11%		to	37.78%
2012	21	$16.67	to	$18.53	$	355	0.00%	0.00%	to	1.25%	17.15%		to	18.63%
VICTORY RS SMALL CAP GROWTH FUND
2016	92	$10.78	to	$13.25	$	1,108	0.00%	0.00%	to	1.25%	(0.37	) %	to	0.88%
2015	110	$10.82	to	$13.14	$	1,321	0.00%	0.00%	to	1.25%	(1.15	) %	to	0.09%
2014	115	$10.94	to	$13.13	$	1,297	0.79%	0.00%	to	1.25%	8.00%		to	9.42%
2013	144	$10.13	to	$12.00	$	1,505	1.33%	0.00%	to	1.25%	47.24%		to	49.25%
2012	184	$6.88	to	$8.04	$	1,316	0.00%	0.00%	to	1.25%	13.34%		to	14.69%

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

  (b) Exhibits

(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)	Form of Group Fixed and Variable Deferred Annuity Contract is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(5)	Form of Application is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(6)

(a) Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-158546).

(b)	Bylaws of the Depositor are incorporated by reference to the Registrant’s Post- Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 333-158546).

(7)	Not applicable.

(8)

(a) Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(b) Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(c) Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

1

(d) Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(e) Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(f) Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(g) Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(h) Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(i) Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(j) Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956); an amendment to the Fund Participation Agreement with Columbia Funds, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13, 2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).

(k) Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Form N-4 registration statement filed on April 30, 2010 (File No. 2-89550).

(l) Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(m) Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed April 18, 2013 (File No. 333-158546).

(n) Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc., First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC, and Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC are incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 17, 2015 (File No. 333-158546).

2

(o) Fund Participation Agreement dated April 27, 2015, with JPMorgan Distribution Services, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 registration statement filed August 7, 2009. (File No. 333-158546).

(10)	(a) Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)

Powers of Attorney for Directors Bernbach, Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

R.L. Reynolds	(2)	Director, President, and Chief Executive Officer

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A.R. Desmarais	(4)	Director

O.A. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

G.A. Doer	(1)	Director

G.J. Fleming	(2)	Director

C. Généreux	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

H.P. Rousseau	(4)	Director

3

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy, III	(2)	President, Empower Retirement

D.L. Musto	(2)	President, Great-West Investments

R.K. Shaw	(2)	President, Individual Markets

A.S. Bolotin	(2)	Senior Vice President and Chief Financial Officer

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.W. Knight	(3)	Senior Vice President & Chief Technology Officer

C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement

C.S. Tocher	(2)	Chief Investment Officer, Segregated Funds

R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

K.I. Schindler	(2)	Chief Compliance Officer

R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations

J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations

W.S. Harmon	(2)	Head of Core Market

S.E. Jenks	(2)	Senior Vice President, Marketing

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

M.P. McCarthy	(2)	Senior Vice President, National Sales

W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market

4

D.G. McLeod	(2)	Senior Vice President, Product Management

B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.G. Step	(2)	Senior Vice President, Empower Retirement Products

W. Van Harlow	(2)	Senior Vice President, Empower Institute and Strategic Solutions

C. E. Waddell	(2)	Senior Vice President, Retirement Solutions

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/16

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

5

Organizational Chart – December 31, 2016

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.22% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2016 414,461,536 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,009,256.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,638,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,747,312 or 59.22% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

2

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
95.84% - Putnam Investments, LLC (4.16% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
82.02% - PanAgora Asset Management, Inc. (16.08% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

3

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - Putnam Mortgage Opportunities Company
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

4

100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

5

70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

 0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.

6

100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited

7

100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited(78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
30.45% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% Canada Life (Ireland) Limited

8

100.0% Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
30.43% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited

9

100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation

10

61.506% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.89% - IPC Portfolio Services Inc. (and 11.11% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
37.74% - Portag3 Ventures LP
32.8% - Springboard LP
69.7% - WealthSimple Financial Corp.
15.0% - Personal Capital Corporation

E. Pargesa Holding SA Group of Companies (European investments)

11

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.9% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.8% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
20.0% - Ontex
7.5% - adidas
0.4% - LTI One
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.6% - Imerys (53.7% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.3% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
0.7% - Total SA (1.2% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
67.4% - Serena S.á.r.l.
Capital
16.2% - SGS
100.0% - Eliott Capital

12

Capital
9.4% - LafargeHolcim
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
5.9% - Ergon Capital SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
100.0% - PrimeStone Capital Parallel Vehicle SCS
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
1.0% - Engie (0.6% in capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
50.0% - Workopolis

13

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.19% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
32.5% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 14 LP
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.

14

100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
52.0% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings Inc. (non voting)
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
97.3% - Vein Clinics of America
100.0% - 1069759 B.C. Unlimited Liability Company
96.7% - IntegraMed America, Inc.
50.0% - 9938982 Canada Inc.
100.0% - 9990089 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.

15

67.2% - Springboard L.P.
69.7% - WealthSimple Financial Corp. (67.8% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
24.52% - Portag3 Ventures L.P.
100.0% - 9917837 Canada Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contractowners

As of February 28, 2017, there was 1 owner of a qualified group contract and no owners of non-qualified group contracts offered by Registrant.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 – INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this article:

(1)

“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)

“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.

(4)

“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

6

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person’s conduct was in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.

(2)

A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)

The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)

In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:

(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;

(b)

The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and

7

(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)

If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)

If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.

(2)	The determinations required by subsection (1) of this section shall be made:

(a)

By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)

If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)

By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

8

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)

An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and

(c)

A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

9

BYLAWS OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

ARTICLE IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

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Item 29. Principal Underwriter

(a)

GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Great-West Funds, Inc. , an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of Great-West Life and Annuity Company of New York (“Great-West NY), Variable Annuity-2 Series Account of Great-West NY, and COLI VUL-2 Series Account of Great-West NY.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Positions and Offices with Underwriter

E.F. Murphy, III	(1)	Chairman, President, and Chief Executive Officer

D.L. Musto	(1)	Director and Executive Vice President

R.K. Shaw	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

K.I. Schindler	(1)	Chief Compliance Officer

R.H. Linton, Jr.	(1)	Executive Vice President

W.S. Harmon	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

M. McCarthy	(1)	Senior Vice President

W.J. McDermott	(1)	Senior Vice President

R.L. Logsdon	(1)	Vice President, Counsel, and Secretary

R.M. Mattie	(1)	FIN OP Principal, Vice President and Treasurer

S.M. Gile	(1)	Vice President

M.J. Kavanagh	(1)	Assistant Vice President, Counsel and Associate Chief Compliance Officer

B.R. Hudson	(1)	Senior Counsel and Assistant Secretary

T.L. Luiz	(1)	Compliance Officer

(1)	8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant’s last fiscal year:

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Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)

Registrant represents that in connection with its offering of Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)

Great-West represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 21st day of April, 2017.

FUTUREFUNDS SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signature	Title	Date

/s/ R. Jeffrey Orr		April 21, 2017
R. Jeffrey Orr*	Chairman of the Board

/s/ Robert L. Reynolds		April 21, 2017
Robert L. Reynolds	Director, President and Chief Executive Officer

/s/ Andra S. Bolotin		April 21, 2017
Andra S. Bolotin	Senior Vice President and Chief Financial Officer

/s/ John L. Bernbach		April 21, 2017
John L. Bernbach*	Director

/s/ Marcel R. Coutu		April 21, 2017
Marcel R. Coutu*	Director

/s/ André R. Desmarais		April 21, 2017
André R. Desmarais*	Director

/s/ Olivier A. Desmarais		April 21, 2017
Olivier A. Desmarais*	Director

/s/ Paul G. Desmarais, Jr.		April 21, 2017
Paul G. Desmarais, Jr*.	Director

/s/ Gary A. Doer		April 21, 2017
Gary A. Doer*	Director

/s/ Gregory J. Fleming		April 21, 2017
Gregory J. Fleming*	Director

/s/ Claude Généreux		April 21, 2017
Claude Généreux*	Director

/s/ Alain Louvel		April 21, 2017
Alain Louvel*	Director

/s/ Paul A. Mahon		April 21, 2017
Paul A. Mahon*	Director

/s/ Jerry E.A. Nickerson		April 21, 2017
Jerry E.A. Nickerson*	Director

/s/ Henri P. Rousseau		April 21, 2017
Henri P. Rousseau*	Director

/s/ Raymond Royer		April 21, 2017
Raymond Royer*	Director

/s/ T. Timothy Ryan, Jr.		April 21, 2017
T. Timothy Ryan, Jr.*	Director

/s/ Jerome J. Selitto		April 21, 2017
Jerome J. Selitto*	Director

/s/ Gregory D. Tretiak		April 21, 2017
Gregory D. Tretiak*	Director

/s/ Brian E. Walsh		April 21, 2017
Brian E. Walsh*	Director

/s/ Ryan L. Logsdon		April 21, 2017
Ryan L. Logsdon	*Attorney-in-Fact pursuant to Power of Attorney